As filed with the Securities and Exchange Commission on April 26, 2007
                                                              File No. 333-73390
                                                              File No. 811-09337

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                         Pre-Effective Amendment No.                     [ ]

                         Post-Effective Amendment No. 9
                                                                         [X]

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]

                         Amendment No. 25                                [X]

               Columbus Life Insurance Company Separate Account 1
                           (Exact Name of Registrant)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 East Fourth Street
                             Cincinnati, Ohio 45202
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: 1-800-677-9595

                 The Western and Southern Life Insurance Company
                                  400 Broadway
                             Cincinnati, Ohio 45202
                               (Name of Guarantor)

                  Please send copies of all communications to:
       DONALD J. WUEBBLING, ESQ.                           ELISABETH DAHL, ESQ.
    Columbus Life Insurance Company                               M.S. 32
        400 East Fourth Street                                 400 Broadway
        Cincinnati, Ohio 45202                            Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on __________ pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount of Interests in
            Columbus Life Insurance Company Separate Account 1 Under
              Legacy Survivorship Variable Universal Life Policies
                     (Title of Securities Being Registered)

                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE




COLUMBUS LIFE INSURANCE COMPANY                                       PROSPECTUS
SEPARATE ACCOUNT 1                                                   MAY 1, 2007





This prospectus describes the Legacy Survivorship Variable Universal Life flexible premium insurance policies and the investment options available to policy owners. It contains information you should know before purchasing a policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

Columbus Life Insurance Company issues the policies.

The policies may not be available in all states. In addition, policy provisions may vary slightly from state to state according to state law. Please read your policy carefully when you receive it. This prospectus is not part of the insurance policy. The insurance policy will be our contract with you.

Description of benefits in this prospectus depend on the policy being in force. It is your responsibility to pay enough premium to keep the policy in force.






Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the policy. The policy is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other government agency.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and earnings.

THE POLICY IS A FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE POLICY. THE AMOUNT OR DURATION OF THE DEATH BENEFIT MAY BE VARIABLE OR FIXED UNDER SPECIFIED CONDITIONS AND MAY INCREASE OR DECREASE. THE CASH VALUE OF THE POLICY MAY INCREASE OR DECREASE IN ACCORDANCE WITH THE EXPERIENCE OF THE SEPARATE ACCOUNT. YOU COULD LOSE YOUR ENTIRE INVESTMENT, DEPENDING ON THE PERFORMANCE OF THE INVESTMENT OPTIONS. IF THIS OCCURS AND A NO-LAPSE GUARANTEE IS NOT IN EFFECT, THERE COULD BE NO DEATH BENEFIT ABSENT ADDITIONAL PAYMENTS MADE TO KEEP THE POLICY IN FORCE. (MA)


THE PURPOSE OF THIS VARIABLE LIFE INSURANCE POLICY IS TO PROVIDE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED THEREIN.

NO CLAIM IS MADE THAT THIS VARIABLE LIFE INSURANCE POLICY IS IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND. (GA)

                                TABLE OF CONTENTS


RISK/BENEFIT SUMMARY..........................................................5
   Policy Benefits............................................................5
   Policy Risks...............................................................6
   Fund Company Risks.........................................................6
   Fee Tables.................................................................7

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS.........11
   Columbus Life Insurance Company...........................................11
   Guarantee of Insurance Obligations........................................11
   Columbus Life Insurance Company Separate Account 1........................11
   Notice Regarding Producer Compensation....................................12
   Sub-Account Investment Options............................................13
   Voting Rights.............................................................16
   Fixed Account.............................................................16

POLICY CHARGES...............................................................17
   Premium Expense Charge....................................................17
   State Tax Charge..........................................................18
   Cost of Insurance Charge..................................................18
   Per $1,000 Charge.........................................................19
   Per Policy Charge.........................................................20
   Mortality and Expense Risk Charge.........................................20
   Rider Charges.............................................................20
   Surrender Charge..........................................................21
   Transfer Fee..............................................................22
   Withdrawal Fee............................................................22
   Administrative Fee........................................................22

GENERAL DESCRIPTION OF THE POLICIES..........................................23
   Who Can Purchase a Policy.................................................23
   Allocation of Net Premiums and Transfers Among Investment Options.........23
   Market Timing.............................................................25
   Dollar Cost Averaging Program.............................................26
   Automatic Rebalancing Program.............................................26
   Rider Benefits............................................................27
   Conversion and Policy Split Option........................................30
   Policy Changes............................................................30
   Assignment of Policy......................................................31
   Contestability............................................................31

PREMIUMS.....................................................................32
   Premium Payments..........................................................32
   Planned Premium...........................................................32
   Net Premium...............................................................33
   Target Premium............................................................33
   Term No-Lapse Guarantee Premium...........................................33

DEATH BENEFIT................................................................34
   Death Benefit.............................................................34
   Table Of Death Benefit Factors And Example Of Death
     Benefit Calculation.....................................................35
   Suicide Exclusion.........................................................36
   Effective Date of Coverage and Temporary Insurance........................36
   Changes to Coverage.......................................................37
   Extended Coverage Period..................................................37
   Payment Options...........................................................38

POLICY VALUES AND VALUATION..................................................39
   Account Value.............................................................39
   Net Cash Surrender Value..................................................39
   Valuation of the Sub-Accounts.............................................39

SURRENDER AND PARTIAL WITHDRAWALS............................................41
   Surrender.................................................................41
   Partial Withdrawals.......................................................41
   Canceling the Policy Without Penalty......................................41
   Delay in Payment..........................................................42

LOANS........................................................................43

LAPSE AND REINSTATEMENT......................................................44

TAXES........................................................................45
   Tax Status of Policy......................................................45
   Modified Endowment Contract...............................................45
   Tax Consequences of Withdrawals and Loans.................................46
   Accelerated Death Benefits................................................46
   Extended Coverage.........................................................47
   Policy Split Option.......................................................47
   Tax Consequences on Insured's Death.......................................47
   Death of Owner Who is Not the Insured.....................................47
   Transfers.................................................................47
   Federal Estate and Gift Tax...............................................48
   Corporate and Qualified Retirement Plan Ownership.........................48
   Withholding...............................................................48

LEGAL PROCEEDINGS............................................................49

FINANCIAL STATEMENTS.........................................................49

TERMINOLOGY INDEX............................................................50

STATEMENT OF ADDITIONAL INFORMATION..........................................52

PERSONALIZED ILLUSTRATION....................................................52

CONTACT US...................................................................52

RISK/BENEFIT SUMMARY

POLICY BENEFITS

The policy provides life insurance coverage on the lives of two insured persons until the younger insured's age 100, so long as you do not surrender the policy or allow it to lapse. The death benefit is payable on the death of the second insured to die. You have a choice of two death benefit options. The face amount option is less costly and allows you to focus on building a higher cash value. The face amount plus account value option allows you to focus on building a higher death benefit, but because it is more costly, your cash value will be less than under the face amount option. With either option, the death benefit will not be less than the "corridor" death benefit amount required by federal tax law. See the Death Benefit section of this prospectus.

Because this is a variable policy, you will invest the cash value of the policy in the available underlying funds. A fixed account option, guaranteed by Columbus Life, is also available. See the Sub-Account Investment Options and Fixed Account sections of this prospectus. You will have access to the cash value of the policy through withdrawals and loans, subject to certain restrictions. See the Surrender, Partial Withdrawals, and Loans sections of this prospectus.

The base policy includes a no-lapse guarantee which assures that your policy will not lapse during the first 20 policy years (or until the younger insured's age 90, if earlier) so long as you pay a minimum amount of premium that we specify. Policy years are years measured from the date we issue the policy. See the Term No-Lapse Guarantee Premium section of this prospectus. In addition, if your policy is in force on the policy anniversary when the younger insured is (or would have been) age 100 (and you have a positive net cash surrender value), your policy will continue with a death benefit equal to the net cash surrender value until you surrender it or until the death of the second insured. A policy anniversary is a yearly anniversary of the date we issue the policy. See the Extended Coverage section of this prospectus.

Additional benefits may be available by rider. See the Riders section of this prospectus.

You have a right to examine the policy when you receive it. If you are not satisfied, you may return the policy to us or to one of our agents within 10 days, without incurring any charges. In most states, however, you will bear the risk of investment gain or loss during this period. See the Canceling the Policy Without Penalty section of this prospectus.

POLICY RISKS

There are risks of investing in a variable universal life policy. You bear the risk that the investment options you select will not perform well. In other words, you bear the entire risk of loss of principal and earnings on amounts invested in the sub-accounts. And, if your policy does not perform well you may have to make higher than planned premium payments to cover the monthly policy charges. If you do not pay enough premium, you bear the risk that your policy will lapse. See the Lapse and Reinstatement section of this prospectus.

Variable universal life is not suitable as a short-term savings vehicle. Successful investment in the sub-accounts may depend on long-term investing. See the Investment Options section of this prospectus. In addition, a surrender charge applies if the policy terminates during the first twelve policy years. See the Surrender Charge section of this prospectus.

Although you have access to the cash value of the policy through withdrawals, you may not withdraw an amount of cash that would cause the face amount of the policy to fall below $250,000. This situation could occur if the withdrawal would cause a change in the net amount at risk of the policy. See the Partial Withdrawals section of this prospectus.

There is a possibility of adverse tax consequences. A policy could fail to qualify as life insurance if coverage extends beyond the younger insured's age 100, or if excessive premiums are paid into the policy. We monitor premium payments and will generally reject any premium that would cause a policy to fail to qualify as life insurance. Alternatively, your policy could be treated as a "modified endowment contract". Withdrawals and loans are generally subject to income tax (to the extent of the gain in the contract) if the policy is a modified endowment contract, and a 10% federal tax penalty may apply to distributions, including loans. We will notify you if your policy has become a modified endowment contract. See the Taxes section of this prospectus. You should consult a qualified tax advisor about the tax consequences of owning a policy.

FUND COMPANY RISKS

A comprehensive discussion of the risks of investing in each fund is included in the fund company prospectuses. Some funds involve more risk than other funds. Please discuss these risks with your registered representative.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE PREMIUM PAYMENTS, MAKE WITHDRAWALS OR SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

----------------------------------------------------------------------------------------------------
                                         TRANSACTION FEES
----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
-------------------------- ------------------------ ----------------------- ------------------------
Premium Expense Charge*    Receipt of premium       7.50% of each premium   6.50% of each premium
-------------------------- ------------------------ ----------------------- ------------------------
State Tax Charge**         Receipt of premium       3.50% of each premium   1.40%  to 3.50% of
                                                                            each premium
-------------------------- ------------------------ ----------------------- ------------------------
Surrender Charge***        Full surrender or        $36.51 per $1,000 of    $36.51 per $1,000 of
                           lapse during first 12    initial face amount     initial face amount
                           policy years
-------------------------- ------------------------ ----------------------- ------------------------
Withdrawal Fee             Each withdrawal after    $50 per withdrawal      $50 per withdrawal
                           the first in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------
Transfer Fee               Each transfer from a     $10 per transfer        $10 per transfer
                           sub-account after the
                           twelfth in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------
Administrative Fee         Each request under the   $150 per request        $150 per request
                           Estate Tax Repeal
                           Rider, Accelerated
                           Death Benefit Rider,
                           and Accelerated Death
                           Benefit Plus Rider
-------------------------- ------------------------ ----------------------- ------------------------
Net Interest Rate for      Accrues on outstanding   1% per annum of         1% per annum of
Policy Loans****           indebtedness daily       outstanding             outstanding
                                                    indebtedness            indebtedness
-------------------------- ------------------------ ----------------------- ------------------------


* Rates decline over a period of years and with higher premium payments. See the Premium Expense Charge section of this prospectus.

** We charge the actual state tax charge rate for the state of your residence, as a percent of each premium. See the State Tax Charge section of this prospectus.

*** The maximum initial surrender charge for a particular policy varies by individual characteristics. Surrender charges for all policies are level for the first five policy years and then decline over the next seven policy years, and disappear completely in the thirteenth policy year. See the Surrender Charge section of this prospectus.

**** The net interest rate is the difference between the rate we charge on policy loans and the rate we credit on the loan account. If indebtedness is not repaid, it will be deducted from the account value upon termination of the policy; or, if indebtedness is outstanding at the time of the second insured's death, it will be deducted from the death benefit. See the Loans section of this prospectus.

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND COMPANY FEES AND EXPENSES.

----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                 THAT DO NOT DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSUREDS
----------------------------------------------------------------------------------------------------
CHARGE                     WHEN CHARGE IS DEDUCTED  MAXIMUM CHARGE          CURRENT CHARGE
                                                    (ON AN ANNUAL BASIS)    (ON AN ANNUAL BASIS)
-------------------------- ------------------------ ----------------------- ------------------------
Per Policy Charge          Monthly                  $108.00 flat fee        $90.00 flat fee
-------------------------- ------------------------ ----------------------- ------------------------
Mortality & Expense Risk   Monthly                  0.90% of variable       0.70% of variable
Charge*                                             account value           account value
-------------------------- ------------------------ ----------------------- ------------------------


* Rates can decline in year 13 depending on variable account value band. See the Mortality and Expense Risk Charge section of this prospectus.

----------------------------------------------------------------------------------------------------
                    PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES
                   THAT DO DEPEND ON INDIVIDUAL CHARACTERISTICS OF THE INSUREDS
----------------------------------------------------------------------------------------------------
CHARGE                WHEN CHARGE IS      MAXIMUM CHARGE     MINIMUM
                      DEDUCTED            (ON AN ANNUAL      CHARGE*             ANNUAL CHARGE FOR
                                          BASIS)             (ON AN ANNUAL       TWO 64-YEAR OLD
                                                             STANDARD BASIS)     INSUREDS, ONE
                                                             NON-TOBACCO USER    MALE, ONE FEMALE**
--------------------- ------------------- ------------------ ------------------- -------------------
Cost of Insurance     Monthly                 $1,000.00           $0.0003              $0.01
Charge***
                                              per $1,000 of net amount at risk attributable to
                                                           base policy face amount
--------------------- ------------------- ------------------ ------------------- -------------------
Per $1,000 Charge***  Monthly                   $2.70              $0.72               $1.44
--------------------- -------------------
                                                per $1,000 of initial base policy face amount
----------------------------------------------------------------------------------------------------
Optional Rider Charges***
--------------------- ------------------- ------------------ ------------------- -------------------
   Last Survivor
   Additional Life
   Rider
--------------------- ------------------- ------------------ ------------------- -------------------
     -- Per $1,000    Monthly                   $0.41              $0.00               $0.00
--------------------- -------------------
                                           per $1,000 of initial additional life rider face amount
--------------------- ------------------- ------------------ ------------------- -------------------
     -- COI           Monthly                 $1,000.00           $0.0002              $0.008
--------------------- -------------------
                                              per $1,000 of net amount at risk attributable to
                                                      additional life rider face amount
--------------------- ------------------- ------------------ ------------------- -------------------
   Extended           Monthly                   $0.12              $0.12               $0.12
   No-Lapse
   Guarantee Rider
   -- COI
--------------------- -------------------
                                                 per $1,000 of base policy face amount plus
                                                      additional life rider face amount
--------------------- ------------------- ----------------------------------------------------------
   Extended           Monthly from         Increases uniformly from $13.56 at age 90 to $135.00 at
   Coverage Benefit   younger insured's                            age 99
   Rider -- COI       age 90 to age 99
--------------------- -------------------
                                                     per $1,000 of rider amount at risk
--------------------- ------------------- ------------------ ------------------- -------------------
   Enhanced Cash      Monthly during            $5.16              $0.24               $1.20
   Value Rider --     first policy year
   COI
--------------------- -------------------
                                                    per $1,000 of base policy face amount
--------------------- ------------------- ------------------ ------------------- -------------------
   Other Insured      Monthly                  $378.72             $0.84            Charge for a
   Rider -- COI                                                                   64-year-old male
                                                                                      standard
                                                                                  non-tobacco user
                                                                                  insured: $17.04
--------------------- -------------------
                                                 per $1,000 of other insured benefit amount
--------------------- ------------------- ----------------------------------------------------------


* Minimum charges shown are for insured(s) that pose the least risk to us, and are for the first policy year only. Most cost of insurance charges increase significantly each year.

** Charge shown is charge at issue. Most cost of insurance charges increase each year as the insureds age, subject to the maximum charges shown.

*** Most cost of insurance ("COI") charges and per $1,000 ("Per $1,000") charges vary based on individual characteristics. Minimum and maximum charges shown may not be representative of the charges that particular policy owners will pay. Maximum charges for substandard risk classes may be higher than those shown. You may obtain more information from your registered representative about cost of insurance charges and per $1,000 charges that would apply to your policy.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS INCLUDED IN THE PROSPECTUS FOR EACH FUND.


------------------------------------------------------------ --------------- ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            Minimum         Maximum
(expenses that are deducted from fund assets, including
fees, distribution and/or services fees, and other
expenses)
------------------------------------------------------------ --------------- ---------------
                                                                 0.29%           1.98%
------------------------------------------------------------ --------------- ---------------




The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2006.



If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.28% and 1.65% respectively. The expense reimbursement and fee waiver arrangement reflected in the minimum is contractual through December 31, 2007 for one of two funds with this minimum fee and contractual through April 30, 2009 for the second fund with this minimum fee. The expense reimbursement and fee waiver arrangement reflected in the maximum is voluntary and may be terminated at any time.

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS

COLUMBUS LIFE INSURANCE COMPANY

The Depositor is Columbus Life Insurance Company (Columbus Life), 400 East Fourth Street, Cincinnati, OH 45202.

GUARANTEE OF INSURANCE OBLIGATIONS


Insurance obligations under the policies issued by Columbus Life are guaranteed by The Western and Southern Life Insurance Company (WSLIC), an affiliate of Columbus Life. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and account values invested in the Fixed Account. The guarantee does not guarantee account value or the investment performance of the variable investment options available under the policies. The guarantee provides that policy owners can enforce the guarantee directly.

Columbus Life expects that the WSLIC guarantee will continue indefinitely. However, if the guarantee terminates, the insurance obligations on policies issued prior to the termination of the guarantee would continue to be covered by the guarantee, including obligations arising from premium payments or other payments received after termination, until satisfied in full. Policies issued after termination would not be covered by the guarantee.

WSLIC is a stock life insurance company incorporated under the laws of the State of Ohio on February 23, 1888. WSLIC's principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. WSLIC is licensed in 43 states of the United States and the District of Columbia. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc.


COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

The Registrant is Columbus Life Insurance Company Separate Account 1 (Separate Account 1). Separate Account 1 holds the investments allocated to the sub-accounts by policy owners. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each sub-account in an underlying fund.

Each sub-account buys shares of a fund at net asset value without a sales charge. Each sub-account reinvests dividends and capital gains distributions from a fund in the shares of that fund at net asset value without a sales charge. Each sub-account redeems fund shares attributable to a policy at net asset value to the extent necessary to make payment of death proceeds or other payments under the policy.

The income, gains, and losses credited to, or charged against, Separate Account 1 reflect Separate Account 1's own investment experience and not the investment experience of Columbus Life's other assets. The assets of Separate Account 1 may not be used to pay any liabilities of Columbus

Life other than those arising from the policies.
Columbus Life is obligated to pay all amounts guaranteed under the policies.

NOTICE REGARDING PRODUCER COMPENSATION

Columbus Life may enter into marketing expense agreements with selected broker-dealers that distribute its products. Marketing expense compensation is intended to reimburse the broker-dealer for expenses incurred in marketing Columbus Life variable universal life insurance products. Marketing expense reimbursement, together with commission payments, will not exceed the maximum commission levels disclosed in the Statement of Additional Information.

Columbus Life may enter into focus sponsor agreements with selected broker-dealers that distribute its products. Focus sponsor fees are intended to defray the broker-dealer's costs of hosting conferences at which Columbus Life variable universal life products are marketed to registered representatives. For example, Columbus Life may contribute to the cost of exhibitor fees, speaker fees, and conference meals.

Payment of these types of producer compensation may create a conflict of interest in the sale of a Columbus Life variable universal life insurance product.

SUB-ACCOUNT INVESTMENT OPTIONS

The funds listed on the next two pages are the sub-account investment options under this policy.

The fund advisors and sub-advisors do not guarantee that the funds will meet their investment objectives. More complete information about each fund, including information about its risks, performance and other investment strategies, is included in the prospectus of the fund. You may obtain copies of fund prospectuses from your registered representative, or from us by calling 1-800-677-9595. You may also access fund prospectuses on our website at www.columbuslife.com under "Explore Our Products". Please read each prospectus carefully before you make decisions about your investment options.

A fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The funds in which the sub-accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a fund, such as implementation of investment policies, fund expenses and the size of the fund. In addition, the investment return of your policy will be less than the investment return of funds you select because you will pay policy charges.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the funds.

----------------------------------------------------------- ---------------------- ---------------------------------------------
                                                              TYPE                   ADVISOR/SUB-ADVISOR*
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Basic Value Fund - Series II Shares               Large Cap Value
                                                                                   A I M ADVISORS, INC.
----------------------------------------------------------- ----------------------
   AIM V.I. Capital Appreciation Fund - Series II Shares      Large Cap Growth
----------------------------------------------------------- ----------------------
   AIM V.I. Core Equity Fund - Series II Shares               Large Cap Blend
----------------------------------------------------------- ---------------------- ---------------------------------------------
DWS INVESTMENTS VIT FUNDS
--------------------------------------------------------------------------------------------------------------------------------
   DWS Equity 500 Index VIP - Class A                         Large Cap Blend
                                                                                   DEUTSCHE INVESTMENT MANAGEMENT AMERICAS
                                                                                   INC.
                                                                                   Sub-Advisor: Northern Trust Investments,
                                                                                   N.A.
----------------------------------------------------------- ----------------------
   DWS Small Cap Index VIP - Class A                          Small Cap Blend
--------------------------------------------------------------------------------------------------------------------------------
DWS VARIABLE SERIES I
--------------------------------------------------------------------------------------------------------------------------------
   DWS Bond VIP - Class A                                     Fixed Income - Corp  DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
                                                                                   Sub-Advisor: Aberdeen Asset Management, Inc.
                                                                                   Sub-Subadvisor: Aberdeen Asset Management
                                                                                   Investment Services Limited
----------------------------------------------------------- ---------------------- ---------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
--------------------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2  Large Cap Value
                                                                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2  Flexible Investment
                                                              Strategy
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Growth & Income Portfolio - Service        Large Cap Blend
   Class 2
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Growth Portfolio - Service Class 2         Large Cap Growth
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Asset ManagerSM Portfolio - Service        Balanced
   Class 2
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Balanced Portfolio - Service Class 2       Balanced
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2        Mid Cap Growth
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Money Market Portfolio - Initial Class     Money Market
----------------------------------------------------------- ---------------------- ---------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Franklin Growth and Income Securities Fund - Class 2       Large Cap Value
                                                                                   FRANKLIN ADVISORS, INC..
----------------------------------------------------------- ----------------------
   Franklin Income Securities Fund - Class 2                  Balanced
----------------------------------------------------------- ----------------------
   Franklin U.S. Government Fund - Class 2                    Fixed Income - Gov't
----------------------------------------------------------- ----------------------
   Franklin Large Cap Growth Securities Fund - Class 2        Large Cap Growth
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Templeton Foreign Securities Fund - Class 2                International Equity TEMPLETON INVESTMENT COUNSEL, LLC
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Templeton Growth Securities Fund - Class 2                 Global Equity        TEMPLETON GLOBAL ADVISORS LIMITED
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Mutual Shares Securities Fund - Class 2                    Mid Cap Value        FRANKLIN MUTUAL ADVISERS, LLC
----------------------------------------------------------- ---------------------- ---------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio - Service Shares      Mid Cap Growth
                                                                                   JANUS CAPITAL MANAGEMENT LLC
----------------------------------------------------------- ----------------------
   Janus Aspen Forty Portfolio - Service Shares               Large Cap Growth
----------------------------------------------------------- ----------------------
   Janus Aspen Worldwide Growth Portfolio - Service Shares    Global Equity
----------------------------------------------------------- ---------------------- ---------------------------------------------
MFS(R) VARIABLE INSURANCE TRUSTSM
--------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Core Equity Series - Service Class (1)              Large Cap Blend
                                                                                   MASSACHUSETTS FINANCIAL SERVICES COMPANY
----------------------------------------------------------- ----------------------
   MFS(R) Emerging Growth Series - Service Class              Large Cap Growth
----------------------------------------------------------- ----------------------
   MFS(R) Mid Cap Growth Series - Service Class               Mid Cap Growth
----------------------------------------------------------- ----------------------
   MFS(R) New Discovery Series - Service Class Small Cap Growth

1    Formerly MFS(R) Capital Opportunities Series - Service Class.



----------------------------------------------------------- ---------------------- ---------------------------------------------
                                                              TYPE                   ADVISOR/SUB-ADVISOR*
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer MidCap Fund/VA - Service Class               Mid Cap Growth
                                                                                   OPPENHEIMERFUNDS, INC.
----------------------------------------------------------- ----------------------
   Oppenheimer Strategic Bond Fund/VA - Service Class       Multi-Sector Bond
--------------------------------------------------------------------------------------------------------------------------------
(OPPENHEIMER) PANORAMA SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Growth Fund/VA - Service       International Equity   OPPENHEIMERFUNDS, INC.
   Class
----------------------------------------------------------- ---------------------- ---------------------------------------------
PUTNAM VARIABLE TRUST
--------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund - Class IB              Large Cap Value
                                                                                   PUTNAM INVESTMENT MANAGEMENT, LLC
----------------------------------------------------------- ----------------------
   Putnam VT International Equity Fund - Class IB           International Equity
----------------------------------------------------------- ----------------------
   Putnam VT New Opportunities Fund - Class IB              Large Cap Growth
----------------------------------------------------------- ----------------------
   Putnam VT Small Cap Value Fund - Class IB                Small Cap Value
----------------------------------------------------------- ----------------------
   Putnam VT Voyager Fund - Class IB                        Large Cap Growth
----------------------------------------------------------- ---------------------- ---------------------------------------------
TOUCHSTONE VARIABLE SERIES TRUST*
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Baron Small Cap Fund                          Small Cap Growth       BAMCO, INC.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Mid Cap Growth Fund                           Mid Cap Growth         TCW INVESTMENT MANAGEMENT COMPANY;
                                                                                   WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Third Avenue Value Fund                       All Cap Value          THIRD AVENUE MANAGEMENT LLC
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Eagle Capital Appreciation Fund               Large Cap Growth       EAGLE ASSET MANAGEMENT, INC.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Enhanced Dividend 30 Fund                     Large Cap Blend        TODD INVESTMENT ADVISORS, INC.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Value Plus Fund                               Large Cap Value        FORT WASHINGTON INVESTMENT ADVISORS, INC.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Growth & Income Fund                          Large Cap Value        DEUTSCHE INVESTMENT MANAGEMENT AMERICAS
                                                                                   INC.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Balanced Fund                                 Balanced               OPPENHEIMER CAPITAL LLC
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone High Yield Fund                               Fixed Income - Hi
                                                            Yield
                                                                                   FORT WASHINGTON INVESTMENT ADVISORS, INC.
----------------------------------------------------------- ----------------------
   Touchstone Core Bond Fund                                Fixed Income - Corp
----------------------------------------------------------- ----------------------
   Touchstone Money Market Fund                             Money Market
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------------------------------------------------------
   Van Kampen LIT Comstock Portfolio - Class II             Large Cap Value
                                                                                   VAN KAMPEN ASSET MANAGEMENT
----------------------------------------------------------- ----------------------
   Van Kampen LIT Strategic Growth Portfolio - Class II     Large Cap Growth
   (2)
--------------------------------------------------------------------------------------------------------------------------------
(VAN KAMPEN) THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------------------
   Van Kampen UIF Emerging Markets Equity Portfolio -       International Equity   MORGAN STANLEY INVESTMENT MANAGEMENT INC.,
   Class II                                                                        DBA VAN KAMPEN
                                                                                   SUB-ADVISOR: MORGAN STANLEY INVESTMENT
                                                                                   MANAGEMENT COMPANY
----------------------------------------------------------- ---------------------- ---------------------------------------------




(2)  Formerly Van Kampen LIT Emerging Growth Portfolio - Class II.


* The advisor listed for each of the Touchstone Variable Series Trust funds is a sub-advisor to Touchstone Advisors, Inc.


Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life. Touchstone Variable Series Trust is also an affiliate of Columbus Life.

VOTING RIGHTS

Separate Account 1 is entitled to vote the fund shares it holds at any meeting of shareholders of the funds. If you had an interest in a sub-account on the record date for a shareholder vote, we will ask you for voting instructions. We will vote the number of fund shares represented by your interest in the sub-account according to your instructions.

If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may disregard voting instructions to the extent permitted or required by law. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

FIXED ACCOUNT

The fixed account is an investment option under the policy.

Amounts allocated to the fixed account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts allocated to the fixed account become part of Columbus Life's general account assets. The general account contains all of Columbus Life's assets other than those in Columbus Life separate accounts. General account assets support Columbus Life's annuity and insurance obligations and are subject to the general liabilities of Columbus Life.

POLICY CHARGES

We assess charges to support the operation of your policy and Separate Account
1. We deduct some charges from your premium payments and others from your account value. When we deduct charges from your account value, we deduct them pro rata from the sub-accounts and fixed account in which your account value is invested unless you have instructed us to deduct these charges from a specific sub-account or the fixed account. The purpose of a charge is explained in the description of each charge below. We pay the state tax charge to the state of your residence. We pay federal taxes due to the Internal Revenue Service. We pay distribution expenses to Touchstone Securities, Inc. and other broker-dealers. We retain charges that pay for administrative expenses to offset our internal and external operating costs associated with the policies. We retain charges that compensate us for risks we assume under the policies.

In addition, the funds pay management fees and expenses, and in some cases distribution fees, which are deducted from fund assets. These charges to the funds are reflected in the daily net asset values of the funds and in the sub-account accumulation unit values. Fund company fees and expenses are described in more detail in the fund prospectuses. Fund distribution fees are paid to Columbus Life and other insurance companies or their distributors.

                                 PREMIUM CHARGES

PREMIUM EXPENSE CHARGE

The premium expense charge partially covers our distribution expenses and federal taxes associated with the policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the premium expense charge is determined by multiplying the applicable premium expense charge rate(s) by the premium (or proportionate part thereof).

---------------------------------------------------    ------------------------------------------------

       CURRENT PREMIUM EXPENSE CHARGE RATES                 MAXIMUM PREMIUM EXPENSE CHARGE RATES
---------------------------------------------------    ------------------------------------------------
                FOR PREMIUM        FOR PREMIUM                                         FOR PREMIUM
               RECEIVED IN A      RECEIVED IN A                     FOR PREMIUM        RECEIVED IN A
              POLICY YEAR UP      POLICY YEAR IN                   RECEIVED IN A      POLICY YEAR IN
  POLICY            TO              EXCESS OF           POLICY    POLICY YEAR UP TO     EXCESS OF
   YEAR       TARGET PREMIUM      TARGET PREMIUM         YEAR      TARGET PREMIUM     TARGET PREMIUM

   1-12             6.50%              3.25%             1-12            7.50%               4.25%
    13+             2.50%              1.75%             13+             3.50%               2.75%
------------ ------------------ -------------------    --------- ------------------- ------------------


At our option, we may charge rates different than the current rates shown above. However, the premium expense charge rates are guaranteed to be no more than the maximum rates shown above.

STATE TAX CHARGE

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.4% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the state tax charge is determined by multiplying the state tax charge rate for your state times the premium.

                             MONTHLY POLICY CHARGES

We deduct monthly policy charges on each monthly anniversary day. A monthly anniversary day is the day we issue the policy and each monthly anniversary of that date. Monthly policy charges are deducted from your account value.

COST OF INSURANCE CHARGE

The cost of insurance charge compensates us for the insurance risk we assume under the base policy. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the net amount at risk for the policy on the monthly anniversary day.

The net amount at risk for the policy is the amount of the death benefit for which we are at risk. The net amount at risk on any monthly anniversary day is equal to:

(a)  The death benefit plus indebtedness, divided by 1.0024663; minus

(b) The account value after deduction of monthly policy charges, other than the cost of insurance charge, on that monthly anniversary day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of each insured as of the date we issue the policy. The maximum rate is different for each policy year. Generally, the maximum rate increases each year over the life of a policy due to the increasing ages of the insureds. The maximum rates for your policy are shown in your policy. We may change these maximum rates if your policy terminates and is later reinstated. The maximum monthly rate for any policy is $83.333333 per $1,000 of net amount at risk. We may charge current cost of insurance rates that are less than the maximum rates shown in your policy. Your overall cost of insurance charges will be lower if a portion of your death benefit is provided under the Last Survivor Additional Life Rider (also known as Supplemental Coverage Rider or SCR).

PER $1,000 CHARGE

The per $1,000 charge partially compensates us for issuing and distributing the policy. The amount of the per $1,000 charge is determined by multiplying the per $1,000 charge rate times the face amount. If the face amount is increased or decreased we will continue to calculate the per $1,000 charge as if the increase or decrease had not occurred.

The per $1,000 charge rate depends on the age, sex and risk class of each insured as of the date we issue the policy. The maximum monthly per $1,000 charge rate we may charge is $0.22500 per $1,000 of initial base policy face amount. The per $1,000 charge rate for your policy will be shown in your policy.

This per $1,000 charge does not apply to additional life rider specified amount.

PER POLICY CHARGE

The per policy charge partially compensates us for administering the policy. The maximum per policy charge is $9.00 per month. The current per policy charge is $7.50 per month. The per policy charge is the same for all policies. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the policy. We assume a mortality risk that the insureds will not live as long as we expect and therefore the amount of the death benefit we pay under the policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the policy will be greater than we expect. The amount of the mortality and expense risk charge is determined by multiplying the current applicable mortality and expense risk charge rate(s) from the table below (expressed as a monthly rate) times the applicable band(s) of variable account value on the monthly anniversary day. The variable account value is the value of your investment in the sub-accounts.

------------ ------------------------ ------------------------------ -------------------------------
POLICY YEAR  VARIABLE ACCOUNT VALUE   CURRENT ANNUAL MORTALITY AND    MAXIMUM ANNUAL MORTALITY AND
                      BAND              EXPENSE RISK CHARGE RATE        EXPENSE RISK CHARGE RATE

  1 - 12           All Amounts                    0.70%                          0.90%

   13 +            0 - $25,000                    0.70%                          0.90%
                $25,001 - $50,000                 0.45%                          0.65%
               $50,001 - $250,000                 0.20%                          0.40%
                   $250,001 +                     0.10%                          0.30%
------------ ------------------------ ------------------------------ -------------------------------


At our option, we may charge rates different than the current rates shown. However, the mortality and expense risk charge rates are guaranteed to be no more than the maximum rates shown.

RIDER CHARGES

For any optional rider you add to your policy, there will be a cost of insurance charge and/or a per $1,000 charge. The rider charge will be determined on each monthly anniversary day that the charge applies. The rider charge rates will be shown in your policy. See the Rider Benefits section of this prospectus.

                               TRANSACTION CHARGES

SURRENDER CHARGE

The surrender charge partially compensates us for issuing and distributing the policy. During the first 12 policy years, a surrender charge will be deducted from your account value if your policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the policy in force. Surrender charges vary depending on ages and risk classes of the insureds when the policy is issued. Surrender charge amounts are determined when we issue the policy and do not change even if there are policy changes.

The maximum surrender charges for any policy (shown as a percentage of initial annual target premium for the base policy) are shown in the table below. The maximum target premium for any policy is $42.78 per $1,000 of face amount.

------------------- ----------- ------------ ----------- ----------- ------------ -----------
POLICY YEAR             1            2           3           4            5           6
------------------- ----------- ------------ ----------- ----------- ------------ -----------
MAXIMUM SURRENDER
CHARGE RATE           143.5%      143.5%       143.5%      143.5%      143.5%       141.9%
------------------- ----------- ------------ ----------- ----------- ------------ -----------

------------------- ----------- ------------ ----------- ----------- ------------ -----------
POLICY YEAR             7            8           9           10          11           12
------------------- ----------- ------------ ----------- ----------- ------------ -----------
MAXIMUM SURRENDER
CHARGE RATE           122.8%      103.6%       84.5%       65.4%        45.8%       21.9%
------------------- ----------- ------------ ----------- ----------- ------------ -----------


For older issue ages, the initial surrender charge would be less than 143.5% of target premium. The surrender charge remains at the initial level during the first five policy years. During policy years six through ten, the surrender charge reduces uniformly each month, reaching 1/3 of its initial value by the end of the tenth policy year. During policy years 11 and 12, it decreases at an accelerated rate and disappears by the end of year 12. Your policy will show the surrender charge amounts, in dollars, that we would charge if you surrendered your policy in any month during the first 12 policy years.

This charge does not apply to additional life rider specified amount.

TRANSFER FEE

We charge $10 per transfer for each transfer from a sub-account after the twelfth in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

WITHDRAWAL FEE

We charge $50 per withdrawal for each withdrawal after the first in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

ADMINISTRATIVE FEE

We may charge an administrative fee of up to $150 to process a request under certain riders that are automatically added to your policy. See the Rider Benefits section of this prospectus.

GENERAL DESCRIPTION OF THE POLICIES

The policy is a flexible premium survivorship variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends. The policy is a contract between you (the owner or joint owners) and Columbus Life. The owner has all rights under the policy subject to any assignment and to the rights of an irrevocable beneficiary to consent to a change of beneficiary. If there are joint owners, both joint owners must consent in writing to the exercise of any rights under the policy.

The policy provides life insurance coverage on the lives of two insured persons (the insureds). The death benefit is payable on the second death to the person or persons you designate (the beneficiary(ies)).

WHO CAN PURCHASE A POLICY


You can apply for a policy by contacting your insurance agent/financial representative. We will not issue a policy unless at least one of the insureds meets our underwriting standards. We will also not issue a policy that insures a person who will be over 79 years of age or under 20 years of age on the date we approve the application.

When we review an application for a policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed insureds' lives. Factors bearing on insurance risk include the proposed insureds' occupations; avocations; medical histories including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record. After we evaluate this information, we place each insured in a risk class. The risk classes we currently use are preferred non-tobacco user; preferred tobacco user; standard non-tobacco user; standard tobacco user; and various "substandard" classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by policy depending on the combined risk classes of the insureds, as well as on their ages and sexes.


ALLOCATION OF NET PREMIUMS AND TRANSFERS AMONG INVESTMENT OPTIONS

You allocate your net premiums by specifying on your application the percentage of your net premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the net premium based on the most recent allocation instructions we have received from you.

After the initial premium has been allocated, or after your free look period, if later, you can transfer your account value among the sub-accounts or from the sub-accounts to the fixed account up to 12 times per policy year without charge. Each transfer must be at least $250 or the total value of the sub-account, if less than $250. We will charge you $10 for each additional transfer either among the sub-accounts or from the sub-accounts to the fixed account. You are also permitted to make 1 transfer from the fixed account per policy year. There is no charge for this transfer. The minimum transfer from the fixed account is $250. In the first 4 policy years, you cannot transfer more than 25% of your interest in the fixed account in a policy year.

The above transfer rules do not apply to dollar cost averaging transfers or automatic rebalancing transfers. All transfers requested on the same day will be considered a single transfer for purposes of these rules and transfer charges.

The rules below determine the valuation date on which we process a transaction. (Transactions are always processed at the accumulation unit value determined on the night of the valuation date on which we process the transaction, i.e., the "next-determined value". See the Valuation of the Sub-Accounts section of this prospectus for information about valuation.)

     - If we receive your premium payment or transfer instructions in good order on a valuation date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that valuation date.

     -    If not, we will process the transaction on the next valuation date.

     - Your initial premium payment will be allocated to a money market sub-account on the date we issue the policy (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to a money market sub-account.

In addition, we reserve the right to deposit premium in a money market sub-account for the duration of the free look period if such period exceeds 15 days.

The minimum allocation or transfer to a single investment option is 1% of the amount allocated or transferred. All allocations or transfers to a single investment option must be in whole percentages.

If we accept premium payments for you from an employer or an employer plan, we will apply the premium to your policy according to our allocation rules as of the date we receive it in our office from your employer or employer plan.

MARKET TIMING

Frequent transfers among sub-accounts ("market timing") can disrupt an underlying fund's ability to process transactions. This may disadvantage other policy owners because the underlying funds may incur increased transaction costs that are passed on to other policy owners. Accordingly, Columbus Life has a policy in place with respect to market timing transfers. Columbus Life will refuse to honor a transfer request made by any means other than ordinary U.S. mail that would result in a transfer into or out of any international or high yield sub-account of the Separate Account within five (5) business days of an opposite requested transfer or automatic rebalancing transfer into or out of the same sub-account. There are no exceptions to this policy. Currently, the Separate Account offers the following international and high yield sub-accounts:


     o    Templeton Foreign Securities Fund         o    Putnam VT International
                                                           Equity Fund


     o    Templeton Growth Securities Fund          o    Touchstone High Yield
                                                           Fund

     o    Janus Aspen Worldwide Growth Portfolio    o    Van Kampen UIF Emerging
                                                           Markets Equity
     o    Oppenheimer Fund/VA International Growth         Portfolio

Columbus Life believes this is an appropriate market timing policy for the Separate Account in light of contractual restrictions on free transfers (see the Transfers section of this prospectus) and historical transfer activity within the Separate Account. However, Columbus Life's policy may not be effective in deterring all market timers. Specifically, Columbus Life has not adopted a market timing policy for funds that are not international or high yield funds. As a result, market timing could occur in these funds and other policy owners could suffer the effects of market timing. Columbus Life reserves the right to modify its market timing policy on a prospective basis in the event transfer activity within the Separate Account reveals abusive practices that are not prohibited under the current policy.

In addition to the above policy, a policy owner may be considered to be engaged in market timing if an underlying fund detects activity that it deems to be market timing under its own policies and procedures that can be traced back to an individual policy owner. If the underlying fund were to refuse a net trade made by the Separate Account due to an order placed by the individual policy owner, the Separate Account could be required to remove the market timing trade from the net trade and reject the market timing trade. The market timing trade will be canceled and the policy owner will be required to place another order on a subsequent business day (as permitted under Columbus Life's market timing policy) in order to complete the trade.

If a policy owner is found to be engaged in market timing, the Separate Account may, in addition to rejecting a particular transfer, revoke a policy owner's ability to make transfer requests by telephone, fax, or any other electronic means.

DOLLAR COST AVERAGING PROGRAM

Dollar cost averaging is a method of investing equal amounts of money at regular intervals by transferring amounts at regular intervals from a sub-account we designate, or from the fixed account, to the sub-accounts you select. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high because you will be investing during both up and down markets. You should also consider your financial ability to maintain a consistent level of investment over time.

You may instruct us to make regular transfers of:

     -    A specific dollar amount

     - A specific percentage of the source account (or a pro rata portion until source of funds is depleted)

     -    Earnings in the source account

You select the number (or duration), frequency and timing of your transfers, subject to the following rules:

     -    Dollar cost averaging transfers must continue for at least 12 months;

     -    Each transfer must be at least $100; and

     - The allocation to each sub-account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for dollar cost averaging transfers.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your account to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, we will complete the transfers you previously requested.

AUTOMATIC REBALANCING PROGRAM

Automatic rebalancing of assets among sub-accounts and the fixed account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. Automatic rebalancing may not be available if dollar cost averaging is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for automatic rebalancing transfers.

RIDER BENEFITS

Certain riders are automatically issued with your policy, subject to certain issue age limits and underwriting requirements. There is no additional cost of insurance charge for these riders. These riders are:

     o The ESTATE PROTECTION BENEFIT RIDER. This rider provides additional term insurance during the first four policy years in an amount equal to 125% of the face amount of the policy.

     o The ESTATE TAX REPEAL RIDER. This rider provides a waiver of surrender charge on a full surrender or policy split during a one-year option period triggered by a full and permanent repeal of the federal estate tax being effective in 2010. In order to be eligible to exercise the option you must have paid an amount of premium, as of each policy anniversary up to the date the option period begins, equal to 70% of the cumulative amount of target premium for the policy through that policy anniversary. Specific rider terms and conditions apply, and may vary by state. We may charge an administrative fee not to exceed $150 to process a request under this rider. We will waive the charge if the proceeds are used to purchase an annuity issued by Columbus Life or one of its affiliated life insurance companies.

     o The ACCELERATED DEATH BENEFIT RIDER, or the ACCELERATED DEATH BENEFIT PLUS RIDER, if approved in your state. This rider gives you access to a portion of the death benefit of the policy in the form of an advance after the death of the first insured and after the second insured has been diagnosed with a terminal illness, or under the Accelerated Death Benefit Plus Rider, after the second insured has been diagnosed with a terminal illness or critical illness, or has been confined to a nursing home. Specific rider terms and conditions apply, and may vary by state. Interest will be charged on the amount of the advance, and we may charge an administrative fee not to exceed $150 per advance to process an advance.

There are a number of optional insurance benefits that may be available to you by rider for an additional cost. The availability of these riders may be limited by issue age and underwriting requirements. These riders are:

     o The LAST SURVIVOR ADDITIONAL LIFE RIDER (ALSO KNOWN AS SUPPLEMENTAL COVERAGE RIDER OR SCR). This rider provides additional permanent insurance coverage (the "additional life rider face amount") on the lives of the insureds, at a lower cost than the coverage provided under the base policy. The additional life rider face amount will be added to the face amount of the base policy in determining the death benefit. The coverage under this rider will be included in the net amount at risk for the policy and will be charged a monthly cost of insurance charge. The current monthly cost of insurance charge rates for the portion of the net amount at risk that is attributable to this rider will be lower than the current monthly cost of insurance charge rates we charge for the base policy coverage. (We guarantee the rates will never exceed the guaranteed maximum monthly cost of insurance charge rates shown in your policy.) We also charge a monthly per $1,000 charge for this rider not to exceed $0.03378 per $1,000 of additional life rider face amount.

     o The EXTENDED NO-LAPSE GUARANTEE RIDER. This rider provides a no-lapse guarantee that begins when the term no-lapse guarantee provision under the policy ends. This no-lapse guarantee terminates on the day before the policy anniversary on which the younger insured is or would have been age 100. This no-lapse guarantee will have a different minimum monthly premium than the term no-lapse guarantee under the policy, and the minimum premium test will apply from the date we issue the policy. You may have to pay more premium to meet the lifetime no-lapse guarantee minimum premium test than you had to pay to meet the term no-lapse guarantee minimum premium test. Availability of this rider may be limited by the amount of additional life rider face amount you have purchased. The monthly cost for this rider will be $0.01 per $1,000 of face amount (plus any additional life rider face amount), due on each monthly anniversary day beginning when the term no-lapse guarantee under the policy ends.

     o The EXTENDED COVERAGE BENEFIT RIDER. This rider replaces the extended coverage provision in the policy. If the policy is in force, and not in a grace period, on the policy anniversary on which the younger insured is or would have been age 100, the policy will continue and the amount of the death benefit will be equal to the greater of the face amount (plus any additional life rider face amount) or the cash surrender value, less any indebtedness. The charge for this rider is due on each monthly anniversary day during the ten policy years beginning with the policy anniversary the younger insured is or would have been age 90 and ending with the day before the policy anniversary the younger insured is or would have been age 100. The maximum cost per $1,000 of face amount (plus any additional life rider face amount) increases uniformly from $1.13 at attained age 90 to $11.25 at attained age 99. Maximum costs assume an account value of $0. Actual monthly costs will be lower as the account value approaches face amount (plus any additional life rider face amount), at which point there would be no charge for the rider.

     o The ENHANCED CASH VALUE RIDER. This rider provides enhanced cash values in the first four policy years by reducing the base policy surrender charges in those years. The lower surrender charges apply only to the initial specified amount. Regular base policy surrender charges would apply to any increase. The benefit of this rider is an accounting benefit for business owned policies that are permitted to deduct premium only to the extent of the policy's cash value. The charge for this rider is due on each monthly anniversary day during the first policy year. The maximum monthly cost for the rider is $0.43 per $1,000 of base policy face amount. If the rider is in place, the maximum surrender charges for the initial face amount for the first four policy years (shown as a percentage of initial annual target premium for the base policy) are shown in the table below. The maximum target premium for any policy is $42.78 per $1,000 of face amount.


---------------------------- ----------- ----------- ------------ -----------
POLICY YEAR                      1           2            3           4
---------------------------- ----------- ----------- ------------ -----------
MAXIMUM SURRENDER CHARGE
RATE                             0%        22.5%         45%        77.5%
---------------------------- ----------- ----------- ------------ -----------


     o The OTHER INSURED RIDER. This rider allows you to purchase term insurance on the life of a single insured for a cost of insurance charge that depends on the age, sex and risk class of the other insured on the date the coverage is purchased. Multiple other insureds may be covered under the rider. Other insured coverage terminates on the day before the policy anniversary on which the other insured is age 95. The rider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the policy anniversary on which the other insured is age 85; 2) 60 days after the death of the second insured under the policy; or 3) 60 days after the policy anniversary on which the younger insured is or would have been age
          100. This rider has a target premium associated with it. The maximum cost of insurance charge rate is $31.56 per $1,000 of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating.

Riders may not be available in all states and may be subject to age or other issue limitations. Please consult with your insurance agent/registered representative.

CONVERSION AND POLICY SPLIT OPTION

In most states, you may convert the policy to a fixed policy within the first two policy years, or within 60 days of the later of notification of a change in the investment policy of Separate Account 1 or the effective date of such change. In most states, we will transfer all of your variable account value into the fixed account at no charge, and the sub-accounts will no longer be available as investment options. Policy charges will continue to apply. In some states we will convert your policy to a different fixed benefit whole or universal life product offered by us or one of our affiliates.

In most states, you may elect to split the policy into two single life policies within 6 months of the date a final divorce decree of the insureds has been in effect for 6 months or the date of a change in federal tax law resulting in a repeal of the unlimited marital deduction or a 50% reduction in the maximum estate tax bracket. The policy split option is subject to specific conditions of the policy. Further, if the new policies would not be treated as life insurance for federal tax purposes, we can refuse to issue the new policies. See the Taxes section of this prospectus.

POLICY CHANGES

We may make changes to the policy, without prior approvals, in certain circumstances in order to comply with changes in the law. In some states, you have the right to accept or reject certain types of changes. We will notify you of any changes we make to the policy. This notice may be provided in the form of an amended prospectus.

We may adjust policy values and/or proceeds, without prior approval, if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges.

Separate Account 1 is currently operated as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required. We will obtain the approval of the SEC if required.

If applicable rules and regulations change and permit us to vote the shares of a fund directly, we may cease asking policy owners for voting instructions. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change, or if our interpretation thereof changes.

We may add, delete or combine sub-accounts. We may also substitute a new fund or similar investment option for the fund in which a sub-account invests. A deletion or substitution of a fund may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a fund's investment strategies or restrictions, a change in the availability of the fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from policy owners.

We may impose additional tax charges against the sub-account accumulation unit values if additional federal, state or local taxes are imposed on Separate Account 1 or on the policy due to a change in tax laws or regulations.

ASSIGNMENT OF POLICY

You may assign your policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.

CONTESTABILITY

We may contest the validity of coverage under a policy, based on information provided in an application, within two years of the date the coverage became effective. (If you do not notify us of the death of the first insured that occurred during the two-year period, the policy may remain contestable with respect to that insured beyond the two-year period.) In some states, we may be able to contest, at any time, the validity of a policy for fraud. We can deny a claim made under a policy if the terms and conditions of the policy are not satisfied.

PREMIUMS

PREMIUM PAYMENTS

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee. See the Term No-Lapse Guarantee Premium section of this prospectus. Thereafter, you can vary the amount and frequency of your premium payments. However, if you do not pay enough premium to cover the monthly policy charges or, during a no-lapse guarantee period, to meet the no-lapse guarantee premium test, your policy will lapse after the applicable grace period ends. See the Lapse and Reinstatement section of this prospectus.

The minimum amount of any premium payment we will accept is $50 unless you make premium payments through an automatic payment plan. If you make payments through an automatic payment plan, we will accept amounts less than $50. There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the policy would not qualify as life insurance under federal tax laws.

You may give the initial premium payment to your insurance agent/financial representative. You should send subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. As an alternative to mailing payments, we currently offer the following automatic payment plans:

     - Pre-authorized checking or savings account deductions (monthly, quarterly, semi-annually, annually)

     - In some circumstances, employer or employer plan payments (weekly, bi-weekly, monthly)

If you set up an automatic payment plan, you may terminate it at any time. If you set up a pre-authorized checking or savings account payment plan, we require two days notice to change the amount or the timing of the deduction. If payments are made by an employer or employee plan, any changes to the payment plan must be made through the employer.

PLANNED PREMIUM

Planned premium is what you tell us you plan to pay. You may change the amount of your planned premium at any time. If you have not set up an automatic payment plan, we will send you statements indicating when a planned premium payment is due. Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making planned premium payments at various hypothetical levels of sub-account performance. Generally, you would continue to make planned premium payments until the policy anniversary the younger insured is (or would have been) 100 years of age or until the second insured dies, if earlier. It is more likely that your policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your policy will not lapse. The amount you may need to pay to keep the policy in force may be higher than the planned premium.

NET PREMIUM

Net premium is the amount of the premium you pay less the premium expense charge and state tax charge. The net premium is the amount that will be allocated to the investment options.

TARGET PREMIUM

Target premium is a level of premium we use to determine certain charges (or maximum charges) under a policy. Target premium is independent of the amount of premium you pay or plan to pay under a policy. The target premium depends on the age, sex and risk class of each insured on the date the policy is issued. Certain riders may also have a target premium associated with them, which will be included in the total target premium for the policy. If you add or remove rider coverage, target premium will increase or decrease if the rider has a target premium associated with it. If you decrease the face amount of the policy, the target premium will decrease in proportion to the decrease in coverage. The target premium will be shown in your policy.

TERM NO-LAPSE GUARANTEE PREMIUM

If you pay the minimum monthly premium for the term no-lapse guarantee on time, we guarantee your policy will not lapse until the earlier of 1) the policy anniversary prior to the date the younger insured is (or would have been) age 90 or 2) the 20th policy anniversary. If you do not pay the minimum premiums on time, the amount needed to prevent the policy from lapsing will be the minimum monthly premium that should have been paid with interest accrued at 3%. We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium does not guarantee that your policy will have a positive net cash surrender value after the guarantee period ends. You may need to make significant additional premium payments in order to keep your policy in force after the term no-lapse guarantee ends.

The amount of the term no-lapse guarantee premium depends on the insureds' risk classes, ages and sexes, and the amount of insurance coverage. We determine this minimum premium when we issue the policy, and redetermine it when you add or remove optional rider coverage, or when the face amount decreases. If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your policy.

DEATH BENEFIT

DEATH BENEFIT

The minimum death benefit under any policy is the greater of:

     1)   the face amount of the policy; or

     2)   the account value multiplied by the applicable death benefit factor.

The death benefit payable under your policy depends on the death benefit option you select. Option 1 is the same as the minimum death benefit described above. Option 2 is the greater of:

     1)   the face amount of the policy plus the account value; or

     2)   the account value multiplied by the applicable death benefit factor.

The account value multiplied by the applicable death benefit factor is the "corridor", or minimum, death benefit required by federal tax law. See the Table Of Death Benefit Factors And Example Of Death Benefit Calculation section of this prospectus.

The amount of the death benefit is determined as of the date of the second insured's death. Any indebtedness outstanding as of the second insured's date of death will be deducted from the death benefit amounts described above. The death benefit will be paid when we have received proof of the death of the insured, and proof of the interest of the claimant, satisfactory to us.

The face amount is a fixed amount of death benefit you select, subject to a minimum face amount of $250,000.

The option 1 or option 2 death benefit is in effect only until the policy anniversary the younger insured is or would have been age 100. After that date, the policy is continued under the extended coverage benefit. See the Extended Coverage Period section of this prospectus.

The investment performance of the sub-accounts as well as the level of policy charges deducted from your policy will affect the value of the corridor death benefit and the value of the option 2 death benefit. Higher investment performance will mean a higher account value and therefore a higher corridor death benefit and a higher option 2 death benefit. Higher levels of policy charges will reduce your account value. A lower account value will reduce these death benefit values.

The amount of the death benefit will be higher if you choose option 2 than if you choose option 1. However, your monthly cost of insurance charges will be higher if you choose option 2 because our net amount at risk will be higher. This means your account value will be less than if you had chosen option 1.

TABLE OF DEATH BENEFIT FACTORS AND EXAMPLE OF DEATH BENEFIT CALCULATION

Federal tax law requires that the death benefit under a life insurance policy be no less than a "corridor" amount. The corridor amount is the account value multiplied by the applicable factor from the table below. Death benefit factors depend on the age the younger insured is or would have been as of the date of the second death.

  YOUNGER INSURED'S                           YOUNGER INSURED'S
   AGE LAST POLICY       DEATH BENEFIT         AGE LAST POLICY     DEATH BENEFIT
     ANNIVERSARY            FACTOR               ANNIVERSARY           FACTOR

    1 through 40             2.50                    61                 1.28
         41                  2.43                    62                 1.26
         42                  2.36                    63                 1.24
         43                  2.29                    64                 1.22
         44                  2.22                    65                 1.20
         45                  2.15                    66                 1.19
         46                  2.09                    67                 1.18
         47                  2.03                    68                 1.17
         48                  1.97                    69                 1.16
         49                  1.91                    70                 1.15
         50                  1.85                    71                 1.13
         51                  1.78                    72                 1.11
         52                  1.71                    73                 1.09
         53                  1.64                    74                 1.07
         54                  1.57               75 through 90           1.05
         55                  1.50                    91                 1.04
         56                  1.46                    92                 1.03
         57                  1.42                    93                 1.02
         58                  1.38                    94                 1.01
         59                  1.34               95 or higher            1.00
         60                  1.30

Following is an example of how we calculate the death benefit.

           OPTION 1                                          OPTION 2
           --------                                          --------

Facts:

o The younger insured's age is less than 40 years old as of the date of the second death (applicable death benefit factor = 2.50).

o    Policy's face amount is $250,000.

o    There have been no loans taken against the policy.

o    The account value is $125,000.

Under option 1, the death benefit would be the     Under option 2, the death benefit would be
greater of $250,000 and $312,500 ($125,000         the greater of $375,000 ($250,000 plus
multiplied by 2.50).                               $125,000) and $312,500 ($125,000 multiplied by 2.50).

Therefore, the death benefit would be $312,500.    Therefore, the death benefit
                                                   would be $375,000.



SUICIDE EXCLUSION

If death of either insured occurs within two years of the date we issue the policy (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any indebtedness and any withdrawals (including withdrawal fees), and less the monthly costs of insurance on persons other than the insureds ever covered by rider. We will pay you the net cash surrender value if it is greater. If the first insured died by suicide, the surviving insured may use the benefit paid as a premium on a single life policy.

EFFECTIVE DATE OF COVERAGE AND TEMPORARY INSURANCE

If we approve your application, the insurance coverage provided by your policy will be effective when you have received the policy, signed any applicable amendments to the application, and paid the required minimum initial premium while both insureds are alive and in the same health as indicated in the application. If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your policy if you pay the required minimum initial premium with the application and meet certain underwriting standards. The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions. The temporary insurance agreement is included in the application form.

CHANGES TO COVERAGE

You can request a decrease in the face amount of your policy at any time after the first policy anniversary. You cannot decrease the face amount below $250,000. The minimum amount of any decrease is $25,000. Your monthly cost of insurance charges will be lower immediately following a decrease because our net amount at risk will be lower. You may not increase the face amount.

If you have additional life rider coverage, any requested decrease will be allocated proportionately between the base policy face amount and additional life rider face amount. You may eliminate additional life rider face amount only after the base policy face amount has been reduced to $250,000.

After the first policy year, you may change the death benefit option. We must approve any change in your death benefit option. Changes in your death benefit option will be effective on the first monthly anniversary day after we approve your request. If you change from option 1 to option 2, we will reduce the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. We will not allow this change if it causes the new face amount to fall below $250,000. Your monthly cost of insurance charges will tend to be higher over the life of the policy if you change to option 2 because our net amount at risk will be higher.

If you change from option 2 to option 1, we will increase the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. Your monthly cost of insurance charges will tend to be lower over the life of the policy if you change to option 1 because our net amount at risk will be lower.

EXTENDED COVERAGE PERIOD

If the policy is in force, and not in a grace period, on the policy anniversary on which the younger insured is age 100, the policy will continue under the extended coverage provision. We will permanently transfer all of your variable account value into the fixed account. We will set the interest rate on any outstanding loans equal to the interest rate we pay on loan collateral. We will no longer accept premium payments, allow loans, or deduct policy charges. The death benefit will be revised to equal the net cash surrender value of the policy, or, if you have purchased the Extended Coverage Benefit Rider, the death benefit will be revised to equal the greater of the face amount, less indebtedness, or the net cash surrender value of the policy. You may make withdrawals or surrender the policy in full at any time during the extended coverage period. Partial withdrawals may reduce the death benefit.

PAYMENT OPTIONS

We will pay the death benefit in a lump sum or under an income plan you or the beneficiary selects. If neither you nor the beneficiary selects an income plan, we will make a lump-sum payment of the proceeds. We typically make this lump-sum payment to a special account maintained by us. We provide the beneficiary with a checkbook to access these funds from that special account.

If you or the beneficiary select an income plan, we will send you a separate written agreement putting the plan into effect. The following income plans are available in addition to other plans we may make available in the future or upon request:

         INCOME PLAN 1        Payments for Fixed Period - we make monthly
                              payments for a fixed number of years.
         INCOME PLAN 2        Payments for Life--Guaranteed Period - we make
                              monthly payments for a guaranteed period or
                              the life of the payee, whichever is longer.
         INCOME PLAN 3        Payments of a Fixed Amount - we make monthly
                              payments of a fixed amount until an amount
                              equal to the proceeds plus accrued interest has
                              been paid.
         INCOME PLAN 4        Life Annuity--No Guaranteed Period - we make
                              monthly payments for the life of the payee.
         INCOME PLAN 5        Joint and Survivor - we make monthly payments as
                              long as one of two payees is alive.

Minimum guaranteed payments under any of these income plans are calculated with a minimum effective annual interest rate of 3%. In addition, minimum guaranteed payments under life income plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday. Payments under an income plan do not vary with the investment experience of the sub-accounts.

While an insured is alive, you may select an income plan under which we will pay the death benefit of your policy. If the second insured dies and you have not selected an income plan, the beneficiary may select an income plan. If you select an income plan before the second insured's death, the beneficiary may not change the income plan after the second insured's death.

The income plan selected and the time when the income plan is selected can affect the tax consequences to you or the beneficiary. You should consult your tax advisor before selecting an income plan.

POLICY VALUES AND VALUATION

ACCOUNT VALUE

The policy's account value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus. The account value is the sum of your interest in the sub-accounts, the fixed account and the loan account at any time. The account value varies with the investment experience of the sub-accounts. There is no guaranteed minimum account value.

NET CASH SURRENDER VALUE

The net cash surrender value is the account value less any outstanding indebtedness and less any surrender charge that would apply on a full surrender or termination of your policy.

VALUATION OF THE SUB-ACCOUNTS

The value of your interest in a sub-account is measured in accumulation units. An accumulation unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an accumulation unit ("accumulation unit value") varies from day to day depending on the investment performance (and expenses) of the fund in which the sub-account is invested.

The accumulation unit value of each sub-account is calculated at the end of each valuation date. A valuation date is any day the New York Stock Exchange is open for business. The value of an accumulation unit at the close of any valuation date is determined for each sub-account by multiplying the accumulation unit value of the sub-account at the close of the immediately preceding valuation date by the "net investment factor" (described below). Depending upon investment performance of the underlying fund in which the sub-account is invested, the accumulation unit value may increase or decrease.

The net investment factor for each sub-account for any valuation date is determined by dividing (a) by (b), where:

         (a) equals:       (1) the net asset value per share of the
                           underlying fund at the end of the current valuation date, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the sub-account if the "ex-dividend" date occurred between the end of the immediately preceding valuation date and the end of the current valuation date, plus or minus

                           (3) a per share charge or credit for any taxes incurred, which are determined by Columbus Life to have resulted from the investment operations of the sub-account between the end of the immediately preceding valuation date and the end of the current valuation date;

         (b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding valuation date.

When you allocate net premium or transfer amounts to a sub-account, your account value is credited with accumulation units. Other transactions, such as withdrawals and payments of monthly policy charges, will decrease the number of accumulation units. The number of accumulation units added to or subtracted from your account value is calculated by dividing the dollar amount of the transaction by the accumulation unit value for the sub-account at the close of trading on the valuation date when we process the transaction.

SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER

You may surrender your policy and withdraw all of your net cash surrender value. We assess a surrender charge if you surrender your policy in full during the first 12 policy years. A full surrender will terminate your policy. A full surrender of your policy may have tax consequences.

PARTIAL WITHDRAWALS

At any time after the first policy year, you can withdraw part of your net cash surrender value less any applicable withdrawal fees. We charge a fee of $50 for each withdrawal after the first in a policy year. Each withdrawal must be at least $500.

Withdrawals and related fees will reduce your account value. We deduct the amount withdrawn (and any applicable withdrawal fee) on a pro-rata basis from each of your investment options. No withdrawal may be made that would reduce your net cash surrender value below $250.

Except when your death benefit is death benefit option 2, a withdrawal may also reduce the face amount of your policy. (If a withdrawal would cause the difference between the death benefit and the account value to increase after the withdrawal, our net amount at risk would increase. To offset this increase, we will decrease the face amount by the amount needed to keep that difference the same.) No withdrawal can reduce the face amount of your policy below $250,000.

A withdrawal may have tax consequences. See the Taxes section of this prospectus.

CANCELING THE POLICY WITHOUT PENALTY

You may cancel the policy within 10 days after you receive it. The period may be longer in some states. If you cancel your policy during this free look period, we will refund to you all premiums allocated to the fixed account, all charges we deducted from your policy, and the current value of premiums you allocated to the sub-accounts calculated on the day we receive your notice of cancellation. In some states we refund all premiums you paid.

To cancel your policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the policy for its net cash surrender value by notifying us in writing, but you cannot cancel the policy without incurring any charges.

DELAY IN PAYMENT

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a sub-account for any of the following reasons:

     - You have made a premium payment by check that has not cleared the banking system.

     - The New York Stock Exchange is closed on a day that it normally would be open.

     - The Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted.

     - The Securities and Exchange Commission has determined that, because of an emergency, it is not reasonably practicable for the sub-accounts to sell securities or to fairly determine the value of their investments.

     - The Securities and Exchange Commission permits us to postpone payments from the sub-accounts for your protection.

We may delay transfers from the sub-accounts for the same reasons.

We reserve the right to delay payments or transfers from the fixed account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the fixed account and we will notify you if there will be a delay.

LOANS

You can borrow money from us by using your policy as the sole collateral for the loan. The most you can borrow against your policy is 90% of your net cash surrender value, less an amount equal to the monthly policy charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan from each of your investment options on a pro-rata basis to your loan account. Your loan account holds the collateral for your loan. Because the amounts transferred to the loan account do not participate in the experience of the sub-accounts or the fixed account, a loan can have a negative effect on both the policy's account value and death benefit, whether or not the loan is repaid.

We pay interest on your loan account. The minimum interest we pay is 3% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 4% annually. The loan interest rate is fixed for the life of the loan. Interest is due on each policy anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

You can repay all or part of your loan at any time while an insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your loan account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.

If you do not repay the loan before the second insured dies, we will deduct the outstanding loan amount ("indebtedness") when determining your death benefit. If you do not repay the loan before you surrender your policy, we will deduct the indebtedness to determine the net cash surrender value proceeds.

If the indebtedness causes your net cash surrender value to become negative, we can terminate your policy. We will tell you that we intend to terminate your policy by mailing a notice to you at least 61 days before we terminate your policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

Note that if a policy is surrendered or lapses with outstanding indebtedness, the indebtedness will be deemed to be a distribution subject to ordinary income tax.

LAPSE AND REINSTATEMENT

If your net cash surrender value on a monthly anniversary day is not sufficient to pay the monthly policy charges for the current month, and your policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your policy will enter a grace period. A grace period is a 61-day period that starts on the day after we mail you a notice. We will mail grace period notices to you at your address as shown on our records. We also mail these notices to anyone holding your policy as collateral as shown on our records at the collateral holder's address as shown on our records. The notice will tell you the amount of premium you need to pay to keep the policy in force. The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the policy in force through the end of the grace period; or 2) the premium needed to pay the monthly policy charges due through the end of the grace period. If you have outstanding indebtedness, you will also have the option of making loan repayment sufficient to keep the policy in force.

If you do not pay the needed premium or loan repayment, your policy will lapse, or terminate, at the end of the 61-day grace period. If you pay the needed premium or loan repayment, your policy will continue in force. If the last surviving insured dies during the grace period, we will deduct the monthly charges due from the death benefit.

You may apply to reinstate the policy within five years (or a shorter period in some states) after the date it lapses. The policy can be reinstated if either 1) both insureds are alive or 2) one insured is alive and the policy ended after the death of the other insured. In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due plus charges for three months beyond the date of reinstatement, and you must repay or reinstate any indebtedness.

TAXES

Following is a summary of the material federal tax consequences to an owner and beneficiary of a policy. State and local taxes are not discussed herein. This summary is for your information. We do not guarantee that the policy will always receive the tax treatment described. This summary is general in nature. It is not tax advice. You should consult a qualified tax advisor for more complete information.

This discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations. This discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects for an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

TAX STATUS OF POLICY

We intend for the policy to meet the definition of a "life insurance contract" under Section 7702 of the Internal Revenue Code ("Code"). The earnings in a policy meeting the definition of "life insurance contract" are tax-deferred until withdrawn. The death proceeds are generally excluded from the beneficiary's gross income. A policy could fail to qualify as a "life insurance contract" if excessive premiums are paid into the policy. We monitor premium payments and will refuse to accept premiums that would cause the policy to fail to qualify as life insurance.

MODIFIED ENDOWMENT CONTRACT

A modified endowment contract ("MEC") is a life insurance contract that is issued in exchange for a MEC, or a life insurance contract that does not satisfy the "7-pay test". The "7-pay test" compares the actual premium paid in the first 7 policy years against a pre-determined premium amount as set forth in Code
Section 7702A. If there is a material change to a policy, such as a change in the policy's death benefit, a policy may be subjected to a new 7-pay test to determine if the change has caused the policy to become a MEC. The new 7-pay test may be over the same, or a new, 7-year period.

TAX CONSEQUENCES OF WITHDRAWALS AND LOANS

Tax treatment of distributions depends on whether a policy is a modified endowment contract or not. The following table indicates the tax treatment loans and withdrawals ordinarily receive.

----------------------------------- -------------------------------- --------------------------------
                       POLICY IS NOT A MEC POLICY IS A MEC
----------------------------------- -------------------------------- --------------------------------
WITHDRAWALS                         Deemed to be distribution of     Deemed to be distribution of
                                    cost basis first, then           earnings first, then cost
                                    earnings.  Distributions of      basis.  Distributions of
                                    cost basis not subject to        earnings are subject to
                                    income tax.                      ordinary income tax.*
----------------------------------- -------------------------------- --------------------------------
LOANS                               Not subject to income tax        Loans are subject to ordinary
                                    until policy is surrendered or   income tax to the extent of
                                    lapses.  Outstanding loan        any gain in the contract.*
                                    amount deemed to be
                                    distribution subject to
                                    ordinary income tax (in whole
                                    or in part) on surrender or
                                    lapse.
----------------------------------- -------------------------------- --------------------------------


* There will be an additional 10% penalty tax if the policy is a MEC and the distribution occurs before age 59 1/2, unless the policy owner is disabled (as defined under the Code), or if the distribution is part of a series of substantially equal periodic payments for the owner's life (or life expectancy) or the joint lives (or joint life expectancies) of the owner and a beneficiary under the policy.

There may be exceptions to the above rules. For example, if a policy is not a MEC, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the policy's contract value that can accumulate relative to the death benefit. When cash distributions are made during the first 15 years after a policy is issued, and such distributions cause a reduction in the death benefit, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). Policy owners should carefully consider the consequences of initiating any changes in the terms of the policy. Under certain circumstances, a policy, as stated above, may become a MEC, or may become subject to a new 7-pay test as a result of a material change or reduction in benefits.

ACCELERATED DEATH BENEFITS

Whether or not a policy is a modified endowment contract, amounts received under an accelerated death benefit rider may be excludable from gross income under
Section 101(g) in some circumstances, but such amounts are not always excludable. We reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of a policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

EXTENDED COVERAGE

Due to uncertainties in interpretations of current tax law, it is uncertain whether a policy will fail to qualify as a life insurance contract if coverage is continued beyond the younger insured's age 100. You should consult a qualified tax advisor regarding the possible tax consequences of continuing coverage beyond the insured's age 100.

POLICY SPLIT OPTION

The policy split option permits a policy to be split into two single life policies upon the occurrence of certain events. It is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 of the Internal Revenue Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the resulting individual contracts would be treated as life insurance contracts for federal income tax purposes, and if so, whether they would be classified as modified endowment contracts. Before the policy owner exercises rights provided by the policy split option, it is important to consult a qualified tax advisor regarding the possible consequences of a split.

TAX CONSEQUENCES ON INSURED'S DEATH

Death proceeds payable to a beneficiary under a policy meeting the definition of a "life insurance contract" are generally excludable from the beneficiary's gross income.

If the owner is an insured under the policy, the death benefit under the policy generally will be includible in the owner's estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of the owner's estate; or (2) the owner held any "incident of ownership" in the policy at death or at any time within three years of death. An "incident of ownership" is, in general, any right that may be exercised by the owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

DEATH OF OWNER WHO IS NOT THE INSURED

If the owner is not an insured under the policy, and the owner dies before the second insured, the value of the policy, as determined under U.S. Secretary of Treasury regulations, is includible in the owner's estate for federal estate tax purposes.

TRANSFERS

If a policy owner transfers ownership of a policy to another person, the transfer may be subject to federal gift tax. In addition, if a policy owner transfers ownership to a person two or more generations younger than the owner, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

FEDERAL ESTATE AND GIFT TAX


Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, in 2007, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent an estate is to be distributed to the surviving spouse of the deceased.

The generation-skipping transfer tax rate is equal to the maximum estate tax rate (45% in 2007) and there is a provision for a lifetime exemption amount of $2,000,000 for 2007. Due to the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you should consult a qualified tax advisor regarding such taxes.


CORPORATE AND QUALIFIED RETIREMENT PLAN OWNERSHIP

There are special tax issues for corporate and qualified retirement plan owners:

     - If a policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the policy.

     - Using a policy to fund deferred compensation arrangements for employees has special tax consequences.

     - Corporate ownership of a policy may affect an owner's liability under the alternative minimum tax.

Policy owners should consult a qualified tax advisor regarding these matters.

WITHHOLDING

Distributions from a policy (other than the payment of a tax-free death benefit under the policy) are generally subject to federal income tax withholding. An owner is generally permitted to elect not to have federal income taxes withheld if the owner notifies us in a timely manner of the election (and meets certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

LEGAL PROCEEDINGS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the policies.

FINANCIAL STATEMENTS


The financial statements of Separate Account 1, and the financial statements (statutory-basis) of Columbus Life and WSLIC can be found in the Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of WSLIC are relevant only for the purpose of showing the ability of WSLIC, as guarantor, to meet its obligations under the guarantee. The financial statements (statutory-basis) of Columbus Life and WSLIC do not show or contain any information about the investment performance of Separate Account 1.

TERMINOLOGY INDEX


--------------------------------------------------------------------------------
A

account value -  39
accumulation unit -  39
accumulation unit value -  39
additional life rider face amount -  28

--------------------------------------------------------------------------------
C

cash value -  39
Columbus Life -  11

--------------------------------------------------------------------------------
D

death benefit -  34

--------------------------------------------------------------------------------
E

extended coverage -  37

--------------------------------------------------------------------------------
F

face amount -  34
fixed account -  16
free look -  41

--------------------------------------------------------------------------------
G

grace period -  44

--------------------------------------------------------------------------------
I

income plan -  38
indebtedness -  43
initial premium -  32

--------------------------------------------------------------------------------


L

loan account -  43

--------------------------------------------------------------------------------
M

monthly anniversary day -  18

--------------------------------------------------------------------------------
N

net amount at risk -  18
net cash surrender value -  39
net premium -  33

--------------------------------------------------------------------------------
P

planned premium -  32
policy anniversary -  5
policy years -  5

--------------------------------------------------------------------------------
R

risk class -  23

--------------------------------------------------------------------------------
S

Separate Account 1 -  11
sub-accounts -  11

--------------------------------------------------------------------------------
T

target premium -  33
term no-lapse guarantee -  33

--------------------------------------------------------------------------------
V

valuation date -  39
variable account value -  20

                          PAGE INTENTIONALLY LEFT BLANK

STATEMENT OF ADDITIONAL INFORMATION

A statement of additional information (SAI) contains more information about Separate Account 1. The SAI is incorporated by reference into this prospectus. You may request that we send you a free copy of the SAI, or you may access it on our website at www.columbuslife.com under "Explore Our Products".

PERSONALIZED ILLUSTRATION

We will provide a free personalized illustration of hypothetical death benefits, account values, and cash surrender values to you upon request. After the policy is issued, we may charge a fee for each illustration after the first in a policy year.

CONTACT US
Call us at 1-800-677-9595

     -    for a free copy of the SAI

     -    to request a personalized illustration

     -    to request other information about the policy

     -    to inquire about your policy or to request policy transactions*

You may also write to Columbus Life Customer Service at P.O. Box 2850, Cincinnati, Ohio, 45201-2850.

*We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.


You can review and copy other information about the policy, Columbus Life Insurance Company and Separate Account 1 (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information about the operation of the public reference room, call the SEC at 1-202-942-8090. Reports and other information about the Registrant are available on the Securities and Exchange Commission's website at http://www.sec.gov. You may obtain copies of the information, for a fee, by writing to the Public Reference Section of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09337.

Securities Act File No. 333-73390

STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2007


COLUMBUS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT 1

LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
PINNACLE II VARIABLE UNIVERSAL LIFE


ISSUED BY COLUMBUS LIFE INSURANCE COMPANY, CINCINNATI, OHIO


This statement of additional information is not a prospectus. It contains information in addition to the information set forth in the current prospectuses dated May 1, 2007 for the individual and survivorship variable universal life policies offered by Columbus Life Insurance Company through its Separate Account
1. You should read this statement of additional information in conjunction with the prospectus for the appropriate policy. Unless otherwise noted, the terms used in this statement of additional information have the same meanings as those set forth in the prospectuses.


You may request that we send you a free copy of the prospectus for a policy by calling Columbus Life Customer Service at 1-800-677-9595, or by writing to us at P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may also access a copy of the prospectus for each policy on our website at http://www.columbuslife.com under "Explore Our Products".

                                TABLE OF CONTENTS



         COLUMBUS LIFE INSURANCE COMPANY                                  4
         SEPARATE ACCOUNT 1                                               4
         THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY                  4
         DISTRIBUTION OF THE POLICIES                                     5
         TAXES                                                            6
         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                    7
         FINANCIAL STATEMENTS                                             7

COLUMBUS LIFE INSURANCE COMPANY

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the departments of insurance of the various states in which it is licensed to transact business.

SEPARATE ACCOUNT 1

Columbus Life established Columbus Life Insurance Company Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust.


The AIM, DWS, Fidelity Investments, Franklin Templeton, Janus, MFS, Oppenheimer, Putnam, and Van Kampen funds offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone offers shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.

If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a fund. If it becomes necessary for a separate account to replace its shares of a fund with another investment, the fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

The Western and Southern Life Insurance Company (WSLIC) is a stock life insurance company incorporated under the laws of the State of Ohio on February 23, 1888. WSLIC's principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. WSLIC is licensed in 43 states of the United States and the District of Columbia. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc. and an affiliate of Columbus Life.

DISTRIBUTION OF THE POLICIES

Touchstone Securities, Inc. (TSI) is the sole distributor of the policies. TSI is a wholly-owned subsidiary of Western Southern Life Assurance Company (WSLAC) which is a wholly-owned subsidiary of WSLIC. TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The policies will be sold by registered representatives of TSI, or other broker-dealers who have entered into agreements with TSI, who are also licensed as insurance agents and appointed with Columbus Life.

The offering of the policies is continuous. Columbus Life does not anticipate discontinuing offering the policies, although it reserves the right to do so.

Broker-dealers or registered representatives may be paid commission of up to 120% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 3% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.20% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

Sales commissions attributable to the Columbus Life individual and survivorship variable universal life policies (including certain policies that are no longer available for sale) paid by Columbus Life to TSI over the last three years are shown below.

                                            SALES                        AMOUNTS
FOR THE YEAR ENDED               COMMISSIONS PAID        RETAINED BY DISTRIBUTOR


December 31, 2004                        $527,406                             $0
December 31, 2005                        $888,462                             $0
December 31, 2006                        $934,083                             $0

TAXES

Your policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death. However, if the policy is transferred for valuable consideration, then a portion of the death benefit payable under the policy may be includable in the beneficiary's gross income.

Your policy will generally be considered under the Code to be a "modified endowment contract" if the policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The 7-pay test is described in the Taxes section of each prospectus.

Diversification

As has been noted before, your policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as policy owner or the issuer pays an amount to the IRS. Separate Account 1, through the funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your policy to direct your investments under the policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the policy in any way necessary to avoid any such result.

As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the sub-accounts for those taxes. Any charge will reduce your policy's account value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your policy.

In addition, certain funds in which the sub-accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Separate Account 1 at December 31, 2006, and for the periods then ended, and Columbus Life (statutory-basis) at December 31, 2006 and 2005, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of WSLIC (statutory-basis) at December 31, 2006 and 2005, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of Separate Account 1, and the financial statements (statutory-basis) of Columbus Life and WSLIC are included in this Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of WSLIC are relevant only for the purpose of showing the ability of WSLIC, as guarantor, to meet its obligations under the guarantee. The financial statements (statutory-basis) of Columbus Life and WSLIC do not show or contain any information about the investment performance of Separate Account 1.

DISTRIBUTOR

Touchstone Securities, Inc.*
303 Broadway, Suite 1100
Cincinnati, Ohio 45202



COLUMBUS LIFE VARIABLE UNIVERSAL LIFE SERVICE CENTER

P.O. Box 2850 Cincinnati, Ohio 45201-2850
(800) 677-9595


*    A registered broker/dealer and member of the NASD and SIPC






STATEMENT OF
ADDITIONAL INFORMATION


MAY 1, 2007





Logo: Columbus Life Insurance Company

FINANCIAL STATEMENTS

Columbus Life Insurance Company Separate Account 1

YEAR ENDED DECEMBER 31, 2006 WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                         Columbus Life Insurance Company
                               Separate Account 1

                              Financial Statements

                          Year Ended December 31, 2006

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................... 1

Audited Financial Statements

Statements of Assets and Liabilities ......................................... 2
Statements of Operations for the Year ended December 31, 2006 ................ 6
Statements of Changes in Net Assets for the Year ended December 31, 2006 ..... 8
Statements of Changes in Net Assets for the Year ended December 31, 2005 .... 10
Notes to Financial Statements ............................................... 12

             Report of Independent Registered Public Accounting Firm

The Contract owners of Columbus Life Insurance Company Separate Account 1 and the Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Columbus Life Insurance Co. Separate Account 1 (the Account), comprised of the sub-accounts listed in Note 2 to the financial statements, as of December 31, 2006, and the related statements of operations for the period then ended and the related statements of changes in net assets for each of the two years in the period then ended, or for those individual sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2006, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                                    /s/ Ernst & Young LLP

Cincinnati, Ohio
April 20, 2007

               Columbus Life Insurance Company Separate Account 1

                      Statements of Assets and Liabilities

                          Year Ended December 31, 2006


                                                                RECEIVABLE
                                                                   FROM
                                                               (PAYABLE TO)
                                                                   THE
                                                                 GENERAL
                                                                 ACCOUNT
                                                INVESTMENTS    OF COLUMBUS                                      UNITS
                  DIVISION                     AT FAIR VALUE       LIFE        NET ASSETS     UNIT VALUE     OUTSTANDING
------------------------------------------------------------   ----------------------------   ---------------------------
AFFILIATED:
  Touchstone Balanced                          $     454,616   $         (2)  $     454,614   $    15.35 1      14,370.60
                                                                                                   15.35 2         499.66
                                                                                                   15.35 3       3,651.23
                                                                                                   16.67 4      10,214.94
  Touchstone Baron Small Cap                         617,333           (195)        617,138        21.52 1      18,542.83
                                                                                                   21.52 2       8,560.28
                                                                                                   20.51 4       1,650.42
  Touchstone Core Bond                             2,318,994              1       2,318,995        12.83 1     176,150.83
                                                                                                   12.83 2       3,616.05
                                                                                                   13.53 4         935.22
  Touchstone Eagle Capital Appreciation            2,853,394              3       2,853,397        10.42 1     256,903.80
                                                                                                   10.42 2      12,244.82
                                                                                                   10.42 3         483.03
                                                                                                    9.90 4       4,415.06
  Touchstone Emerging Growth                       1,567,252            (64)      1,567,188        19.50 1      45,843.18
                                                                                                   19.50 2       8,512.29
                                                                                                   19.50 3      12,641.99
                                                                                                   26.30 4       9,915.07
  Touchstone Growth & Income                         167,208             (9)        167,199        16.35 1       4,362.06
                                                                                                   16.35 2       2,682.16
                                                                                                   14.20 4       3,665.32
  Touchstone High Yield                            2,580,967             (6)      2,580,961        15.74 1     149,359.77
                                                                                                   15.74 2       4,311.09
                                                                                                   15.74 3       7,609.70
                                                                                                   15.02 4       2,775.48
  Touchstone Enhanced Dividend 30                    189,530            (47)        189,483        12.97 1       8,121.86
                                                                                                   12.97 2         506.27
                                                                                                   12.97 3         844.03
                                                                                                   11.09 4       6,009.35
  Touchstone Money Market                            587,725           (306)        587,419        11.04 1      40,761.83
                                                                                                   11.04 2      11,283.14
                                                                                                   10.92 4       1,193.28
  Touchstone Third Avenue Value                    1,664,667              6       1,664,673        22.60 1      54,514.25
                                                                                                   22.60 2       2,072.91
                                                                                                   22.60 3      11,349.37
                                                                                                   18.98 4       6,817.66
  Touchstone Value Plus                            3,021,809             (3)      3,021,806        13.26 1     223,123.69
                                                                                                   13.26 2       1,091.44
                                                                                                   13.26 3       1,215.47
                                                                                                   13.40 4       2,388.37
NON-AFFILIATED:
  Alger American Growth                              153,831              2         153,833         9.59 4      16,038.63
  Alger American Small Capitalization                105,310             (2)        105,308        11.22 4       9,385.67
  JP Morgan Mid Cap Value                             37,705            277          37,982        19.17 1       1,864.53
                                                                                                   19.17 2         117.07
  PIMCO Long-term U.S. Government Bond                43,672            (29)         43,643        16.50 4       2,644.78
NON-AFFILIATED INITIAL CLASS:
  Fidelity VIP Money Market                          375,991             (1)        375,990        11.55 1      32,488.55
                                                                                                   11.55 2          56.76
  MFS Emerging Growth                                117,041           (227)        116,814         9.17 4      12,743.14
  MFS Investors Trust                                 82,341           (159)         82,182        10.84 4       7,581.79


1 Pinnacle
2 Pinnacle II
3 Legacy
4 Variable Universal Life

  SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Year Ended December 31, 2006


                                                                RECEIVABLE
                                                                   FROM
                                                               (PAYABLE TO)
                                                                   THE
                                                                 GENERAL
                                                                 ACCOUNT
                                                INVESTMENTS    OF COLUMBUS                                      UNITS
                  DIVISION                     AT FAIR VALUE       LIFE        NET ASSETS     UNIT VALUE     OUTSTANDING
------------------------------------------------------------   ----------------------------   ---------------------------
NON-AFFILIATED SERVICE CLASS
  Janus Mid Cap Growth                         $      64,948   $              $      64,948   $    12.29 1       4,899.03
                                                                                                   12.29 2         387.19
  Janus Forty                                        125,529              4         125,533        13.29 1       9,366.37
                                                                                                   13.29 2          82.51
  Janus Worldwide Growth                             110,271             (1)        110,270        10.96 1       9,317.09
                                                                                                   10.96 2         742.50
  MFS Capital Opportunities                          271,449              8         271,457         9.92 1      26,852.16
                                                                                                    9.92 2          99.14
                                                                                                    8.87 4         456.33
  MFS Emerging Growth                                 83,768             (3)         83,765        10.18 1       8,005.57
                                                                                                   10.18 2         219.08
  MFS Mid Cap Growth                                 245,850              3         245,853         9.18 1      24,103.32
                                                                                                    9.18 2       1,398.67
                                                                                                    9.18 3          77.97
                                                                                                    7.25 4       1,516.86
  MFS New Discovery                                  110,206             (6)        110,200        12.27 1       7,010.05
                                                                                                   12.27 2         649.32
                                                                                                   10.58 4       1,536.09
  Oppenheimer Aggressive Growth                      111,353             (7)        111,346        11.05 1       9,491.98
                                                                                                   11.05 2         279.47
                                                                                                   11.05 3         304.96
  Oppenheimer Strategic Bond                         584,860              2         584,862        15.23 1      22,877.72

                                                                                                   15.23 2      15,521.26
  Oppenheimer Panorama International Growth          496,026             (1)        496,025        16.93 1      24,233.92
                                                                                                   16.93 2       1,556.62
                                                                                                   16.93 3       3,514.12
NON-AFFILIATED SERVICE CLASS 2:
  Fidelity VIP Asset Manager                          73,387             (4)         73,383        12.77 1       3,236.39
                                                                                                   12.77 2       1,408.06
                                                                                                   11.62 4       1,213.04
  Fidelity VIP Balanced                              398,775              3         398,778        13.65 1      24,814.54
                                                                                                   13.65 2         883.81
                                                                                                   13.65 3       2,509.97
                                                                                                   12.32 4       1,116.54
  Fidelity VIP Contrafund                            885,498             (3)        885,495        17.50 1      34,047.25
                                                                                                   17.50 2      12,022.75
                                                                                                   15.75 4       5,023.43
  Fidelity VIP Equity-Income                         872,522           (494)        872,028        15.29 1      39,175.13
                                                                                                   15.29 2         169.54
                                                                                                   15.29 3      13,579.57
                                                                                                   13.64 4       4,621.45
  Fidelity VIP Growth                                259,562             (3)        259,559        10.47 1      22,107.30
                                                                                                   10.47 2       1,132.45
                                                                                                   10.47 3         175.57
                                                                                                    8.92 4       1,606.17
  Fidelity VIP Growth & Income                       491,689              1         491,690        13.35 1      25,849.79
                                                                                                   13.35 2       7,558.48
                                                                                                   13.35 3       1,831.01
                                                                                                   11.87 4       1,778.21


1 Pinnacle
2 Pinnacle II
3 Legacy
4 Variable Universal Life

  SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                           Year End December 31, 2006


                                                                RECEIVABLE
                                                                   FROM
                                                               (PAYABLE TO)
                                                                   THE
                                                                 GENERAL
                                                                 ACCOUNT
                                                INVESTMENTS    OF COLUMBUS                                      UNITS
                  DIVISION                     AT FAIR VALUE       LIFE        NET ASSETS     UNIT VALUE     OUTSTANDING
------------------------------------------------------------   ----------------------------   ---------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
  Fidelity VIP Mid Cap                         $   1,199,157   $         (2)  $   1,199,155   $    22.25 1      33,863.96
                                                                                                   22.25 2       6,391.29
                                                                                                   22.25 3       9,656.28
                                                                                                   20.29 4       4,374.35
NON-AFFILITATED SERIES I:
  AIM V.I. Capital Appreciation                      176,877           (216)        176,661         9.91 4      17,823.62
  AIM V.I. Government Securities                      16,572              2          16,574        13.25 4       1,251.13
NON-AFFILIATED CLASS 1B:
  Putnam Growth and Income                            94,925                         94,925        16.93 1       3,076.82
                                                                                                   16.93 2       2,530.36
  Putnam International Equity                        354,205             (8)        354,197        21.77 1       5,500.93
                                                                                                   21.77 2       1,877.56
                                                                                                   21.06 4       9,191.96
  Putnam New Opportunities                               197             (1)            196        16.51 1          10.00
                                                                                                   16.51 2           1.87
  Putnam Small Cap Value                             173,025             15         173,040        22.90 1       5,895.18
                                                                                                   22.90 2         740.75
                                                                                                   22.90 3         921.79
  Putnam Voyager                                       6,507              1           6,508        13.91 1         466.81
                                                                                                   13.91 2           1.00
NON-AFFILITATED SERIES II:
  AIM V.I. Basic Value                                87,346             (3)         87,343        17.39 1       4,482.02
                                                                                                   17.39 3         539.22
  AIM V.I. Capital Appreciation                       16,907             (1)         16,906        15.16 1       1,018.84
                                                                                                   15.16 2          96.27
  AIM V.I. Core Equity                                86,447                         86,447        10.90 1       6,606.30
                                                                                                   10.90 3       1,325.42
NON-AFFILIATED CLASS 2:
  Franklin Growth & Income                           144,903                        144,903        16.95 1       7,094.50
                                                                                                   16.95 2       1,034.68
                                                                                                   16.95 3         420.70
  Franklin Income                                    120,180             15         120,195        16.78 1       3,375.13
                                                                                                   16.78 2         549.92
                                                                                                   16.78 3       3,238.80
  Franklin Mutual                                    133,548              9         133,557        17.98 1       6,236.11
                                                                                                   17.98 2         782.70
                                                                                                   17.98 3         407.78
  Franklin Large Cap Growth                          162,815             (2)        162,813        14.82 1       7,926.81
                                                                                                   14.82 2       3,061.69
  Franklin U.S. Government                           199,325              1         199,326        11.13 1      13,727.00
                                                                                                   11.13 2       4,175.76
  Templeton Foreign                                  680,881             (5)        680,876        21.44 1      17,942.35
                                                                                                   21.44 2       1,469.13
                                                                                                   21.44 3      12,338.81
  Templeton Growth                                   125,620             28         125,648        20.64 1       4,937.00
                                                                                                   20.64 2         444.90
                                                                                                   20.64 3         705.20
  Van Kampen LIT Comstock                            126,288              8         126,296        18.08 1       5,867.49
                                                                                                   18.08 2       1,118.04
  Van Kampen LIT Strategic Growth                    132,649                        132,649        14.04 1         789.43
                                                                                                   14.04 2       8,658.42
  Van Kampen UIF Emerging Markets                    120,721              1         120,722        34.33 1       2,761.73
                                                                                                   34.33 2         754.49


1 Pinnacle
2 Pinnacle II
3 Legacy
4 Variable Universal Life

  SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                           Year End December 31, 2006


                                                                RECEIVABLE
                                                                   FROM
                                                               (PAYABLE TO)
                                                                   THE
                                                                 GENERAL
                                                                 ACCOUNT
                                                INVESTMENTS    OF COLUMBUS                                      UNITS
                  DIVISION                     AT FAIR VALUE       LIFE        NET ASSETS     UNIT VALUE     OUTSTANDING
------------------------------------------------------------   ----------------------------   ---------------------------
NON-AFFILIATED CLASS A:
  DWS Bond Porfolio                            $      62,998   $         (1)  $      62,997   $    11.65 1       3,950.22
                                                                                                   11.65 2       1,459.57
  DWS VIT Equity 500 Index                         5,084,409            (87)      5,084,322        13.15 1     360,355.54
                                                                                                   13.15 2       7,069.44
                                                                                                   13.15 3      13,688.06
                                                                                                   10.34 4       6,896.45
  DWS VIT Small Cap Index                            197,961            (86)        197,875        18.34 1       7,488.53
                                                                                                   18.34 2       1,878.78
                                                                                                   16.03 4       1,624.43


1 Pinnacle
2 Pinnacle II
3 Legacy
4 Variable Universal Life

  SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                            Statements of Operations

                          Year Ended December 31, 2006


                                                 INVESTMENT
                                                   INCOME        EXPENSES
                                                 ---------------------------

                                                              Mortality and
                                                              expense risk,
                                                                   and                          Realized gain
                                                 Reinvested   administrative   Net investment   (loss) on sale
                   DIVISION                      dividends        charge       income (loss)    of investments
--------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $    8,041   $        5,508   $        2,533   $        5,368
     Touchstone Baron Small Cap                          --            3,110           (3,110)          27,312
     Touchstone Core Bond                            99,024           15,601           83,423           (5,133)
     Touchstone Eagle Capital Appreciation           22,607           18,277            4,330           76,725
     Touchstone Emerging Growth                          --            8,520           (8,520)          35,837
     Touchstone Growth & Income                       3,849              937            2,912            4,144
     Touchstone High Yield                          186,122           16,917          169,205           34,412
     Touchstone Enhanced Dividend 30                  4,212              949            3,263            9,538
     Touchstone Money Market                         33,965            6,053           27,912               --
     Touchstone Third Avenue Value                   16,479            8,695            7,784           59,257
     Touchstone Value Plus                           23,212           18,654            4,558           58,117

NON-AFFILIATED:
     Alger American Growth                              206            1,462           (1,256)           1,643
     Alger American Small Capitalization                 --              913             (913)           3,586
     JP Morgan Mid Cap Value                          1,076               86              990              198
     PIMCO Long-term U.S. Government Bond             2,342              379            1,963             (235)

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                       16,107            7,320            8,787               --
     MFS Emerging Growth                                 --            1,052           (1,052)           3,169
     MFS Investors Trust                                419              735             (316)           1,718

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                                --              387             (387)           8,066
     Janus Forty                                        160              685             (525)           4,705
     Janus Worldwide Growth                           1,577              627              950            6,783
     MFS Capital Opportunities                          493            1,543           (1,050)           6,941
     MFS Emerging Growth                                 --              469             (469)           7,787
     MFS Mid Cap Growth                               8,791            1,694            7,097           18,986
     MFS New Discovery                                1,904              653            1,251            6,460
     Oppenheimer Aggressive Growth                       --              715             (715)           6,402
     Oppenheimer Strategic Bond                      16,802            2,802           14,000              141
     Oppenheimer Panorama International Growth        1,404            2,147             (743)          44,144

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                       1,025              472              553              610
     Fidelity VIP Balanced                            6,092            2,013            4,079            9,007
     Fidelity VIP Contrafund                          7,821            4,646            3,175           47,688
     Fidelity VIP Equity-Income                      29,830            4,289           25,541           18,233
     Fidelity VIP Growth                                398            1,498           (1,100)          11,359
     Fidelity VIP Growth & Income                     3,030            2,493              537           12,288
     Fidelity VIP Mid Cap                            11,524            6,161            5,363           41,071

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*              99            1,082             (983)          (1,712)
     AIM V.I. Government Securities                     650              152              498              (65)

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                         1,011              394              617            1,933
     Putnam International Equity                      1,991            2,151             (160)          32,264
     Putnam New Opportunities                            --                2               (2)             255
     Putnam Small Cap Value                             468              550              (82)           2,123
     Putnam Voyager                                       5               24              (19)              41

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                               345            1,014             (669)          20,108
     AIM V.I. Capital Appreciation                       --               79              (79)             116
     AIM V.I. Core Equity (May 1)*                      439              364               75               64

                                                         REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                 ------------------------------------------------------------------

                                                                   Change in
                                                                   unrealized                        Net increase
                                                                  appreciation    Net unrealized      (decrease)
                                                                 (depreciation)    and realized         in net
                                                 Realized gain     during the     gain (loss) on   assets resulting
                   DIVISION                      distributions       period        investments     from operations
-------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $      39,787   $      (24,399)  $       20,756   $         23,289
     Touchstone Baron Small Cap                         16,867           34,114           78,293             75,183
     Touchstone Core Bond                                   --           (3,692)          (8,825)            74,598
     Touchstone Eagle Capital Appreciation                  --          316,199          392,924            397,254
     Touchstone Emerging Growth                         82,026           83,120          200,983            192,463
     Touchstone Growth & Income                         15,097           (5,639)          13,602             16,514
     Touchstone High Yield                                  --          (33,822)             590            169,795
     Touchstone Enhanced Dividend 30                        --           25,889           35,427             38,690
     Touchstone Money Market                                --               --               --             27,912
     Touchstone Third Avenue Value                      84,260           50,975          194,492            202,276
     Touchstone Value Plus                                  --          423,324          481,441            485,999

NON-AFFILIATED:
     Alger American Growth                                  --            5,311            6,954              5,698
     Alger American Small Capitalization                    --           14,405           17,991             17,078
     JP Morgan Mid Cap Value                                --            4,043            4,241              5,231
     PIMCO Long-term U.S. Government Bond                  417           (2,072)          (1,890)                73

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                              --               --               --              8,787
     MFS Emerging Growth                                    --            5,712            8,881              7,829
     MFS Investors Trust                                    --            7,621            9,339              9,023

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                                   --             (292)           7,774              7,387
     Janus Forty                                            --            5,228            9,933              9,408
     Janus Worldwide Growth                                 --            8,593           15,376             16,326
     MFS Capital Opportunities                              --           27,248           34,189             33,139
     MFS Emerging Growth                                    --           (1,455)           6,332              5,863
     MFS Mid Cap Growth                                     --          (21,613)          (2,627)             4,470
     MFS New Discovery                                      --            4,771           11,231             12,482
     Oppenheimer Aggressive Growth                          --           (3,311)           3,091              2,376
     Oppenheimer Strategic Bond                             --           16,525           16,666             30,666
     Oppenheimer Panorama International Growth              --           59,736          103,880            103,137

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                             --            2,333            2,943              3,496
     Fidelity VIP Balanced                              11,200           11,951           32,158             36,237
     Fidelity VIP Contrafund                            68,845          (43,409)          73,124             76,299
     Fidelity VIP Equity-Income                         80,242           (1,009)          97,466            123,007
     Fidelity VIP Growth                                    --            3,240           14,599             13,499
     Fidelity VIP Growth & Income                       10,965           29,263           52,516             53,053
     Fidelity VIP Mid Cap                               98,828          (36,393)         103,506            108,869

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*                 --              303           (1,409)            (2,392)
     AIM V.I. Government Securities                         --              (15)             (80)               418

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                            1,575            4,773            8,281              8,898
     Putnam International Equity                            --           37,345           69,609             69,449
     Putnam New Opportunities                               --             (154)             101                 99
     Putnam Small Cap Value                             14,336            3,014           19,473             19,391
     Putnam Voyager                                         --              367              408                389

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                                3,512           (6,616)          17,004             16,335
     AIM V.I. Capital Appreciation                          --              (13)             103                 24
     AIM V.I. Core Equity (May 1)*                          --            6,617            6,681              6,756


SEE ACCOMPANYING NOTES

* - 2006 inception date of division

               Columbus Life Insurance Company Separate Account 1

                          Year Ended December 31, 2006


                                                 INVESTMENT
                                                   INCOME        EXPENSES
                                                 ---------------------------

                                                              Mortality and
                                                              expense risk,
                                                                   and                          Realized gain
                                                 Reinvested   administrative   Net investment   (loss) on sale
                   DIVISION                      dividends        charge       income (loss)    of investments
---------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                    $    2,713   $          370   $        2,343   $          696
     Franklin Income                                  2,501              404            2,097              954
     Franklin Mutual                                  2,406              298            2,108            3,614
     Franklin Large Cap Growth                          956              713              243            2,295
     Franklin U.S. Government                         7,824              902            6,922           (1,881)
     Templeton Foreign                                5,267            2,169            3,098           21,226
     Templeton Growth                                 1,342              450              892            7,198
     Van Kampen LIT Comstock                          5,171            1,747            3,424           12,684
     Van Kampen LIT Strategic Growth                     --              255             (255)           1,218
     Van Kampen UIF Emerging Markets                    653              400              253           12,525

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                  757              172              585              (88)
     DWS VIT Equity 500 Index                        55,515           32,305           23,210          109,665
     DWS VIT Small Cap Index                          1,572              970              602            4,068

                                                         REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                                                 ------------------------------------------------------------------

                                                                   Change in
                                                                   unrealized                        Net increase
                                                                  appreciation    Net unrealized      (decrease)
                                                                 (depreciation)    and realized         in net
                                                 Realized gain     during the     gain (loss) on   assets resulting
                   DIVISION                      distributions       period        investments     from operations
-------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                    $       4,708   $        8,729   $       14,133   $         16,476
     Franklin Income                                       192            9,034           10,180             12,277
     Franklin Mutual                                     2,945            9,517           16,076             18,184
     Franklin Large Cap Growth                              --            9,359           11,654             11,897
     Franklin U.S. Government                               --            1,112             (769)             6,153
     Templeton Foreign                                      --           61,925           83,151             86,249
     Templeton Growth                                    3,740            9,899           20,837             21,729
     Van Kampen LIT Comstock                             9,579            1,185           23,448             26,872
     Van Kampen LIT Strategic Growth                        --            3,211            4,429              4,174
     Van Kampen UIF Emerging Markets                     2,051           15,161           29,737             29,990

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                       7            1,316            1,235              1,820
     DWS VIT Equity 500 Index                               --          511,713          621,378            644,588
     DWS VIT Small Cap Index                             7,841            7,718           19,627             20,229


SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                       Statements of Changes in Net Assets

                          Year Ended December 31, 2006


                                                            INCREASE (DECREASE) IN NETS ASSETS FROM OPERATIONS:
                                                 --------------------------------------------------------------------------

                                                                            Change in net
                                                                  Net         unrealized      Net increase
                                                    Net        realized      appreciation    (decrease) in
                                                 investment   gain (loss)   (depreciation)     net assets     Contributions
                                                   income     on sale of      during the     resulting from   from contract
                   DIVISION                        (loss)     investments       period         operations        holders
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $    2,533   $    45,155   $      (24,399)  $       23,289   $      68,332
     Touchstone Baron Small Cap                      (3,110)       44,179           34,114           75,183         173,604
     Touchstone Core Bond                            83,423        (5,133)          (3,692)          74,598          51,063
     Touchstone Eagle Capital Appreciation            4,330        76,725          316,199          397,254          84,420
     Touchstone Emerging Growth                      (8,520)      117,863           83,120          192,463         350,074
     Touchstone Growth & Income                       2,912        19,241           (5,639)          16,514          58,025
     Touchstone High Yield                          169,205        34,412          (33,822)         169,795         154,682
     Touchstone Enhanced Dividend 30                  3,263         9,538           25,889           38,690          34,720
     Touchstone Money Market                         27,912            --               --           27,912         769,061
     Touchstone Third Avenue Value                    7,784       143,517           50,975          202,276         295,637
     Touchstone Value Plus                            4,558        58,117          423,324          485,999          69,660

NON-AFFILIATED:
     Alger American Growth                           (1,256)        1,643            5,311            5,698          24,277
     Alger American Small Capitalization               (913)        3,586           14,405           17,078          11,161
     JP Morgan Mid Cap Value                            990           198            4,043            5,231             954
     PIMCO Long-term U.S. Government Bond             1,963           182           (2,072)              73          10,025

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                        8,787            --               --            8,787          91,197
     MFS Emerging Growth                             (1,052)        3,169            5,712            7,829          19,751
     MFS Investors Trust                               (316)        1,718            7,621            9,023           9,684

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                              (387)        8,066             (292)           7,387          17,294
     Janus Forty                                       (525)        4,705            5,228            9,408          10,612
     Janus Worldwide Growth (Pinnalce)                  950         6,783            8,593           16,326          15,915
     MFS Capital Opportunities                       (1,050)        6,941           27,248           33,139          16,636
     MFS Emerging Growth                               (469)        7,787           (1,455)           5,863          12,426
     MFS Mid Cap Growth                               7,097        18,986          (21,613)           4,470          26,795
     MFS New Discovery                                1,251         6,460            4,771           12,482          18,487
     Oppenheimer Aggressive Growth                     (715)        6,402           (3,311)           2,376          19,489
     Oppenheimer Strategic Bond                      14,000           141           16,525           30,666         231,419
     Oppenheimer Panorama International Growth         (743)       44,144           59,736          103,137          59,626

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                         553           610            2,333            3,496          33,648
     Fidelity VIP Balanced                            4,079        20,207           11,951           36,237          64,054
     Fidelity VIP Contrafund                          3,175       116,533          (43,409)          76,299         218,537
     Fidelity VIP Equity-Income                      25,541        98,475           (1,009)         123,007         221,963
     Fidelity VIP Growth                             (1,100)       11,359            3,240           13,499          48,350
     Fidelity VIP Growth & Income                       537        23,253           29,263           53,053          65,262

                                                  INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                 -----------------------------------------------------------------------

                                                  Cost of
                                                 insurance                      Net                       Net increase
                                                    and                      transfers                   (decrease) in
                                                  benefits      Contract       among       Contract     net assets from
                                                  provided    terminations   investment   Maintenance   contract related
                   DIVISION                      by riders    and benefits    options       Charges       transactions
------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $ (42,522)   $     (9,123)  $  270,967   $   (27,977)  $        259,677
     Touchstone Baron Small Cap                    (20,914)        (13,927)      53,961       (13,491)           179,233
     Touchstone Core Bond                          (22,889)         (9,651)      42,131       (14,638)            46,016
     Touchstone Eagle Capital Appreciation         (30,614)        (28,047)    (137,098)      (18,242)          (129,581)
     Touchstone Emerging Growth                    (54,356)        (63,240)      30,057       (29,970)           232,565
     Touchstone Growth & Income                     (8,905)        (27,162)      15,901        (3,679)            34,180
     Touchstone High Yield                         (21,855)         (8,395)    (121,511)      (19,378)           (16,457)
     Touchstone Enhanced Dividend 30                (6,136)        (14,842)      (6,245)       (2,778)             4,719
     Touchstone Money Market                       (41,452)       (141,246)    (686,024)      (28,918)          (128,579)
     Touchstone Third Avenue Value                 (51,730)        (68,872)     111,057       (28,630)           257,462
     Touchstone Value Plus                         (31,545)        (37,469)     (95,807)      (19,298)          (114,459)

NON-AFFILIATED:
     Alger American Growth                         (13,277)        (29,549)      (1,219)       (2,297)           (22,065)
     Alger American Small Capitalization            (6,225)         (8,204)         700        (1,628)            (4,196)
     JP Morgan Mid Cap Value                          (822)           (329)          65          (555)              (687)
     PIMCO Long-term U.S. Government Bond           (5,494)         (2,302)        (567)       (1,201)               461

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                     (53,587)         (1,946)      39,391       (19,969)            55,086
     MFS Emerging Growth                            (9,317)        (14,971)      (4,650)       (1,511)           (10,698)
     MFS Investors Trust                            (5,705)         (6,711)      (3,302)         (897)            (6,931)

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                           (5,367)        (10,796)      (7,361)       (1,643)            (7,873)
     Janus Forty                                    (4,232)        (12,202)      11,401        (2,316)             3,263
     Janus Worldwide Growth (Pinnalce)              (3,560)           (296)     (25,014)       (1,617)           (14,572)
     MFS Capital Opportunities                      (7,731)        (29,348)     (34,808)       (2,395)           (57,646)
     MFS Emerging Growth                            (3,198)        (17,720)       2,282        (1,933)            (8,143)
     MFS Mid Cap Growth                             (9,440)        (12,503)     (26,960)       (5,771)           (27,879)
     MFS New Discovery                              (4,886)         (6,196)      (7,528)       (2,592)            (2,715)
     Oppenheimer Aggressive Growth                  (4,189)         (9,652)      (5,918)       (2,839)            (3,109)
     Oppenheimer Strategic Bond                    (18,562)        (24,206)      (4,182)      (11,337)           173,132
     Oppenheimer Panorama International Growth     (13,939)        (29,114)      59,312        (8,431)            67,454

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                     (3,163)         (1,774)       3,566        (2,500)            29,777
     Fidelity VIP Balanced                         (19,149)        (17,700)       3,103        (6,933)            23,375
     Fidelity VIP Contrafund                       (30,619)        (59,198)      81,436       (17,731)           192,425
     Fidelity VIP Equity-Income                    (32,715)        (16,635)      33,592       (15,257)           190,948
     Fidelity VIP Growth                           (14,384)         (8,835)     (11,173)       (5,850)             8,108
     Fidelity VIP Growth & Income                  (15,698)        (18,549)      (5,888)       (8,868)            16,259

                                                 Net increase    Net Assets,    Net Assets,
                                                 (decrease) in   beginning of       end
                   DIVISION                       net assets         year         of year
-------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $     282,966   $    171,648   $   454,614
     Touchstone Baron Small Cap                        254,416        362,722       617,138
     Touchstone Core Bond                              120,614      2,198,381     2,318,995
     Touchstone Eagle Capital Appreciation             267,673      2,585,724     2,853,397
     Touchstone Emerging Growth                        425,028      1,142,160     1,567,188
     Touchstone Growth & Income                         50,694        116,505       167,199
     Touchstone High Yield                             153,338      2,427,623     2,580,961
     Touchstone Enhanced Dividend 30                    43,409        146,074       189,483
     Touchstone Money Market                          (100,667)       688,086       587,419
     Touchstone Third Avenue Value                     459,738      1,204,935     1,664,673
     Touchstone Value Plus                             371,540      2,650,266     3,021,806

NON-AFFILIATED:
     Alger American Growth                             (16,367)       170,200       153,833
     Alger American Small Capitalization                12,882         92,426       105,308
     JP Morgan Mid Cap Value                             4,544         33,438        37,982
     PIMCO Long-term U.S. Government Bond                  534         43,109        43,643

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                          63,873        312,117       375,990
     MFS Emerging Growth                                (2,869)       119,683       116,814
     MFS Investors Trust                                 2,092         80,090        82,182

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                                 (486)        65,434        64,948
     Janus Forty                                        12,671        112,862       125,533
     Janus Worldwide Growth (Pinnalce)                   1,754        108,516       110,270
     MFS Capital Opportunities                         (24,507)       295,964       271,457
     MFS Emerging Growth                                (2,280)        86,045        83,765
     MFS Mid Cap Growth                                (23,409)       269,262       245,853
     MFS New Discovery                                   9,767        100,433       110,200
     Oppenheimer Aggressive Growth                        (733)       112,079       111,346
     Oppenheimer Strategic Bond                        203,798        381,064       584,862
     Oppenheimer Panorama International Growth         170,591        325,434       496,025

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                         33,273         40,110        73,383
     Fidelity VIP Balanced                              59,612        339,166       398,778
     Fidelity VIP Contrafund                           268,724        616,771       885,495
     Fidelity VIP Equity-Income                        313,955        558,073       872,028
     Fidelity VIP Growth                                21,607        237,952       259,559
     Fidelity VIP Growth & Income                       69,312        422,378       491,690


     SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Year Ended December 31, 2006


                                                            INCREASE (DECREASE) IN NETS ASSETS FROM OPERATIONS:
                                                 --------------------------------------------------------------------------

                                                                            Change in net
                                                                  Net         unrealized      Net increase
                                                    Net        realized      appreciation    (decrease) in
                                                 investment   gain (loss)   (depreciation)     net assets     Contributions
                                                   income     on sale of      during the     resulting from   from contract
                   DIVISION                        (loss)     investments       period         operations        holders
---------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $    5,363   $   139,899   $      (36,393)  $      108,869   $     233,460

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*            (983)       (1,712)             303           (2,392)         18,419
     AIM V.I. Government Securities                     498           (65)             (15)             418           2,560

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                           617         3,508            4,773            8,898          59,576
     Putnam International Equity                       (160)       32,264           37,345           69,449          47,912
     Putnam New Opportunities                            (2)          255             (154)              99             157
     Putnam Small Cap Value                             (82)       16,459            3,014           19,391          64,178
     Putnam Voyager                                     (19)           41              367              389           1,018

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                              (669)       23,620           (6,616)          16,335          18,695
     AIM V.I. Capital Appreciation                      (79)          116              (13)              24           3,597
     AIM V.I. Core Equity (May1)*                        75            64            6,617            6,756           7,210

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                         2,343         5,404            8,729           16,476          21,553
     Franklin Income                                  2,097         1,146            9,034           12,277          41,401
     Franklin Mutual                                  2,108         6,559            9,517           18,184          18,555
     Franklin Large Cap Growth                          243         2,295            9,359           11,897          46,521
     Franklin U.S. Government                         6,922        (1,881)           1,112            6,153          52,047
     Templeton Foreign                                3,098        21,226           61,925           86,249         263,682
     Templeton Growth                                   892        10,938            9,899           21,729          28,846
     Van Kampen LIT Comstock                          3,424        22,263            1,185           26,872          41,736
     Van Kampen LIT Strategic Growth                   (255)        1,218            3,211            4,174         110,238
     Van Kampen UIF Emerging Markets                    253        14,576           15,161           29,990          16,715

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                  585           (81)           1,316            1,820           7,617
     DWS VIT Equity 500 Index                        23,210       109,665          511,713          644,588         559,780
     DWS VIT Small Cap Index                            602        11,909            7,718           20,229          39,446

                                                  INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                 -----------------------------------------------------------------------

                                                  Cost of
                                                 insurance                      Net                       Net increase
                                                    and                      transfers                   (decrease) in
                                                  benefits      Contract       among       Contract     net assets from
                                                  provided    terminations   investment   Maintenance   contract related
                   DIVISION                      by riders    and benefits    options       Charges       transactions
------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $ (30,564)   $    (30,393)  $   87,987   $   (22,847)  $        237,643

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*         (9,767)        (27,349)     199,510        (1,760)           179,053
     AIM V.I. Government Securities                 (1,145)         (5,523)         994          (410)            (3,524)

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                       (3,952)        (34,291)      16,612        (2,268)            35,677
     Putnam International Equity                   (10,103)        (20,119)       2,544        (4,591)            15,643
     Putnam New Opportunities                          (16)            (11)      (1,685)          (28)            (1,583)
     Putnam Small Cap Value                         (1,890)        (47,842)      63,035        (2,858)            74,623
     Putnam Voyager                                   (166)             --          358           (70)             1,140

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                           (3,617)         (1,778)    (120,599)       (2,360)          (109,659)
     AIM V.I. Capital Appreciation                  (1,078)         (1,325)      15,226          (819)            15,601
     AIM V.I. Core Equity (May1)*                   (1,816)             --       75,741        (1,444)            79,691

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                       (1,962)         (3,437)      35,293        (1,340)            50,107
     Franklin Income                                (5,454)         (4,119)      35,661        (4,449)            63,040
     Franklin Mutual                                (1,695)         (2,033)      14,663        (1,148)            28,342
     Franklin Large Cap Growth                      (4,657)        (17,730)      33,689        (2,858)            54,965
     Franklin U.S. Government                       (8,965)         (8,909)      14,736        (5,087)            43,822
     Templeton Foreign                             (15,286)        (45,933)     145,196       (12,273)           335,386
     Templeton Growth                               (3,101)        (20,055)      (2,661)       (2,921)               108
     Van Kampen LIT Comstock                        (9,498)             --     (120,449)       (6,317)           (94,528)
     Van Kampen LIT Strategic Growth                (1,027)             (7)       7,128        (1,356)           114,976
     Van Kampen UIF Emerging Markets                (4,042)         (4,161)      18,071        (2,028)            24,555

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                              (1,362)             (9)      41,715        (1,101)            46,860
     DWS VIT Equity 500 Index                     (172,758)       (391,769)      13,107       (91,004)           (82,644)
     DWS VIT Small Cap Index                        (7,766)        (42,187)      46,764        (3,740)            32,517

                                                 Net increase    Net Assets,    Net Assets,
                                                 (decrease) in   beginning of       end
                   DIVISION                       net assets         year         of year
-------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $     346,512   $    852,643   $ 1,199,155

NON-AFFILITATED SERIES I:
     AIM V.I. Capital Appreciation (May 1)*            176,661             --       176,661
     AIM V.I. Government Securities                     (3,106)        19,680        16,574

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                           44,575         50,350        94,925
     Putnam International Equity                        85,092        269,105       354,197
     Putnam New Opportunities                           (1,484)         1,680           196
     Putnam Small Cap Value                             94,014         79,026       173,040
     Putnam Voyager                                      1,529          4,979         6,508

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                              (93,324)       180,667        87,343
     AIM V.I. Capital Appreciation                      15,625          1,281        16,906
     AIM V.I. Core Equity (May1)*                       86,447             --        86,447

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                           66,583         78,320       144,903
     Franklin Income                                    75,317         44,878       120,195
     Franklin Mutual                                    46,526         87,031       133,557
     Franklin Large Cap Growth                          66,862         95,951       162,813
     Franklin U.S. Government                           49,975        149,351       199,326
     Templeton Foreign                                 421,635        259,241       680,876
     Templeton Growth                                   21,837        103,811       125,648
     Van Kampen LIT Comstock                           (67,656)       193,952       126,296
     Van Kampen LIT Strategic Growth                   119,150         13,499       132,649
     Van Kampen UIF Emerging Markets                    54,545         66,177       120,722

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                  48,680         14,317        62,997
     DWS VIT Equity 500 Index                          561,944      4,522,378     5,084,322
     DWS VIT Small Cap Index                            52,746        145,129       197,875


     SEE ACCOMPANYING NOTES

     * - 2006 inception date of division

               Columbus Life Insurance Company Separate Account 1

                        Statements of Changes Net Assets

                          Year Ended December 31, 2005


                                                            INCREASE (DECREASE) IN NETS ASSETS FROM OPERATIONS:
                                                 --------------------------------------------------------------------------

                                                                            Change in net
                                                                  Net         unrealized      Net increase
                                                    Net        realized      appreciation    (decrease) in
                                                 investment   gain (loss)   (depreciation)     net assets     Contributions
                                                   income     on sale of      during the     resulting from   from contract
                   DIVISION                        (loss)     investments       period         operations        holders
---------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $      542   $    10,249   $       (3,156)  $        7,635   $      61,379
     Touchstone Baron Small Cap                      (2,679)       20,698            2,471           20,490          49,332
     Touchstone Core Bond                           (16,252)      (10,496)          47,066           20,318          65,174
     Touchstone Eagle Capital Appreciation          (15,781)       67,150          (67,896)         (16,527)        106,720
     Touchstone Emerging Growth                      (4,940)      345,097         (196,858)         143,299         208,541
     Touchstone Growth & Income                        (674)        7,090           (5,004)           1,412          19,155
     Touchstone High Yield                          (17,917)       77,733            1,423           61,239          81,853
     Touchstone Enhanced Dividend 30                 (1,139)        6,461          (10,810)          (5,488)         40,843
     Touchstone Money Market                         10,813             8               --           10,821       1,024,382
     Touchstone Third Avenue Value                   (6,510)       80,041           89,256          162,787         143,934
     Touchstone Value Plus                          (17,348)       45,572            8,828           37,052          86,610

NON-AFFILIATED:
     Alger American Growth                           (1,321)       (8,198)          25,935           16,416          28,620
     Alger American Small Capitalization               (804)          (30)          13,961           13,127          11,890
     JP Morgan Mid Cap Value                              2         1,167            1,267            2,436           4,783
     PIMCO Long-term U.S. Government Bond             2,106           367           (1,099)           1,374           9,196

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                        1,466            --               --            1,466          95,566
     MFS Emerging Growth                             (1,141)          145            9,693            8,697          20,770
     MFS Investors Trust                               (463)         (481)           5,435            4,491           9,355

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                              (519)        5,693            1,141            6,315          16,147
     Janus Forty                                       (641)        7,767            4,082           11,208          11,180
     Janus Worldwide Growth                             420         8,153           (2,927)           5,646          20,541
     MFS Capital Opportunities                         (188)         (482)           3,434            2,764          24,028
     MFS Emerging Growth                                (87)        6,828             (133)           6,608          15,753
     MFS Mid Cap Growth                                 (72)        4,218            3,224            7,370          33,347
     MFS New Discovery                                 (618)        6,209             (882)           4,709          20,696
     Oppenheimer Aggressive Growth                   (1,148)        4,733            7,073           10,658          18,104
     Oppenheimer Strategic Bond                       8,081         3,248           (6,378)           4,951          50,127
     Oppenheimer Panorama International Growth           54        24,060           13,590           37,704          38,930

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                         447           683              (58)           1,072           8,522
     Fidelity VIP Balanced                            5,906         6,017            4,360           16,283          63,505
     Fidelity VIP Contrafund                         (3,000)       12,830           70,451           80,281          84,456
     Fidelity VIP Equity-Income                       3,160        45,468          (23,519)          25,109          92,756
     Fidelity VIP Growth                               (285)       17,582           (6,701)          10,596          50,748
     Fidelity VIP Growth & Income                     2,241        13,988            9,002           25,231          75,329

                                                  INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                 -----------------------------------------------------------------------

                                                  Cost of
                                                 insurance                      Net                       Net increase
                                                    and                      transfers                   (decrease) in
                                                  benefits      Contract       among       Contract     net assets from
                                                  provided    terminations   investment   Maintenance   contract related
                   DIVISION                      by riders    and benefits    options       Charges       transactions
------------------------------------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $ (17,803)   $       (347)  $   86,229   $   (10,684)  $        118,774
     Touchstone Baron Small Cap                    (14,000)        (14,018)      38,574        (8,863)            51,025
     Touchstone Core Bond                          (25,771)             --       63,024       (17,878)            84,549
     Touchstone Eagle Capital Appreciation         (30,584)        (18,096)    (120,546)      (20,004)           (82,510)
     Touchstone Emerging Growth                    (44,397)        (27,113)      74,353       (24,544)           186,840
     Touchstone Growth & Income                     (5,468)         (6,584)      39,751        (1,819)            45,035
     Touchstone High Yield                         (32,107)         (1,238)     (41,712)      (28,555)           (21,759)
     Touchstone Enhanced Dividend 30                (7,782)        (13,458)        (772)       (2,755)            16,076
     Touchstone Money Market                       (49,047)        (53,331)    (590,040)      (30,364)           301,600
     Touchstone Third Avenue Value                 (41,749)        (34,774)      88,604       (22,972)           133,043
     Touchstone Value Plus                         (29,712)        (19,598)     (73,783)      (20,386)           (56,869)

NON-AFFILIATED:
     Alger American Growth                         (13,709)        (12,172)      (9,235)       (2,674)            (9,170)
     Alger American Small Capitalization            (5,787)         (3,064)         167        (1,633)             1,573
     JP Morgan Mid Cap Value                          (526)           (162)      23,495          (494)            27,096
     PIMCO Long-term U.S. Government Bond           (5,268)           (829)       2,669        (1,155)             4,613

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                     (47,147)         (2,511)     (63,819)      (18,317)           (36,228)
     MFS Emerging Growth                            (9,600)         (7,241)      (4,941)       (1,675)            (2,687)
     MFS Investors Trust                            (5,645)         (4,341)       1,436          (947)              (142)

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                           (7,017)         (5,843)       1,786        (2,263)             2,810
     Janus Forty                                    (3,734)         (2,217)     (32,502)       (2,424)           (29,697)
     Janus Worldwide Growth                         (4,330)        (10,192)     (32,543)       (2,382)           (28,906)
     MFS Capital Opportunities                      (7,738)         (4,798)       6,068        (2,624)            14,936
     MFS Emerging Growth                            (5,481)         (4,748)          (6)       (2,550)             2,968
     MFS Mid Cap Growth                             (9,031)         (7,769)      (9,915)       (6,337)               295
     MFS New Discovery                              (3,904)         (8,846)      (2,367)       (2,178)             3,401
     Oppenheimer Aggressive Growth                  (6,388)         (6,566)     (12,245)       (3,529)           (10,624)
     Oppenheimer Strategic Bond                    (11,594)         (5,387)     100,906        (6,758)           127,294
     Oppenheimer Panorama International Growth      (7,485)        (21,348)       7,146        (5,734)            11,509

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                     (2,478)           (553)       1,714        (1,966)             5,239
     Fidelity VIP Balanced                         (19,260)        (12,352)       6,918        (7,688)            31,123
     Fidelity VIP Contrafund                       (24,536)        (16,874)      77,325       (12,879)           107,492
     Fidelity VIP Equity-Income                    (24,559)        (37,088)      20,445       (10,761)            40,793
     Fidelity VIP Growth                           (14,063)        (23,261)     (20,920)       (6,378)           (13,874)
     Fidelity VIP Growth & Income                  (14,235)        (21,430)      (5,750)       (7,371)            26,543

                                                 Net increase    Net Assets,    Net Assets,
                                                 (decrease) in   beginning of       end
                   DIVISION                       net assets         year         of year
-------------------------------------------------------------------------------------------
AFFILIATED:
     Touchstone Balanced                         $     126,409   $     45,239   $   171,648
     Touchstone Baron Small Cap                         71,515        291,207       362,722
     Touchstone Core Bond                              104,867      2,093,514     2,198,381
     Touchstone Eagle Capital Appreciation             (99,037)     2,684,761     2,585,724
     Touchstone Emerging Growth                        330,139        812,021     1,142,160
     Touchstone Growth & Income                         46,447         70,058       116,505
     Touchstone High Yield                              39,480      2,388,143     2,427,623
     Touchstone Enhanced Dividend 30                    10,588        135,486       146,074
     Touchstone Money Market                           312,421        375,665       688,086
     Touchstone Third Avenue Value                     295,830        909,105     1,204,935
     Touchstone Value Plus                             (19,817)     2,670,083     2,650,266

NON-AFFILIATED:
     Alger American Growth                               7,246        162,954       170,200
     Alger American Small Capitalization                14,700         77,726        92,426
     JP Morgan Mid Cap Value                            29,532          3,906        33,438
     PIMCO Long-term U.S. Government Bond                5,987         37,122        43,109

NON-AFFILIATED INITIAL CLASS:
     Fidelity VIP Money Market                         (34,762)       346,879       312,117
     MFS Emerging Growth                                 6,010        113,673       119,683
     MFS Investors Trust                                 4,349         75,741        80,090

NON-AFFILIATED SERVICE CLASS:
     Janus Mid Cap Growth                                9,125         56,309        65,434
     Janus Forty                                       (18,489)       131,351       112,862
     Janus Worldwide Growth                            (23,260)       131,776       108,516
     MFS Capital Opportunities                          17,700        278,264       295,964
     MFS Emerging Growth                                 9,576         76,469        86,045
     MFS Mid Cap Growth                                  7,665        261,597       269,262
     MFS New Discovery                                   8,110         92,323       100,433
     Oppenheimer Aggressive Growth                          34        112,045       112,079
     Oppenheimer Strategic Bond                        132,245        248,819       381,064
     Oppenheimer Panorama International Growth          49,213        276,221       325,434

NON-AFFILIATED SERVICE CLASS 2:
     Fidelity VIP Asset Manager                          6,311         33,799        40,110
     Fidelity VIP Balanced                              47,406        291,760       339,166
     Fidelity VIP Contrafund                           187,773        428,998       616,771
     Fidelity VIP Equity-Income                         65,902        492,171       558,073
     Fidelity VIP Growth                                (3,278)       241,230       237,952
     Fidelity VIP Growth & Income                       51,774        370,604       422,378


     SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Year Ended December 31, 2005


                                                            INCREASE (DECREASE) IN NETS ASSETS FROM OPERATIONS:
                                                 --------------------------------------------------------------------------

                                                                            Change in net
                                                                  Net         unrealized      Net increase
                                                    Net        realized      appreciation    (decrease) in
                                                 investment   gain (loss)   (depreciation)     net assets     Contributions
                                                   income     on sale of      during the     resulting from   from contract
                   DIVISION                        (loss)     investments       period         operations        holders
---------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $   (5,615)  $    98,527   $       35,328   $      128,240   $     109,461

NON-AFFILITATED SERIES I:
     AIM V.I. Government Securities                     425           120             (445)             100           2,775

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                            (4)          339            1,127            1,462           4,153
     Putnam International Equtiy                      1,624        20,894            2,886           25,404          41,846
     Putnam New Opportunities                           (29)          942             (637)             276             591
     Putnam Small Cap Value                            (476)       13,509           (5,831)           7,202          12,518
     Putnam Voyager                                      12            26              151              189             995

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                               970           865            6,078            7,913          25,104
     AIM V.I. Capital Appreciation                       (4)           17              110              123             403

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                         1,816           474             (175)           2,115          16,475
     Franklin Income                                    491           323           (1,248)            (434)         10,213
     Franklin Mutual                                  1,988         1,973            4,243            8,204          17,546
     Franklin Large Cap Growth                        1,618         1,407           (1,471)           1,554          12,960
     Franklin U.S. Government                         4,941        (1,665)            (406)           2,870          28,254
     Templeton Foreign                                2,376         3,392           15,199           20,967          53,241
     Templeton Growth                                   695         2,830            3,434            6,959          19,301
     Van Kampen LIT Comstock                            314        11,806           (5,929)           6,191          30,671
     Van Kampen LIT Strategic Growth                   (100)        2,593             (157)           2,336           1,553
     Van Kampen UIF Emerging Markets                    354         4,279           10,716           15,349          14,432

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                  196            21              (68)             149           8,481
     DWS VIT Equity 500 Index                        13,797        27,570          111,983          153,350         495,734
     DWS VIT Small Cap Index                             83        15,868          (13,651)           2,300          26,424

                                                  INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT RELATED TRANSACTIONS
                                                 -----------------------------------------------------------------------

                                                  Cost of
                                                 insurance                      Net                       Net increase
                                                    and                      transfers                   (decrease) in
                                                  benefits      Contract       among       Contract     net assets from
                                                  provided    terminations   investment   Maintenance   contract related
                   DIVISION                      by riders    and benefits    options       Charges       transactions
------------------------------------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $ (22,508)   $    (12,536)  $  (74,366)  $   (14,825)  $        (14,774)

NON-AFFILITATED SERIES I:
     AIM V.I. Government Securities                 (1,388)             --        1,531          (440)             2,478

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                         (787)             --       38,414          (463)            41,317
     Putnam International Equtiy                    (7,140)        (22,086)      28,213        (2,783)            38,050
     Putnam New Opportunities                          (71)         (5,355)         881           (56)            (4,010)
     Putnam Small Cap Value                         (2,350)           (123)     (11,736)       (2,720)            (4,411)
     Putnam Voyager                                   (152)             --          136           (58)               921

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                           (3,487)         (1,522)       3,756        (2,480)            21,371
     AIM V.I. Capital Appreciation                     (60)             --          697           (73)               967

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                         (904)         (3,722)      29,142          (147)            40,844
     Franklin Income                                (1,771)         (1,692)      26,818          (925)            32,643
     Franklin Mutual                                (1,215)         (3,788)      16,571          (606)            28,508
     Franklin Large Cap Growth                      (2,184)         (4,697)      43,030        (1,264)            47,845
     Franklin U.S. Government                       (3,893)        (27,660)      36,211        (2,429)            30,483
     Templeton Foreign                              (5,008)        (14,514)     100,451        (4,464)           129,706
     Templeton Growth                               (3,343)         (4,452)      23,340        (2,487)            32,359
     Van Kampen LIT Comstock                        (6,306)        (18,374)     (12,951)       (4,063)           (11,023)
     Van Kampen LIT Strategic Growth                  (277)             --      (13,193)         (170)           (12,087)
     Van Kampen UIF Emerging Markets                (1,047)             --        5,105          (683)            17,807

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                (266)         (1,003)       2,735          (235)             9,712
     DWS VIT Equity 500 Index                     (142,925)        (10,471)     246,930       (78,754)           510,514
     DWS VIT Small Cap Index                        (5,684)         (3,366)     (45,361)       (2,531)           (30,518)

                                                 Net increase    Net Assets,    Net Assets,
                                                 (decrease) in   beginning of       end
                   DIVISION                       net assets         year         of year
-------------------------------------------------------------------------------------------
NON-AFFILIATED SERVICE CLASS 2 (CONTINUED):
     Fidelity VIP Mid Cap                        $     739,177   $    113,466   $   852,643

NON-AFFILITATED SERIES I:
     AIM V.I. Government Securities                     17,102          2,578        19,680

NON-AFFILIATED CLASS 1B:
     Putnam Growth and Income                            7,571         42,779        50,350
     Putnam International Equtiy                       205,651         63,454       269,105
     Putnam New Opportunities                            5,414         (3,734)        1,680
     Putnam Small Cap Value                             76,235          2,791        79,026
     Putnam Voyager                                      3,869          1,110         4,979

NON-AFFILITATED SERIES II:
     AIM V.I. Basic Value                              151,383         29,284       180,667
     AIM V.I. Capital Appreciation                         191          1,090         1,281

NON-AFFILIATED CLASS 2:
     Franklin Growth & Income                           35,361         42,959        78,320
     Franklin Income                                    12,669         32,209        44,878
     Franklin Mutual                                    50,319         36,712        87,031
     Franklin Large Cap Growth                          46,552         49,399        95,951
     Franklin U.S. Government                          115,998         33,353       149,351
     Templeton Foreign                                 108,568        150,673       259,241
     Templeton Growth                                   64,493         39,318       103,811
     Van Kampen LIT Comstock                           198,784         (4,832)      193,952
     Van Kampen LIT Strategic Growth                    23,250         (9,751)       13,499
     Van Kampen UIF Emerging Markets                    33,021         33,156        66,177

NON-AFFILIATED CLASS A:
     DWS Bond Porfolio                                   4,456          9,861        14,317
     DWS VIT Equity 500 Index                        3,858,514        663,864     4,522,378
     DWS VIT Small Cap Index                           173,347        (28,218)      145,129


     SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2006

1.    ORGANIZATION

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life flexible premium ("Flexible Premium") variable universal life insurance policy. The first Pinnacle variable universal life insurance policy ("Pinnacle") was issued on March 19, 2001. The second Pinnacle variable universal life insurance policy ("Pinnacle II") was issued on May 23, 2005. The first legacy survivorship universal life policy ("Legacy") was issued on May 17, 2002. While this is a new product under the Account, it utilizes the same unit values as Pinnacle variable universal life.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts are not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Account has fifty-eight investment sub-accounts: the AIM V.I. Capital Appreciation Fund - Series I, AIM V.I. Government Securities Fund- Series I, AIM V.I. Basic Value Fund - Series II, AIM V.I. Capital Appreciation Fund - Series II, AIM V.I. Core Equity, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Growth & Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Balanced Portfolio - Service Class 2, Fidelity VIP Mid Cap Portfolio - Service Class 2, Fidelity VIP Money Market Fund Portfolio - Initial Class, Franklin Templeton VIP Trust Growth and Income Securities Fund - Class 2, Franklin Templeton VIP Trust Income Securities Fund - Class 2, Franklin Templeton VIP Trust U.S. Government Fund - Class 2, Franklin Templeton VIP Trust Large Cap Growth Securities Fund - Class 2, Franklin Templeton VIP Trust Foreign Securities Fund - Class 2, Franklin Templeton VIP Trust Growth Securities Fund - Class 2, Franklin Templeton VIP Trust Mutual Shares Securities Fund - Class 2, Janus Aspen Mid Cap Growth Portfolio - Service Shares, Janus Aspen Forty Portfolio - Service Shares, Janus Aspen Worldwide Growth Portfolio - Service Shares, J.P. Morgan Series II Trust Mid Cap Value Portfolio, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, MFS Capital Opportunities Series - Service Class, MFS Emerging Growth Series - Service Class, MFS Mid Cap Growth Series - Service Class, MFS New Discovery Series - Service Class, Oppenheimer Aggressive Growth Fund/VA - Service Class, Oppenheimer Strategic Bond Fund/VA - Service Class, Oppenheimer Panorama International Growth Fund/VA - Service Class, PIMCO Long-Term U.S. Government Bond Portfolio, Putnam Growth and Income Fund - Class IB, Putnam International Equity Fund - Class IB, Putnam New Opportunities Fund - Class IB, Putnam Small Cap Value Fund - Class IB, Putnam Voyager Fund - Class IB, Scudder Investments Equity 500 Index Fund - Class A, Scudder Investments Small Cap Index Fund - Class A, Scudder Variable Series I Bond Portfolio - Class A, Touchstone Baron Small Cap Fund, Touchstone Emerging Growth Fund, Touchstone Third Avenue Value Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced Dividend 30, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Core Bond Fund, Touchstone Money Market Fund, Van Kampen LIT Comstock Portfolio - Class II,

               Columbus Life Insurance Company Separate Account 1

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

Van Kampen LIT Strategic Growth Portfolio - Class II, and Van Kampen UIF Emerging Markets Equity Portfolio - Class II. Each sub-account is an open-ended diversified management investment company. Investments are made in mutual funds, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the mutual fund in which it is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements


3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006, were as follows:

                                                                    PURCHASES         SALES            COST
AIM Variable Insurance Funds, Inc
   Capital Appreciation Fund - Series I                             $176,574         $36,929        $ 176,574
   Core Equity                                                        79,829           3,392           79,829
   Government Securities Fund                                          4,036           7,063           17,061
   Basic Value Fund - Series II                                       23,344         130,159           79,291
   Capital Appreciation Fund - Series II                              16,795           1,702           16,795
The Alger American Fund
   Small Capitalization Portfolio                                      9,988          15,096           64,032
   Growth Portfolio                                                   18,701          42,024          120,605
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                         434,538          67,095          884,418
   Contrafund Portfolio - Service Class 2                            374,620         110,174          772,612
   Growth & Income Portfolio - Service Class 2                        68,836          41,077          408,827
   Growth Portfolio - Service Class 2                                 53,528          46,520          229,445
   Asset Manager Portfolio - Service Class 2                          35,335           5,005           68,983
   Balanced Portfolio - Service Class 2                               84,910          46,254          351,944
   Mid Cap Portfolio - Service Class 2                               427,743          85,906          980,542
   Money Market Portfolio - Initial Class                            129,125          66,216          375,991
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                             69,643          12,485          133,663
   Income Securities - Class 2                                        93,502          28,175          111,626
   U.S. Government - Class 2                                          80,651          29,905          199,991
   Large Cap Growth Securities Fund - Class 2                         93,823          38,616          151,423
   Templeton Foreign Securities Fund - Class 2                       420,541          82,056          592,257
   Templeton Growth Securities Fund - Class 2                         35,779          31,038          105,485
   Mutual Shares Securities Fund - Class 2                            50,401          17,010          114,310
Janus Aspen Series
   Mid-Cap Growth Portfolio - Service Shares                          14,652          22,911           51,250
   Forty Portfolio - Service Shares                                   20,229          17,495           91,843
   Worldwide Growth Portfolio - Service Shares                        16,910          30,531           89,868
J.P. Morgan Series II Trust
   Mid Cap Value Portfolio                                             2,006           1,980           31,945
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                             13,326          24,848           85,080
   Investors Trust Series - Initial Class                              7,702          14,791           62,061
   Capital Opportunities Series - Service Class                       19,959          78,654          201,139
   Emerging Growth Series - Service Class                             20,159          28,771           70,691
   Mid Cap Growth Series - Service Class                              34,942          55,722          207,561
   New Discovery Series - Service Class                               20,193          21,652           91,615
Oppenheimer Variable Account Funds
   Oppenheimer Aggressive Growth Fund/VA - Service Clas               20,981          24,802           92,015
   Oppenheimer Strategic Bond Fund/VA - Service Class                290,006         102,874          562,394

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements


3. PURCHASES AND SALES OF INVESTMENTS (continued)
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006, were as follows:

                                                                    PURCHASES         SALES            COST
Oppenheimer's Panorama Series Fund, Inc
   Oppenheimer International Growth Fund/VA - Service Cla           $148,952         $82,240        $ 343,938
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfoli                            11,360           8,600           46,219
   Putnam Variable Trust
   Growth and Income Fund - Class IB                                  69,968          32,083           87,910
   International Equity Fund - Class IB                              135,637         120,145          279,912
   New Opportunities Fund - Class IB                                     170           1,755              185
   Small Cap Value Fund - Class IB                                   100,600          11,736          162,507
   Voyager Fund - Class IB                                             1,383             261            5,704
DWS Investments VIT Funds
   Equity 500 Index Fund - Class A                                   641,136         700,480        3,939,988
   Small Cap Index Fund - Class A                                    112,929          71,902          181,594
DWS Variable Series I
   Bond Portfolio - Class A                                           50,203           2,750           61,704
Touchstone Variable Series Trust
   Baron Small Cap Fund                                              248,803          55,619          494,204
   Emerging Growth Fund                                              434,815         128,689        1,532,737
   Third Avenue Value Fund                                           458,799         109,297        1,225,773
   Eagle Capital Appreciation Fund                                   107,600         232,850        1,847,724
   Enhanced Dividend 30 Fund                                          38,151          30,122          154,235
   Value Plus Fund                                                    61,057         170,955        1,904,869
   Growth & Income Fund                                              103,851          51,660          173,366
   Balanced Fund                                                     381,184          79,185          478,525
   High Yield Bond Fund                                              358,152         205,404        2,475,444
   Core Bond Fund                                                    191,607          62,169        2,355,695
   Money Market Fund                                                 921,623       1,162,530          587,725
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II                                      56,168           7,614          115,009
   Strategic Growth Portfolio - Class I                              122,337         137,694          128,113
Van Kampen The Universal Institutional Funds, Inc
   Emerging Markets Equity Portfolio - Class I                        63,300          36,655           90,349

               Columbus Life Insurance Company Separate Account 1

4.    EXPENSES AND RELATED PARTY TRANSACTIONS

The Company deducts a premium expense charge to cover the cost of distributing the policies. For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment. For Pinnacle, Pinnacle II and Legacy, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%. In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50%, with a maximum of 3.50%. Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%. In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

For Flexible Premium, a tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options. For Pinnacle, Pinnacle II and Legacy, a state tax charge equal to the state premium tax rate for the state of residence is deducted from each premium payment before the net premiums are allocated to the investment options. The maximum state tax charge is 3.50% of a premium payment.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. For Flexible Premium policies, the maximum monthly expense charge is $7 with the current monthly expense charge at $6. For Pinnacle, Pinnacle II and Legacy policies, the maximum monthly expense charge is $9 with the current monthly expense charge at $7.50. This charge is also deducted on each monthly anniversary day.

               Columbus Life Insurance Company Separate Account 1

4.    EXPENSES AND RELATED PARTY TRANSACTIONS (continued)

The Company also charges policies a fee in order to compensate for its assumption of mortality and expense risks. For Flexible Premium, the deduction is made daily on a pro rata basis from the accumulation unit values of each sub-account at an annual effective rate not to exceed 1.00%. For Pinnacle, Pinnacle II and Legacy, the deduction is made monthly as a direct charge to the policy at an annual effective rate not to exceed .90% As of December 31, 2005, the effective annual rate of the Flexible Premium charges is 0.90% and 0.70% for Pinnacle, and Legacy, respectively.

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies. For Pinnacle, Pinnacle II and Legacy policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

Columbus Life Insurance Company Separate Account 1

5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable universal life insurance contracts for the years ended December 31, 2006 and 2005:

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                                                                                 2006
-------------------------------------------------------------------------------------------------------------------
                                                                                      Transfers
                                                             Units        Units      between Sub      Net Increase
DIVISION                                                   Purchased    Redeemed      accounts         (Decrease)
-------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Fund                                1,910       (3,450)          19,354         17,814
AIM Government Securities Fund                                 197         (547)              76           (274)

Alger American Small Capitalization Portfolio                1,082       (1,048)            (447)          (413)
Alger American Growth Portfolio                              2,623       (4,362)            (715)        (2,454)

Fidelity VIP Equity-Income Portfolio - Service Class 2         885         (533)             124            476
Fidelity VIP Contrafund Portfolio - Service Class 2            755         (358)             571            968
Fidelity VIP Growth & Income Portfolio - Service Class 2       341         (213)            (167)           (39)
Fidelity VIP Growth Portfolio - Service Class 2                326         (259)               4             71
Fidelity VIP Asset Manager Portfolio - Service Class 2         217         (91)                0            126
Fidelity VIP Balanced Portfolio - Service Class 2              349         (165)             238            422
Fidelity VIP Mid Cap Portfolio - Service Class 2               499         (253)             529            775

MFS VIT Emerging Growth Series - Initial Class                 955         (847)            (801)          (693)
MFS VIT Investors Trust Series - Initial Class               2,269       (2,100)          (1,387)        (1,218)
MFS VIT Capital Opportunities Series - Service Class           284       (2,212)          (1,118)        (3,046)
MFS VIT Mid Cap Growth Series - Service Class                  303         (294)          (1,525)        (1,516)
MFS VIT New Discovery Series - Service Class                   138          (64)            (187)          (113)

PIMCO VIT Long-Term U.S. Government Bond                       633         (528)             (79)            26

Putnam VT International Equity Fund - Class IB                 945         (783)          (1,675)        (1,513)

DWS VIT Equity 500 Index - Class A                           1,113         (752)            (680)          (319)
DWS VIT Small Cap Index - Class A                              308         (253)             (59)            (4)

Touchstone Baron Small Cap Fund                                382         (196)             114            300
Touchstone Emerging Growth Fund                              2,007       (1,555)            (160)           292
Touchstone Third Avenue Value Fund                             908         (510)           1,319          1,717
Touchstone Eagle Capital Appreciation Fund                   1,112         (795)          (1,878)        (1,561)
Touchstone Enhanced Dividend 30 Fund                         1,107         (627)            (451)            29
Touchstone Value Plus Fund                                     496       (1,967)            (286)        (1,757)
Touchstone Growth & Income Fund                                563         (336)              (8)           219
Touchstone Balanced Fund                                       522         (309)           7,240          7,453
Touchstone High Yield Fund                                     526         (637)             222            111
Touchstone Core Bond Fund                                      264         (326)              20            (42)
Touchstone Money Market Fund                                 2,998         (226)         (15,418)       (12,646)
                                                                                 2005
-------------------------------------------------------------------------------------------------------------------
                                                                                      Transfers
                                                              Units       Units      between Sub      Net Increase
DIVISION                                                   Purchased    Redeemed      accounts         (Decrease)
-------------------------------------------------------------------------------------------------------------------
AIM Capital Appreciation Fund                                    0           0                 0              0
AIM Government Securities Fund                                 213         (139)             116            190

Alger American Small Capitalization Portfolio                1,431       (1,329)             147            249
Alger American Growth Portfolio                              3,337       (3,267)          (1,242)        (1,172)

Fidelity VIP Equity-Income Portfolio - Service Class 2         851         (493)             (70)           288
Fidelity VIP Contrafund Portfolio - Service Class 2            487         (326)           1,414          1,575
Fidelity VIP Growth & Income Portfolio - Service Class 2       382         (187)             245            440
Fidelity VIP Growth Portfolio - Service Class 2                466         (280)          (1,854)        (1,668)
Fidelity VIP Asset Manager Portfolio - Service Class 2         232         (90)               56            198
Fidelity VIP Balanced Portfolio - Service Class 2              400         (231)          (1,720)        (1,551)
Fidelity VIP Mid Cap Portfolio - Service Class 2               389         (235)          (1,958)        (1,804)

MFS VIT Emerging Growth Series - Initial Class               2,623       (2,393)            (608)          (378)
MFS VIT Investors Trust Series - Initial Class                 998       (1,255)             211            (46)
MFS VIT Capital Opportunities Series - Service Class           653         (280)               4            377
MFS VIT Mid Cap Growth Series - Service Class                  543         (196)             458            805
MFS VIT New Discovery Series - Service Class                   155         (64)               48            139

PIMCO VIT Long-Term U.S. Government Bond                       562         (439)             157            280

Putnam VT International Equity Fund - Class IB               1,031         (714)           2,083          2,400

DWS VIT Equity 500 Index - Class A                           1,211         (874)           1,354          1,691
DWS VIT Small Cap Index - Class A                              320         (221)          (2,280)        (2,181)

Touchstone Baron Small Cap Fund                                283         (126)             406            563
Touchstone Emerging Growth Fund                              2,147       (1,294)             466          1,319
Touchstone Third Avenue Value Fund                             783         (395)             (71)           317
Touchstone Eagle Capital Appreciation Fund                   1,212         (580)          (1,825)        (1,193)
Touchstone Enhanced Dividend 30 Fund                         1,311         (605)            (204)           502
Touchstone Value Plus Fund                                     725         (352)            (654)          (281)
Touchstone Growth & Income Fund                                551         (282)             180            449
Touchstone Balanced Fund                                       473         (327)             902          1,048
Touchstone High Yield Fund                                     477         (302)          (1,861)        (1,686)
Touchstone Core Bond Fund                                      267         (130)             130            267
Touchstone Money Market Fund                                 9,960         (905)           3,855         12,910

               Columbus Life Insurance Company Separate Account 1

PINNACLE AND LEGACY VARIABLE UNIVERSAL LIFE
                                                                                  2006
-------------------------------------------------------------------------------------------------------------------
                                                                                      Transfers
                                                             Units        Units      between Sub      Net Increase
DIVISION                                                   Purchased    Redeemed      accounts         (Decrease)
-------------------------------------------------------------------------------------------------------------------
AIM VI Basic Value Fund - Series II                          1,150         (441)          (7,418)        (6,709)
AIM VI Capital Appreciation Fund - Series II                   248         (141)             918          1,025
AIM VI Core Equity Fund - Series II                            681         (440)           7,681          7,922

Fidelity VIP Equity-Income Portfolio - Service Class 2      14,971       (4,758)           2,659         12,872
Fidelity VIP Contrafund Portfolio - Service Class 2         12,517       (4,937)           2,906         10,486
Fidelity VIP Growth & Income Portfolio - Service Class 2     5,003       (3,630)            (200)         1,173
Fidelity VIP Growth Portfolio - Service Class 2              4,513       (2,307)          (1,685)           521
Fidelity VIP Asset Manager Portfolio - Service Class 2       2,534         (551)             293          2,276
Fidelity VIP Balanced Portfolio - Service Class 2            4,550       (3,254)            (161)         1,135
Fidelity VIP Mid Cap Portfolio - Service Class 2            10,580       (3,691)           3,256         10,145
Fidelity VIP Money Market Fund Portfolio - Initial Class     8,078       (7,255)           3,389          4,212

Franklin Templeton VIP Trust Growth & Income
  Securities Fund - Class 2                                  1,193         (289)           2,250          3,154
Franklin Templeton VIP Trust Income
  Securities Fund - Class 2                                  2,607         (714)           2,108          4,001
Franklin Templeton VIP Trust U.S. Government
  Fund - Class 2                                             4,387       (2,062)           1,625          3,950
Franklin Templeton VIP Trust Large Cap Growth
  Securities Fund - Class 2                                  3,238       (1,923)           2,492          3,807
Franklin Templeton VIP Trust Foreign
  Securities Fund - Class 2                                 13,268       (3,926)           7,727         17,069
Franklin Templeton VIP Trust Growth
  Securities Fund - Class 2                                  1,518       (1,423)            (134)           (39)
Franklin Templeton VIP Trust Mutual Shares
  Securities Fund - Class 2                                  1,096         (309)             911          1,698

Janus Aspen Mid Cap Growth                                   1,500       (1,720)            (528)          (748)
Janus Aspen Capital Appreciation                               852         (687)              14            179
Janus Aspen Worldwide Growth                                 1,624         (595)          (2,645)        (1,616)

J.P. Morgan Series II Trust Mid Cap
  Value Portfolio                                               56         (100)             (13)           (57)

MFS VIT Capital Opportunities Series - Servcie Class         1,577       (2,380)          (2,942)        (3,745)
MFS VIT Emerging Growth Series - Service Class               1,295       (1,835)            (327)          (867)
MFS VIT Mid Cap Growth Series - Service Class                2,756       (1,897)          (2,863)        (2,004)
MFS VIT New Discovery Series - Service Class                 1,497         (738)            (911)          (152)

Oppenheimer Aggressive Growth                                1,764       (1,890)            (214)          (340)
Oppenheimer Strategic Bond                                  15,740       (3,755)            (414)        11,571
Oppenheimer International Growth                             3,935       (3,714)           4,234          4,455

Putnam VT Growth and Income Fund - Class IB                  2,601       (1,558)           1,118          2,161
Putnam VT International Equity Fund - Class IB               1,627         (429)             842          2,040
Putnam VT New Opportunities Fund - Class IB                     10           (3)            (106)           (99)
Putnam VT Small Cap Value Fund - Class IB                      769         (253)           2,993          3,509
Putnam VT Voyager Fund - Class IB                               81          (20)              30             91
PINNACLE AND LEGACY VARIABLE UNIVERSAL LIFE
                                                                                 2005
-----------------------------------------------------------------------------------------------------------------
                                                                                     Transfers
                                                              Units       Units      between Sub    Net Increase
DIVISION                                                   Purchased    Redeemed      accounts       (Decrease)
-----------------------------------------------------------------------------------------------------------------
AIM VI Basic Value Fund - Series II                          1,688         (492)             171          1,367
AIM VI Capital Appreciation Fund - Series II                    30          (13)              57             74
AIM VI Core Equity Fund - Series II                              0            0                0              0

Fidelity VIP Equity-Income Portfolio - Service Class 2       6,769       (3,914)             (75)         2,780
Fidelity VIP Contrafund Portfolio - Service Class 2          5,427       (3,281)           3,852          5,998
Fidelity VIP Growth & Income Portfolio - Service Class 2     6,384       (1,982)          (2,728)         1,674
Fidelity VIP Growth Portfolio - Service Class 2              5,081       (4,430)            (891)          (240)
Fidelity VIP Asset Manager Portfolio - Service Class 2         517         (346)              76            247
Fidelity VIP Balanced Portfolio - Service Class 2            5,103       (2,729)           1,612          3,986
Fidelity VIP Mid Cap Portfolio - Service Class 2             5,674       (2,484)          (2,481)           709
Fidelity VIP Money Market Fund Portfolio - Initial Class     8,745       (6,734)          (6,122)        (4,111)

Franklin Templeton VIP Trust Growth & Income
  Securities Fund - Class 2                                  1,142         (389)           2,127          2,880
Franklin Templeton VIP Trust Income
  Securities Fund - Class 2                                    716         (323)           1,862          2,255
Franklin Templeton VIP Trust U.S. Government
  Fund - Class 2                                             2,660       (1,635)           1,831          2,856
Franklin Templeton VIP Trust Large Cap Growth
  Securities Fund - Class 2                                    984         (516)           3,192          3,660
Franklin Templeton VIP Trust Foreign
  Securities Fund - Class 2                                  3,169         (892)           5,631          7,908
Franklin Templeton VIP Trust Growth
  Securities Fund - Class 2                                  1,168         (633)           1,449          1,984
Franklin Templeton VIP Trust Mutual Shares
  Securities Fund - Class 2                                  1,187         (290)           1,169          2,066

Janus Aspen Mid Cap Growth                                   1,654       (1,174)            (264)           216
Janus Aspen Capital Appreciation                               961         (677)          (3,153)        (2,869)
Janus Aspen Worldwide Growth                                 2,336       (1,690)          (3,936)        (3,290)

J.P. Morgan Series II Trust Mid Cap
  Value Portfolio                                              302          (77)           1,553          1,778

MFS VIT Capital Opportunities Series - Servcie Class         2,232       (1,191)             200          1,241
MFS VIT Emerging Growth Series - Service Class               1,824       (1,131)            (403)           290
MFS VIT Mid Cap Growth Series - Service Class                3,503       (2,402)          (1,707)          (606)
MFS VIT New Discovery Series - Service Class                 1,898         (873)            (816)           209

Oppenheimer Aggressive Growth                                1,804       (1,302)          (1,749)        (1,247)
Oppenheimer Strategic Bond                                   3,548       (1,752)           7,081          8,877
Oppenheimer International Growth                             3,261       (2,859)             190            592

Putnam VT Growth and Income Fund - Class IB                    285          (93)           2,709          2,901
Putnam VT International Equity Fund - Class IB               1,661         (282)          (1,400)          (21)
Putnam VT New Opportunities Fund - Class IB                     42         (386)              63          (281)
Putnam VT Small Cap Value Fund - Class IB                      677         (328)            (481)         (132)
Putnam VT Voyager Fund - Class IB                               75          (18)              11            68

               Columbus Life Insurance Company Separate Account 1

PINNACLE AND LEGACY VARIABLE UNIVERSAL LIFE (CONTINUED)
                                                                                 2006
-------------------------------------------------------------------------------------------------------------------
                                                                                      Transfers
                                                             Units        Units      between Sub      Net Increase
DIVISION                                                   Purchased    Redeemed      accounts         (Decrease)
-------------------------------------------------------------------------------------------------------------------
DWS VIT Equity 500 Index - Class A                          45,650      (26,531)         (29,459)       (10,340)
DWS VIT Small Cap Index - Class A                            2,009         (983)             482          1,508

DWS Variable Series I Bond
  Portfolio - Class A                                          676         (232)           3,678          4,122

Touchstone Baron Small Cap Fund                              8,304       (2,306)           2,471          8,469
Touchstone Emerging Growth Fund                             16,442       (4,579)             182         12,045
Touchstone Third Avenue Value Fund                          13,345       (5,717)           2,848         10,476
Touchstone Eagle Capital Appreciation                        7,891       (9,126)         (13,199)       (14,434)
Touchstone Enhanced Dividend 30 Fund                         2,099       (1,510)            (213)           376
Touchstone Value Plus Fund                                   5,391       (6,697)          (8,277)        (9,583)
Touchstone Growth & Income Fund                              3,214       (2,342)           1,089          1,961
Touchstone Balanced Fund                                     4,105       (4,985)          10,027          9,147
Touchstone High Yield Fund                                   9,786       (3,721)          (8,588)        (2,523)
Touchstone Core Bond Fund                                    3,842       (4,208)           2,874          2,508
Touchstone Money Market Fund                                68,753      (19,291)         (49,010)           452



Van Kampen LIT Comstock
  Portfolio - Class II                                       2,418       (1,118)          (6,763)        (5,463)
Van Kampen LIT Strategic Growth
  Portfolio - Class II                                       8,151         (194)             504          8,461

Van Kampen UIF Emerging Markets
  Equity Portfolio - Class II                                  579         (224)             517            872
                                                                                 2005
-----------------------------------------------------------------------------------------------------------------
                                                                                     Transfers
                                                              Units       Units      between Sub    Net Increase
DIVISION                                                   Purchased    Redeemed      accounts       (Decrease)
-----------------------------------------------------------------------------------------------------------------
DWS VIT Equity 500 Index - Class A                          42,708      (22,648)          21,096         41,156
DWS VIT Small Cap Index - Class A                            1,506         (639)          (1,194)          (327)

DWS Variable Series I Bond
  Portfolio - Class A                                          768          (50)             158            876

Touchstone Baron Small Cap Fund                              2,528       (1,482)           1,120          2,166
Touchstone Emerging Growth Fund                             10,940       (4,517)           4,148         10,571
Touchstone Third Avenue Value Fund                           7,268       (5,125)           4,681          6,824
Touchstone Eagle Capital Appreciation                       10,949       (8,706)         (12,408)       (10,165)
Touchstone Enhanced Dividend 30 Fund                         2,857       (1,703)            (113)         1,041
Touchstone Value Plus Fund                                   7,435       (6,727)          (7,379)        (6,671)
Touchstone Growth & Income Fund                                864         (726)           2,630          2,768
Touchstone Balanced Fund                                     4,071       (1,897)           5,610          7,784
Touchstone High Yield Fund                                   5,291       (5,032)          (1,241)          (982)
Touchstone Core Bond Fund                                    4,755       (7,914)           8,532          5,373
Touchstone Money Market Fund                                87,802      (11,267)         (60,832)        15,703



Van Kampen LIT Comstock
  Portfolio - Class II                                       2,024         (852)          (2,007)          (835)
Van Kampen LIT Strategic Growth
  Portfolio - Class II                                         122          (43)            (921)          (842)

Van Kampen UIF Emerging Markets
  Equity Portfolio - Class II                                  698          (75)             256            879

               Columbus Life Insurance Company Separate Account 1

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, are presented for the periods ended December 31, 2006, 2005, 2004, 2003 and 2002.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                        AT DECEMBER 31, 2006
                                                     ------------------------------------------------------
                                                       Beginning                 Ending
                                                       Unit Value       Units   Unit Value     Net Assets
DIVISION                                                Range           (000s)   Range          (000s)
-----------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Capital Appreciation Fund - Series I             $10.00          18       $9.91            177
   V.I. Government Securities Fund - Series I             12.91           1       13.25             17
   V.I. Basic Value Fund - Series II                      15.40           5       17.39             87
   V.I. Capital Appreciation Fund - Series II             14.29           1       15.16             17
   V.I. Core Equity Fund - Series II                      13.23           8       10.90             86
The Alger American Fund
   Small Capitalization Portfolio                          9.43           9       11.22            105
   Growth Portfolio                                        9.20          16        9.59            154
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2          11.47 to 12.75     58   13.64 to 15.29       872
   Contrafund Portfolio - Service Class 2             14.26 to 15.71     51   15.75 to 17.50       885
   Growth & Income Portfolio - Serivce Class 2        10.61 to 11.83     37   11.87 to 13.35       492
   Growth Portfolio - Serivce Class 2                  8.44 to 9.83      25    8.92 to 10.47       260
   Asset Manager Portfolio - Service Class 2          10.94 to 11.92      6   11.62 to 12.77        73
   Balanced Portfolio - Service Class 2               11.15 to 12.24     29   12.32 to 13.65       399
   Mid Cap Portfolio - Service Class 2                18.21 to 19.79     54   20.29 to 22.25     1,199
   Money Market Fund Portfolio - Initial Class            11.02          33       11.55            376
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                 14.52           9       16.95            145
   Income Securities - Class 2                            14.19           7       16.78            121
   U.S. Government - Class 2                              10.70          18       11.13            199
   Large Cap Growth Securities Fund - Class 2             13.36          11       14.82            163
   Templeton Foreign Securities Fund - Class 2            17.66          32       21.44            681
   Templeton Growth Securities Fund - Class 2             16.95           6       20.64            126
   Mutual Shares Securities Fund - Class 2                15.19           7       17.98            134
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares              10.84           5       12.29             65
   Forty Growth Portfolio - Service Shares                12.18           9       13.29            126
   Worldwide Growth Portfolio - Service Shares             9.29          10       10.96            110
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                      16.40           2       19.17             38
                                                          FOR THE PERIOD ENDED DECEMBER 31, 2006
                                                     ------------------------------------------------
                                                      Investment    Expense Ratio     Total Return
DIVISION                                             Income Ratio       Range             Range
-----------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Capital Appreciation Fund - Series I            0.11%           0.90%            -0.90%
   V.I. Government Securities Fund - Series I           3.59%           0.90%             2.63%
   V.I. Basic Value Fund - Series II                    0.26%           0.00%            12.94%
   V.I. Capital Appreciation Fund - Series II           0.00%           0.00%             6.06%
   V.I. Core Equity Fund - Series II                    1.02%           0.00%           -17.61%
The Alger American Fund
   Small Capitalization Portfolio                       0.00%           0.90%            18.95%
   Growth Portfolio                                     0.13%           0.90%             4.21%
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2            4.17%      0.00% to 0.90%    18.86% to 19.93%
   Contrafund Portfolio - Service Class 2               1.04%      0.00% to 0.90%    10.44% to 11.43%
   Growth & Income Portfolio - Serivce Class 2          0.66%      0.00% to 0.90%    11.85% to 12.86%
   Growth Portfolio - Serivce Class 2                   0.16%      0.00% to 0.90%     5.62% to 6.57%
   Asset Manager Portfolio - Service Class 2            1.81%      0.00% to 0.90%     6.18% to 7.14%
   Balanced Portfolio - Service Class 2                 1.65%      0.00% to 0.90%    10.51% to 11.50%
   Mid Cap Portfolio - Service Class 2                  1.12%      0.00% to 0.90%    11.40% to 12.40%
   Money Market Fund Portfolio - Initial Class          4.68%           0.00%             4.87%
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2               2.43%           0.00%            16.76%
   Income Securities - Class 2                          3.03%           0.00%            18.24%
   U.S. Government - Class 2                            4.49%           0.00%             4.02%
   Large Cap Growth Securities Fund - Class 2           0.74%           0.00%            10.90%
   Templeton Foreign Securities Fund - Class 2          1.12%           0.00%            21.44%
   Templeton Growth Securities Fund - Class 2           1.17%           0.00%            21.81%
   Mutual Shares Securities Fund - Class 2              2.18%           0.00%            18.38%
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares            0.00%           0.00%            13.31%
   Forty Growth Portfolio - Service Shares              0.13%           0.00%             9.12%
   Worldwide Growth Portfolio - Service Shares          1.44%           0.00%            17.94%
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                    3.01%           0.00%            16.84%

               Columbus Life Insurance Company Separate Account 1

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)

                                                                       AT DECEMBER 31, 2006
                                                     ------------------------------------------------------
                                                       Beginning                   Ending
                                                       Unit Value       Units     Unit Value     Net Assets
DIVISION                                                Range           (000s)     Range           (000s)
-----------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                $8.57            13        $9.17              117
   Investors Trust Series - Initial Class                 9.68             8        10.84               82
   Capital Opportunities Series - Service Class      7.89 to 8.74         27     8.87 to 9.92          271
   Emerging Growth Series - Service Class                 9.46             8        10.18               84
   Mid Cap Growth Series - Service Class             7.16 to 8.97         27     7.25 to 9.18          246
   New Discovery Series - Service Class              9.45 to 10.86         9    10.58 to 12.27         110
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class             10.76            10        11.05              111
   Strategic Bond Fund/VA - Service Class                14.20            38        15.23              585
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class          13.10            29        16.93              496
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio              16.46             3        16.50               44
Putnam Variable Trust
   Growth and Income Fund - Class IB                     14.61             6        16.93               95
   International Equity Fund - Class IB              16.64 to 17.04       17    21.06 to 21.77         354
   New Opportunities Fund - Class IB                     15.21             0        16.51                0
   Small Cap Value Fund - Class IB                       19.52             8        22.90              173
   Voyager Fund - Class IB                               13.20             0        13.91                7
DWS Investments VIT Funds
   Equity 500 Index Fund - Class A                   9.03 to 11.39        39    10.34 to 13.15       5,084
   Small Cap Index Fund - Class A                    13.77 to 15.61       11    16.03 to 18.34         198
DWS Variable Series I
   Bond Portfolio - Class A                              11.12             5        11.65               63
Touchstone Variable Series Trust
   Baron Small Cap Fund                              17.49 to 18.19       29    20.51 to 21.52         617
   Emerging Growth Fund                              16.78 to 22.84       77    19.50 to 26.30       1,567
   Third Avenue Value Fund                           16.53 to 19.50       75    18.98 to 22.60       1,665
   Enhanced Dividend 30 Fund                         8.84 to 10.24        15    11.09 to 12.97         189
   Eagle Capital Appreciation Fund                   8.56 to 8.92        274     9.90 to 10.42       2,853
   Value Plus Fund                                   11.29 to 11.07      228    13.26 to 13.40       3,022
   Growth & Income Fund                              12.61 to 14.38       11    14.20 to 16.35         167
   Balanced Fund                                     13.84 to 15.17       29    15.35 to 16.67         455
   High Yield Fund                                   14.04 to 14.59      164    15.02 to 15.74       2,581
   Core Bond Fund                                    12.33 to 13.12      181    12.83 to 13.53       2,319
   Money Market Fund                                 10.50 to 10.51       53    10.92 to 11.04         587
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                         15.58             7        18.08              126
   Van Kampen Strategic Growth Portfolio                 13.68             9        14.04              133
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                    25.03             4        34.33              121
                                                         FOR THE PERIOD ENDED DECEMBER 31, 2006
                                                     ------------------------------------------------
                                                       Investment    Expense Ratio     Total Return
DIVISION                                              Income Ratio       Range             Range
-----------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class               0.00%            0.90%             6.93%
   Investors Trust Series - Initial Class               0.52%            0.90%            11.99%
   Capital Opportunities Series - Service Class         0.17%       0.00% to 0.90%   12.49% to 13.50%
   Emerging Growth Series - Service Class               0.00%            0.00%             7.61%
   Mid Cap Growth Series - Service Class                3.41%       0.00% to 0.90%    1.39% to 2.30%
   New Discovery Series - Service Class                 1.81%       0.00% to 0.90%   11.93% to 12.93%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class            0.00%            0.00%             2.70%
   Strategic Bond Fund/VA - Service Class               3.48%            0.00%             7.23%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class         0.34%            0.00%            29.25%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio             5.40%            0.90%             0.25%
Putnam Variable Trust
   Growth and Income Fund - Class IB                    1.39%            0.00%            15.91%
   International Equity Fund - Class IB                 0.64%       0.00% to 0.90%   26.58% to 27.72%
   New Opportunities Fund - Class IB                    0.00%            0.00%             8.56%
   Small Cap Value Fund - Class IB                      0.37%            0.00%            17.29%
   Voyager Fund - Class IB                              0.09%            0.00%             5.44%
DWS Investments VIT Funds
   Equity 500 Index Fund - Class A                      1.96%       0.00% to 0.90%   14.49% to 15.52%
   Small Cap Index Fund - Class A                       1.16%       0.00% to 0.90%   16.45% to 17.49%
DWS Variable Series I
   Bond Portfolio - Class A                             0.92%            0.00%             4.72%
Touchstone Variable Series Trust
   Baron Small Cap Fund                                 0.00%       0.00% to 0.90%   17.21% to 18.26%
   Emerging Growth Fund                                 0.00%       0.00% to 0.90%   15.14% to 16.18%
   Third Avenue Value Fund                              1.15%       0.00% to 0.90%   14.84% to 15.87%
   Enhanced Dividend 30 Fund                            2.51%       0.00% to 0.90%   25.45% to 26.57%
   Eagle Capital Appreciation Fund                      0.83%       0.00% to 0.90%   15.75% to 16.79%
   Value Plus Fund                                      0.82%       0.00% to 0.90%   18.66% to 19.72%
   Growth & Income Fund                                 2.71%       0.00% to 0.90%   12.66% to 13.67%
   Balanced Fund                                        2.57%       0.00% to 0.90%    9.92% to 10.90%
   High Yield Fund                                      7.43%       0.00% to 0.90%    6.94% to 7.90%
   Core Bond Fund                                       4.38%       0.00% to 0.90%    3.13% to 4.05%
   Money Market Fund                                    5.33%       0.00% to 0.90%    3.98% to 4.91%
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                        3.23%            0.00%            16.04%
   Van Kampen Strategic Growth Portfolio                0.00%            0.00%             2.63%
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                   0.70%            0.00%            37.17%

               Columbus Life Insurance Company Separate Account 1

                                                                               At December 31, 2005
                                                             ---------------------------------------------------------
                                                                Beginning                     Ending
                                                                Unit Value       Units      Unit Value      Net Assets
                                                                  Range         (000s)        Range           (000s)
                                                             ---------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund - Series I                          $12.81            2         $12.91              20
  Basic Value Fund - Series II                                    14.61           12          15.40             181
  Capital Appreciation Fund - Series II                           13.17            0          14.29               1
The Alger American Fund
  Small Capitalization Portfolio                                   8.14           10           9.43              92
  Growth Portfolio                                                 8.29           18           9.20             170
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                   10.96 to 12.07      44      11.47 to 12.75        558
  Contrafund Portfolio - Service Class 2                      12.33 to 13.47      40      14.26 to 15.71        617
  Growth & Income Portfolio - Serivce Class 2                 9.97 to 11.02       36      10.61 to 11.83        422
  Growth Portfolio - Serivce Class 2                           8.08 to 9.31       24       8.44 to 9.83         238
  Asset Manager Portfolio - Service Class 2                   10.63 to 11.48       3      10.94 to 11.92         40
  Balanced Portfolio - Service Class 2                        10.66 to 11.60      28      11.15 to 12.24        339
  Mid Cap Portfolio - Service Class 2                         15.57 to 16.77      43      18.21 to 19.79        853
  Money Market Fund Portfolio - Initial Class                     10.69           28          11.02             312
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                          14.02            5          14.52              78
  Income Securities - Class 2                                     13.97            3          14.19              45
  U.S. Government - Class 2                                       10.45           14          10.70             149
  Large Cap Growth Securities Fund - Class 2                      13.22            7          13.36              96
  Templeton Foreign Securities Fund - Class 2                     16.03           15          17.66             259
  Templeton Growth Securities Fund - Class 2                      15.57            6          16.95             104
  Mutual Shares Securities Fund - Class 2                         13.74            6          15.19              87
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares                        9.68            6          10.84              65
  Capital Appreciation Portfolio - Service Shares                 10.82            9          12.18             113
  Worldwide Growth Portfolio - Service Shares                      8.80           12           9.29             109
JP Morgan Series II Trust
  JP Morgan Mid Cap Value Portfolio                               15.02            2          16.40              33
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                           7.92           14           8.57             120
  Investors Trust Series - Initial Class                           9.10            8           9.68              80
  Capital Opportunities Series - Service Class                 7.84 to 8.62       34       7.89 to 8.74         296
  Emerging Growth Series - Service Class                           8.69            9           9.46              86
  Mid Cap Growth Series - Service Class                        7.02 to 8.73       31       7.16 to 8.97         269
  New Discovery Series - Service Class                        9.08 to 10.34        9      9.45 to 10.86         100
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                        9.61           10          10.76             112
  Strategic Bond Fund/VA - Service Class                          13.86           27          14.20             381
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                    11.39           25          13.10             325
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                        15.86            3          16.46              43
Putnam Variable Trust
  Growth and Income Fund - Class IB                               13.88            3          14.61              50
  International Equity Fund - Class IB                        14.96 to 15.19      16      16.64 to 17.04        269
  New Opportunities Fund - Class IB                               13.83            0          15.21               2
  Small Cap Value Fund - Class IB                                 18.24            4          19.52              79
  Voyager Fund - Class IB                                         12.48            0          13.20               5
DWS Investments VIT Funds
  Equity 500 Index Fund - Class A                             8.70 to 10.88      399      9.03 to 11.39       4,522
  Small Cap Index Fund - Class A                              13.32 to 14.98       9      13.77 to 15.61        145
DWS Variable Series I
  Bond Portfolio - Class A                                        10.84            1          11.12              14
Touchstone Variable Series Trust
  Baron Small Cap Fund                                       $16.39 to $16.90     20     $17.50 to $18.20       363
  Emerging Growth Fund                                        14.56 to 20.00      66      16.78 to 22.84      1,142
  Third Avenue Value Fund                                     14.20 to 16.61      63      16.53 to 19.50      1,205
  Enhanced Dividend 30 Fund                                    9.20 to 10.56      15      8.84 to 10.24         146
  Eagle Capital Appreciation Fund                              8.63 to 8.91      290       8.56 to 8.92       2,586
  Value Plus Fund                                             10.84 to 11.15     239      11.08 to 11.29      2,650
  Growth & Income Fund                                        12.49 to 14.12       9      12.61 to 14.38        117
  Balanced Fund                                               12.98 to 14.35      12      13.84 to 15.17        172
  High Yield Fund                                             13.72 to 14.13     166      14.04 to 14.59      2,428
  Core Bond Fund                                              12.13 to 13.02     178      12.33 to 13.12      2,198
  Money Market Fund                                           10.20 to 10.27      65      10.50 to 10.52        688
Van Kampen Life Investment Trust
  Van Kampen Comstock Portfolio                                   14.96           12          15.58             194
  Van Kampen Strategic Growth Portfolio                           12.71            1          13.68              14
Van Kampen The Universal Institutional Funds
  Van Kampen Emerging Markets Equity                              18.71            3          25.03              66

                                                                    For the period ended December 31, 2005
                                                             -----------------------------------------------------
                                                             Investment (1)   Expense Ratio (2)   Total Return (3)
                                                              Income Ratio          Range              Range
                                                             -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund - Series I                          3.43%              0.90%              0.76%
  Basic Value Fund - Series II                                   1.21%              0.00%              5.43%
  Capital Appreciation Fund - Series II                          0.00%              0.00%              8.58%
The Alger American Fund
  Small Capitalization Portfolio                                 0.00%              0.90%             15.84%
  Growth Portfolio                                               0.22%              0.90%             11.04%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                      1.39%         0.00% to 0.90%      4.63% to 5.57%
  Contrafund Portfolio - Service Class 2                         0.11%         0.00% to 0.90%     15.61% to 16.65%
  Growth & Income Portfolio - Serivce Class 2                    1.24%         0.00% to 0.90%      6.44% to 7.40%
  Growth Portfolio - Serivce Class 2                             0.29%         0.00% to 0.90%      4.56% to 5.50%
  Asset Manager Portfolio - Service Class 2                      2.21%         0.00% to 0.90%      2.86% to 3.78%
  Balanced Portfolio - Service Class 2                           2.47%         0.00% to 0.90%      4.59% to 5.53%
  Mid Cap Portfolio - Service Class 2                            0.00%         0.00% to 0.90%     16.97% to 18.02%
  Money Market Fund Portfolio - Initial Class                    2.71%              0.00%              3.03%
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                         5.01%              0.00%              3.51%
  Income Securities - Class 2                                    2.12%              0.00%              1.60%
  U.S. Government - Class 2                                      5.19%              0.00%              2.40%
  Large Cap Growth Securities Fund - Class 2                     0.38%              0.00%              1.06%
  Templeton Foreign Securities Fund - Class 2                    0.95%              0.00%             10.17%
  Templeton Growth Securities Fund - Class 2                     1.28%              0.00%              8.86%
  Mutual Shares Securities Fund - Class 2                        0.99%              0.00%             10.55%
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares                        --               0.00%             12.03%
  Capital Appreciation Portfolio - Service Shares                0.01%              0.00%             12.56%
  Worldwide Growth Portfolio - Service Shares                    1.09%              0.00%              5.57%
JP Morgan Series II Trust
  JP Morgan Mid Cap Value Portfolio                              0.40%              0.00%              9.21%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                         0.00%              0.90%              8.22%
  Investors Trust Series - Initial Class                         0.53%              0.90%              6.36%
  Capital Opportunities Series - Service Class                   0.52%         0.00% to 0.90%      0.56% to 1.46%
  Emerging Growth Series - Service Class                         0.00%              0.00%              8.92%
  Mid Cap Growth Series - Service Class                          0.00%         0.00% to 0.90%      1.94% to 2.86%
  New Discovery Series - Service Class                           0.00%         0.00% to 0.90%      4.10% to 5.03%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                      0.00%              0.00%             11.98%
  Strategic Bond Fund/VA - Service Class                         3.30%              0.00%              2.48%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                   0.65%              0.00%             14.95%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                       6.43%              0.90%              3.80%
Putnam Variable Trust
  Growth and Income Fund - Class IB                              1.10%              0.00%              5.23%
  International Equity Fund - Class IB                           1.41%         0.00% to 0.90%     11.20% to 12.20%
  New Opportunities Fund - Class IB                              0.20%              0.00%              10.00%
  Small Cap Value Fund - Class IB                                0.19%              0.00%              7.03%
  Voyager Fund - Class IB                                        0.97%              0.00%              5.69%
DWS Investments VIT Funds
  Equity 500 Index Fund - Class A                                1.50%         0.00% to 0.90%      3.74% to 4.68%
  Small Cap Index Fund - Class A                                 0.60%         0.00% to 0.90%      3.33% to 4.26%
DWS Variable Series I
  Bond Portfolio - Class A                                       2.50%              0.00%              2.60%
Touchstone Variable Series Trust
  Baron Small Cap Fund                                           0.00%         0.00% to 0.90%     6.73 % to 7.69%
  Emerging Growth Fund                                           0.00%         0.00% to 0.90%     14.27% to 15.29%
  Third Avenue Value Fund                                        0.01%         0.00% to 0.90%     16.36% to 17.41%
  Enhanced Dividend 30 Fund                                      0.00%         0.00% to 0.90%     -3.92% to -3.06%
  Eagle Capital Appreciation Fund                                0.09%         0.00% to 0.90%      -.80% to .09%
  Value Plus Fund                                                0.00%         0.00% to 0.90%      1.26% to 2.17%
  Growth & Income Fund                                           0.00%         0.00% to 0.90%      .95% to 1.86%
  Balanced Fund                                                  1.71%         0.00% to 0.90%      5.67% to 6.61%
  High Yield Fund                                                0.00%         0.00% to 0.90%      2.35% to 3.27%
  Core Bond Fund                                                 0.00%         0.00% to 0.90%      .78% to 1.68%
  Money Market Fund                                              3.28%         0.00% to 0.90%      2.22% to 3.14%
Van Kampen Life Investment Trust
  Van Kampen Comstock Portfolio                                  0.99%              0.00%              4.11%
  Van Kampen Strategic Growth Portfolio                          0.02%              0.00%              7.64%
Van Kampen The Universal Institutional Funds
  Van Kampen Emerging Markets Equity                             0.37%              0.00%             33.76%


               Columbus Life Insurance Company Separate Account 1


                                                                               At December 31, 2004
                                                             ---------------------------------------------------------
                                                                Beginning                     Ending
                                                                Unit Value      Units       Unit Value      Net Assets
                                                                  Range         (000s)        Range           (000s)
                                                             ---------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   Government Securities Fund - Series I                         $12.60            1         $12.81          $   17
   Basic Value Fund - Series II                                   13.18           10          14.61             151
   Capital Appreciation Fund - Series II                          12.38            0          13.17               0
The Alger American Fund
   Small Capitalization Portfolio                                  7.05           10           8.14              78
   Growth Portfolio                                                7.93           20           8.29             163
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                  9.95 to 10.85       41      10.96 to 12.07        492
   Contrafund Portfolio - Service Class 2                     10.80 to 11.69      32      12.33 to 13.47        429
   Growth & Income Portfolio - Serivce Class 2                9.53 to 10.44       34      9.97 to 11.02         371
   Growth Portfolio - Serivce Class 2                          7.90 to 9.03       26       8.08 to 9.31         241
   Asset Manager Portfolio - Service Class 2                  10.20 to 10.92       3      10.63 to 11.48         34
   Balanced Portfolio - Service Class 2                       10.23 to 11.03      25      10.66 to 11.60        292
   Mid Cap Portfolio - Service Class 2                        12.60 to 13.45      44      15.57 to 16.77        739
   Money Market Fund Portfolio - Initial Class                    10.56           32          10.69             347
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                         12.68            3          14.02              35
   Income Securities - Class 2                                    12.27            1          13.97              13
   U.S. Government - Class 2                                      10.10           11          10.45             116
   Large Cap Growth Securities Fund - Class 2                     12.25            4          13.22              47
   Templeton Foreign Securities Fund - Class 2                    13.52            7          16.03             109
   Templeton Growth Securities Fund - Class 2                     13.42            4          15.57              64
   Mutual Shares Securities Fund - Class 2                        12.20            4          13.74              50
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares                       8.03            6           9.68              56
   Capital Appreciation Portfolio - Service Shares                 9.17           12          10.82             131
   Worldwide Growth Portfolio - Service Shares                     8.42           15           8.80             132
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                              12.41            0          15.02               4
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                          7.08           14           7.92             114
   Investors Trust Series - Initial Class                          8.25            8           9.10              76
   Capital Opportunities Series - Service Class                7.06 to 7.69       33       7.84 to 8.62         278
   Emerging Growth Series - Service Class                          7.71            9           8.69              76
   Mid Cap Growth Series - Service Class                       6.19 to 7.63       30       7.02 to 8.73         262
   New Discovery Series - Service Class                        8.62 to 9.74        9      9.08 to 10.34          92
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                       8.04           12           9.61             112
   Strategic Bond Fund/VA - Service Class                         12.78           18          13.86             249
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                    9.73           24          11.39             276
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                       14.88            2          15.86              37
Putnam Variable Trust
   Growth and Income Fund - Class IB                              12.49            1          13.88               8
   International Equity Fund - Class IB                       12.99 to 13.07      14      14.96 to 15.19        206
   New Opportunities Fund - Class IB                              12.53            0          13.83               5
   Small Cap Value Fund - Class IB                                14.45            4          18.24              76
   Voyager Fund - Class IB                                        11.89            0          12.48               4
DWS Investments VIT Funds
   EAFE Equity Index Fund - Class A                            8.32 to 9.32       17      9.81 to 11.10         188
   Equity 500 Index Fund - Class A                             7.94 to 9.84      356      8.70 to 10.88       3,859
   Small Cap Index Fund - Class A                             11.41 to 12.72      12      13.32 to 14.98        173
DWS Variable Series I
   Bond Portfolio - Class A                                       10.29            0          10.84               4
Touchstone Variable Series Trust
   Baron Small Cap Fund                                      $12.94 to $13.22      17    $16.39 to $16.90    $  291
   Emerging Growth Fund                                        12.99 to 17.99      53     14.56 to 20.00        812
   Third Avenue Value Fund                                     11.38 to 13.19      55     14.20 to 16.61        909
   Enhanced Dividend 30 Fund                                   8.83 to 10.04      301     9.20 to 10.56       2,685
   Eagle Capital Appreciation Fund                              7.57 to 7.76       14      8.63 to 8.91         135
   Value Plus Fund                                             9.81 to 10.18      246     10.84 to 11.15      2,670
   Growth & Income Fund                                        11.44 to 12.83       5     12.49 to 14.12         70
   Balanced Fund                                               11.84 to 13.21       3     12.98 to 14.35         45
   High Yield Fund                                             12.63 to 12.90     169     13.72 to 14.13      2,388
   Core Bond Fund                                              11.74 to 12.72     173     12.13 to 13.02      2,094
   Money Market Fund                                           10.06 to 10.23      37     10.20 to 10.27        376
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                                  12.74            13         14.96             199
   Van Kampen Strategic Growth Portfolio                          11.90             2         12.71              23
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                             15.32             2         18.71              33

                                                                    For the period ended December 31, 2004
                                                             -----------------------------------------------------
                                                             Investment (1)   Expense Ratio (2)   Total Return (3)
                                                              Income Ratio          Range               Range
                                                             -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
   Government Securities Fund - Series I                          3.02%             0.90%               1.65%
   Basic Value Fund - Series II                                   0.00%             0.00%              10.84%
   Capital Appreciation Fund - Series II                          0.00%             0.00%               6.33%
The Alger American Fund
   Small Capitalization Portfolio                                   --              0.90%              15.53%
   Growth Portfolio                                               0.00%             0.90%               4.56%
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                      1.28%        0.00% to 0.90%     10.24% to 11.23%
   Contrafund Portfolio - Service Class 2                         0.19%        0.00% to 0.90%     14.13% to 15.16%
   Growth & Income Portfolio - Serivce Class 2                    0.63%        0.00% to 0.90%      4.58% to 5.52%
   Growth Portfolio - Serivce Class 2                             0.12%        0.00% to 0.90%      2.20% to 3.12%
   Asset Manager Portfolio - Service Class 2                      1.97%        0.00% to 0.90%      4.24% to 5.18%
   Balanced Portfolio - Service Class 2                           1.69%        0.00% to 0.90%      4.21% to 5.15%
   Mid Cap Portfolio - Service Class 2                            0.00%        0.00% to 0.90%     23.54% to 24.66%
   Money Market Fund Portfolio - Initial Class                    1.09%             0.00%               1.21%
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                         3.49%             0.00%              10.61%
   Income Securities - Class 2                                    2.74%             0.00%              13.85%
   U.S. Government - Class 2                                      6.85%             0.00%               3.48%
   Large Cap Growth Securities Fund - Class 2                     0.58%             0.00%               7.93%
   Templeton Foreign Securities Fund - Class 2                    1.15%             0.00%              18.53%
   Templeton Growth Securities Fund - Class 2                     1.95%             0.00%              16.03%
   Mutual Shares Securities Fund - Class 2                        0.92%             0.00%              12.63%
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares                        --              0.00%              20.48%
   Capital Appreciation Portfolio - Service Shares                0.03%             0.00%              17.97%
   Worldwide Growth Portfolio - Service Shares                    0.94%             0.00%               4.53%
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                              0.29%             0.00%              21.06%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                         0.00%             0.90%              11.95%
   Investors Trust Series - Initial Class                         0.60%             0.90%              10.36%
   Capital Opportunities Series - Service Class                   0.18%        0.00% to 0.90%     11.09% to 12.09%
   Emerging Growth Series - Service Class                         0.00%             0.00%              12.72%
   Mid Cap Growth Series - Service Class                          0.00%        0.00% to 0.90%     13.36% to 14.38%
   New Discovery Series - Service Class                           0.00%        0.00% to 0.90%      5.26% to 6.21%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                      0.00%             0.00%              19.43%
   Strategic Bond Fund/VA - Service Class                         6.11%             0.00%               8.43%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                   1.27%             0.00%              17.15%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                       4.48%             0.90%               6.59%
Putnam Variable Trust
   Growth and Income Fund - Class IB                              1.50%             0.00%              11.11%
   International Equity Fund - Class IB                           0.98%        0.00% to 0.90%     15.16% to 16.19%
   New Opportunities Fund - Class IB                              0.00%             0.00%              10.31%
   Small Cap Value Fund - Class IB                                0.31%             0.00%              26.21%
   Voyager Fund - Class IB                                        0.19%             0.00%               5.03%
DWS Investments VIT Funds
   EAFE Equity Index Fund - Class A                               2.38%        0.00% to 0.90%     18.00% to 19.07%
   Equity 500 Index Fund - Class A                                1.08%        0.00% to 0.90%      9.61% to 10.59%
   Small Cap Index Fund - Class A                                 0.32%        0.00% to 0.90%     16.71% to 17.76%
DWS Variable Series I
   Bond Portfolio - Class A                                       3.20%             0.00%               5.38%
Touchstone Variable Series Trust
   Baron Small Cap Fund                                           0.00%         0.00% to 0.90%     26.68 % to 27.82%
   Emerging Growth Fund                                           2.04%         0.00% to 0.90%     11.06% to 12.06%
   Third Avenue Value Fund                                        0.27%         0.00% to 0.90%     24.81% to 25.93%
   Enhanced Dividend 30 Fund                                      2.30%         0.00% to 0.90%      4.26% to 5.29%
   Eagle Capital Appreciation Fund                                0.96%         0.00% to 0.90%     13.89% to 14.92%
   Value Plus Fund                                                0.79%         0.00% to 0.90%     9.55% to 10.54%
   Growth & Income Fund                                           2.13%         0.00% to 0.90%     9.12% to 10.10%
   Balanced Fund                                                  1.18%         0.00% to 0.90%      8.65% to 9.63%
   High Yield Fund                                                7.08%         0.00% to 0.90%      8.58% to 9.55%
   Core Bond Fund                                                 4.31%         0.00% to 0.90%      2.39% to 3.31%
   Money Market Fund                                              1.43%         0.00% to 0.90%      .43% to 1.34%
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                                  0.33%              0.00%              17.43%
   Van Kampen Strategic Growth Portfolio                          0.00%              0.00%               6.78%
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                             0.00%              0.00%              22.12%


               Columbus Life Insurance Company Separate Account 1


                                                                               At December 31, 2003
                                                             ---------------------------------------------------------
                                                                Beginning                     Ending
                                                                Unit Value       Units      Unit Value      Net Assets
                                                                  Range         (000s)        Range           (000s)
                                                             ---------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund                                     $12.58            2         $ 12.6          $  25
  Basic Value Fund                                                10.00            0          13.18             3
  Capital Appreciation Fund                                       10.00            0          12.38             0
The Alger American Fund
  Small Capitalization Portfolio                                   5.00            9           7.05             65
  Growth Portfolio                                                 5.91           18           7.93            140
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                    7.72 to 8.35       32      9.95 to 10.85        339
  Contrafund Portfolio - Service Class 2                       8.51 to 9.12       28      10.8 to 11.69        326
  Growth & Income Portfolio - Serivce Class 2                  7.79 to 8.46       21      9.53 to 10.44        213
  Growth Portfolio - Serivce Class 2                           6.02 to 6.82       21       7.90 to 9.03        191
  Asset Manager Portfolio - Service Class 2                    8.75 to 9.28        2      10.20 to 10.92        17
  Balanced Portfolio - Service Class 2                         8.79 to 9.40       22      10.23 to 11.03       245
  Mid Cap Portfolio - Service Class 2                          9.20 to 9.73       34      12.60 to 13.45       458
  Money Market Fund Portfolio - Initial Class                     10.46           39          10.56            413
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                          10.00            1          12.68             6
  Income Securities - Class 2                                     10.00            0          12.27             1
  U.S. Government - Class 2                                       10.00            2          10.10             19
  Large Cap Growth Securities Fund - Class 2                      10.00            1          12.25             17
  Templeton Foreign Securities Fund - Class 2                     10.00            1          13.52             19
  Templeton Growth Securities Fund - Class 2                      10.00            1          13.42             11
  Mutual Shares Securities Fund - Class 2                         10.00            1          12.20             12
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares                        5.96            5           8.03             36
  Capital Appreciation Portfolio - Service Shares                  7.63           12           9.17            113
  Worldwide Growth Portfolio - Service Shares                      6.81           13           8.42            110
JP Morgan Series II Trust
  JP Morgan Mid Cap Value Portfolio                               10.00            0          12.41             2
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                           5.48           15           7.08            106
  Investors Trust Series - Initial Class                           6.81           10           8.25             79
  Capital Opportunities Series - Service Class                 6.05 to 6.81       28       7.06 to 7.69        217
  Emerging Growth Series - Service Class                           5.93            6           7.71             50
  Mid Cap Growth Series - Service Class                        4.57 to 5.58       26       6.19 to 7.63        198
  New Discovery Series - Service Class                         6.52 to 7.30        6       8.62 to 9.74         53
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                        6.41            9           8.04             76
  Strategic Bond Fund/VA - Service Class                          10.91            7          12.78             91
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                     6.68           22           9.73            212
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                        14.45            2          14.88             28
Putnam Variable Trust
  Growth and Income Fund - Class IB                               10.00            1          12.49             7
  International Equity Fund - Class IB                            10.00            6      12.99 to 13.07        76
  New Opportunities Fund - Class IB                               10.00            0          12.53             5
  Small Cap Value Fund - Class IB                                 10.00            2          14.45             25
  Voyager Fund - Class IB                                         10.00            0          11.89             2
DWS Investments VIT Funds
  EAFE Equity Index Fund - Class A                             6.29 to6.99        13       8.32 to 9.32        119
  Equity 500 Index Fund - Class A                              6.25 to 7.67      289       7.94 to 9.84       2,827
  Small Cap Index Fund - Class A                               7.87 to 8.69        6      11.41 to 12.72        81
DWS Variable Series I
  Bond Portfolio - Class A                                        10.00            0          10.29             1
Touchstone Variable Series Trust
  Baron Small Cap Fund                                          $ 10.00          13     $12.94 to $13.22     $ 172
  Emerging Growth Fund                                        8.82 to 12.33       42      12.99 to 17.99       585
  Third Avenue Value Fund                                      8.03 to 9.22       43      11.38 to 13.19       556
  Enhanced Dividend 30 Fund                                    5.80 to 5.89      309       7.57 to 7.76       2,395
  Eagle Capital Appreciation Fund                              6.75 to 7.62       11      8.83 to 10.05        106
  Value Plus Fund                                              7.56 to 7.92      247      9.81 to 10.18       2,428
  Growth & Income Fund                                        8.69 to 10.00        4      11.44 to 12.83        45
  Balanced Fund                                               10.00 to 10.96       1      11.84 to 13.21        18
  High Yield Fund                                             10.28 to 10.40     189      12.63 to 12.90      2,432
  Core Bond Fund                                              11.34 to 12.40     149      11.74 to 12.72      1,754
  Money Market Fund                                           10.00 to 10.22      78      10.06 to 10.23       791
  International Equity Fund                                        5.43           --            --              --
  Growth/Value Fund                                            5.43 to 5.51       --            --              --
  Standby Income Fund                                         10.60 to 11.33      --            --              --
Van Kampen Life Investment Trust
  Van Kampen Comstock Portfolio                                   10.00           --          12.74             6
  Van Kampen Strategic Growth Portfolio                           10.00           --          11.90             --
Van Kampen The Universal Institutional Funds
  Van Kampen Emerging Markets Equity                              10.00           --          15.32             1

The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio          6.38           --            --              --
  Third Avenue Value Portfolio                                     8.94           --            --              --
  Gabelli Large Cap Value Portfolio                                5.86           --            --              --
  Baron Small Cap Portfolio                                        9.85           --            --              --

                                                                    For the period ended December 31, 2003
                                                             ------------------------------------------------------
                                                             Investment (1)   Expense Ratio (2)   Total Return (3)
                                                              Income Ratio          Range               Range
                                                             ------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund                                     2.43%              0.90%               0.17%
  Basic Value Fund                                               0.00%              0.00%              31.80%
  Capital Appreciation Fund                                      0.00%              0.00%              23.82%
The Alger American Fund
  Small Capitalization Portfolio                                 0.00%              0.90%              41.07%
  Growth Portfolio                                               0.00%              0.90%              33.96%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                      1.15%         0.00% to 0.90%     28.87% to 30.03%
  Contrafund Portfolio - Service Class 2                         0.23%         0.00% to 0.90%     27.05% to 28.20%
  Growth & Income Portfolio - Serivce Class 2                    0.89%         0.00% to 0.90%     22.344% to 23.44%
  Growth Portfolio - Serivce Class 2                             0.09%         0.00% to 0.90%     31.36% to 32.54%
  Asset Manager Portfolio - Service Class 2                      2.43%         0.00% to 0.90%     16.61% to 17.66%
  Balanced Portfolio - Service Class 2                           2.13%         0.00% to 0.90%     16.36% to 17.41%
  Mid Cap Portfolio - Service Class 2                            0.21%         0.00% to 0.90%     37.02% to 38.25%
  Money Market Fund Portfolio - Initial Class                    0.93%              0.00%               1.00%
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                         0.09%              0.00%              26.77%
  Income Securities - Class 2                                    1.20%              0.00%              22.66%
  U.S. Government - Class 2                                      0.05%              0.00%               1.02%
  Large Cap Growth Securities Fund - Class 2                     0.01%              0.00%              22.49%
  Templeton Foreign Securities Fund - Class 2                    0.02%              0.00%              35.23%
  Templeton Growth Securities Fund - Class 2                     0.14%              0.00%              34.16%
  Mutual Shares Securities Fund - Class 2                        0.02%              0.00%              22.00%
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares                      0.00%              0.00%              34.76%
  Capital Appreciation Portfolio - Service Shares                0.22%              0.00%              20.23%
  Worldwide Growth Portfolio - Service Shares                    0.83%              0.00%              23.68%
JP Morgan Series II Trust
  JP Morgan Mid Cap Value Portfolio                              0.00%              0.00%              24.08%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                         0.00%              0.90%              29.07%
  Investors Trust Series - Initial Class                         0.66%              0.90%              21.06%
  Capital Opportunities Series - Service Class                   0.00%          0.0% to 0.90%     25.98% to 27.11%
  Emerging Growth Series - Service Class                         0.00%              0.00%              29.93%
  Mid Cap Growth Series - Service Class                          0.00%          0.0% to 0.90%     35.39% to 36.61%
  New Discovery Series - Service Class                           0.00%          0.0% to 0.90%     32.34% to 33.43%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                      0.00%              0.00%              25.44%
  Strategic Bond Fund/VA - Service Class                         5.37%              0.00%              17.16%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                   0.97%              0.00%              45.53%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                       4.01%              0.90%               2.97%
Putnam Variable Trust
  Growth and Income Fund - Class IB                              0.00%              0.00%              24.92%
  International Equity Fund - Class IB                           0.00%          0.0% to 0.90%     29.93% to 30.72%
  New Opportunities Fund - Class IB                              0.00%              0.00%              25.35%
  Small Cap Value Fund - Class IB                                0.00%              0.00%              44.50%
  Voyager Fund - Class IB                                        0.00%              0.00%              18.86%
DWS Investments VIT Funds
  EAFE Equity Index Fund - Class A                               1.58%          0.0% to 0.90%     32.17% to 33.35%
  Equity 500 Index Fund - Class A                                1.06%          0.0% to 0.90%     27.01% to 28.16%
  Small Cap Index Fund - Class A                                 0.51%          0.0% to 0.90%     45.12% to 46.42%
DWS Variable Series I
  Bond Portfolio - Class A                                       0.00%              0.00%               2.85%
Touchstone Variable Series Trust
  Baron Small Cap Fund                                           0.00%          0.0% to 0.90%     29.39 % to 32.20%
  Emerging Growth Fund                                           0.00%          0.0% to 0.90%     45.95% to 47.26%
  Third Avenue Value Fund                                        0.14%          0.0% to 0.90%     41.66% to 42.93%
  Eagle Capital Appreciation Fund                                0.16%          0.0% to 0.90%     30.53% to 31.70%
  Enhanced Dividend 30 Fund                                      1.32%          0.0% to 0.90%     30.68% to 31.85%
  Value Plus Fund                                                1.21%          0.0% to 0.90%     28.56% to 29.72%
  Growth & Income Fund                                           4.73%          0.0% to 0.90%     28.22% to 31.65%
  Balanced Fund                                                  0.68%          0.0% to 0.90%     18.42% to 20.49%
  High Yield Fund                                                11.92%         0.0% to 0.90%     22.88% to 23.99%
  Core Bond Fund                                                 4.96%          0.0% to 0.90%      2.57% to 3.49%
  Money Market Fund                                              1.03%          0.0% to 0.90%       .11% to .65%
  International Equity Fund                                      2.72%              0.90%               0.00%
  Growth/Value Fund                                              0.00%          0.0% to 0.90%           0.00%
  Standby Income Fund                                            0.48%          0.0% to 0.90%           0.00%
Van Kampen Life Investment Trust
  Van Kampen Comstock Portfolio                                  0.00%              0.00%              27.44%
  Van Kampen Strategic Growth Portfolio                          0.00%              0.00%              19.04%
Van Kampen The Universal Institutional Funds
  Van Kampen Emerging Markets Equity                             0.00%              0.00%              53.22%

The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio        0.00%              0.00%               0.00%
  Third Avenue Value Portfolio                                   0.71%              0.00%               0.00%
  Gabelli Large Cap Value Portfolio                              0.90%              0.00%               0.00%
  Baron Small Cap Portfolio                                      0.00%              0.00%               0.00%


               Columbus Life Insurance Company Separate Account 1

                                                                                At December 31, 2002
                                                             -----------------------------------------------------------
                                                                 Beginning                     Ending
                                                                Unit Value       Units       Unit Value       Net Assets
                                                                  Range         (000s)          Range           (000s)
                                                             -----------------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund                                      $11.58            2           12.58           $  24
The Alger Ameri can Fund
  Small Capitalization Portfolio                                    6.83            9            5.00              47
  Growth Portfolio                                                  8.91           18            5.92             109
DWS Investments VIT Funds
  EAFE Equity Index                                            8.10 to 8.92         3       6.29 to 6.99           18
  Equity 500 Index Fund - Class A                              8.12 to 9.88       235       6.25 to 7.67        1,794
  Small Cap Index - Class A                                    9.99 to 10.94        2       7.87 to 8.69           19
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                    9.40 to 10.08       18       7.72 to 8.35          152
  Contrafund Portfolio - Service Class 2                       9.49 to 10.09       17       8.51 to 9.12          158
  Growth & Income Portfolio - Serivce Class 2                  9.46 to 10.17       17       7.79 to 8.46          141
  Growth Portfolio - Serivce Class 2                           8.71 to 9.78        14       6.02 to 6.82           93
  Asset Manager Portfolio - Service Class 2                    9.70 to 10.20        1       8.75 to 9.28            7
  Balanced Portfolio - Service Class 2                         9.74 to 10.32       15       8.79 to 9.40          143
  Mid Cap Portfolio - Service Class 2                         10.32 to 10.82       25       9.20 to 9.73          243
  Money Market Fund Portfolio - Initial Class                      10.29           23           10.46             241
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares                      8.29            3           5.96               15
  Capital Appreciation Portfolio - Service Shares                   9.07            6           7.63               43
  Worldwide Growth Portfolio - Service Shares                       9.17            8           6.81               57
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio           9.18            0           6.38                3
  Third Avenue Value Portfolio                                     10.83           27           8.94              240
  Gabelli Large Cap Value Portfolio                                 8.44           23           5.86              135
  Baron Small Cap Portfolio                                        11.46            7           9.85               73
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                            8.35           14           5.48               79
  Investors Trust Series - Initial Class                            8.70            9           6.81               62
  Capital Opportunities Series - Service Class                 8.06 to 8.62        23       5.61 to 6.05          140
  Emerging Growth Series - Service Class                            8.97            4           5.93               18
  Mid Cap Growth Series - Service Class                        8.16 to 9.87        17       4.57 to 5.58           94
  New Discovery Series - Service Class                         9.65 to 10.70        2       6.52 to 7.30           22
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                         8.91            4           6.41               24
  Strategic Bond Fund/VA - Service Class                           10.19            5          10.91               50
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                      8.85           17           6.68              116
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                         12.40            1           14.45              21
Touchstone Variable Series Trust
  International Equity Fund                                         7.17           10           5.43               56
  Emerging Growth Fund                                        11.36 to 16.02       29       8.82 to 12.33         277
  Small Cap Value Fund                                        10.47 to 11.91        6       8.03 to 9.23           54
  Growth/Value Fund                                            8.60 to 8.65        30       5.43 to 5.51          165
  Large Cap Growth Fund                                        8.94 to 8.99       121       5.80 to 5.89          712
  Enhanced 30 Fund                                             8.81 to 9.85         7       6.75 to 7.62           51
  Value Plus Fund                                             10.31 to 10.89      115       7.56 to 7.92          869
  Growth & Income Fund                                             10.31            2            8.69              20
  Balanced Fund                                                    12.17            1           10.96              13
  High Yield Fund                                             10.09 to 10.12       86      10.28 to 10.40         892
  Bond Fund                                                   10.51 to 11.59       79      11.34 to 12.40         900
  Standby Income Fund                                         10.28 to 11.09      416      10.60 to 11.33       4,410
  Money Market Fund                                                10.15           --           10.22              --

                                                                    For the period ended December 31, 2002
                                                             -----------------------------------------------------

                                                              Investment      Expense Ratio        Total Return
                                                             Income Ratio         Range                Range
                                                             -----------------------------------------------------
AIM Variable Insurance Funds, Inc.
  Government Securities Fund                                     2.14%            0.90%               8.62%
The Alger Ameri can Fund
  Small Capitalization Portfolio                                 0.00%            0.90%              -26.88%
  Growth Portfolio                                               0.04%            0.90%              -33.59%
DWS Investment VIT Funds
  EAFE Equity Index                                              0.92%       0.00% to 0.90%     -22.30% to -21.60%
  Equity 500 Index Fund - Class A                                1.52%       0.00% to 0.90%     -23.01% to -22.31%
  Small Cap Index - Class A                                      0.52%       0.00% to 0.90%     -21.29% to -20.58%
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                      1.05%       0.00% to 0.90%     -17.89% to -17.15%
  Contrafund Portfolio - Service Class 2                         0.64%       0.00% to 0.90%     -10.41% to -9.60%
  Growth & Income Portfolio - Serivce Class 2                    1.45%       0.00% to 0.90%     -17.59% to -16.84%
  Growth Portfolio - Serivce Class 2                             0.10%       0.00% to 0.90%     -30.92% to -30.30%
  Asset Manager Portfolio - Service Class 2                      1.41%       0.00% to 0.90%      -9.84% to -9.03%
  Balanced Portfolio - Service Class 2                           2.22%       0.00% to 0.90%      -9.75% to -8.93%
  Mid Cap Portfolio - Service Class 2                            0.56%       0.00% to 0.90%     -10.83% to -10.02%
  Money Market Fund Portfolio - Initial Class                    1.33%            0.00%               1.69%
Janus Aspen Series
  Aggressive Growth Portfolio - Service Shares                   0.00%            0.00%              -28.12%
  Capital Appreciation Portfolio - Service Shares                0.41%            0.00%              -15.93%
  Worldwide Growth Portfolio - Service Shares                    0.72%            0.00%              -25.71%
The Legends Fund, Inc.
  Harris Bretall Sullivan & Smith Equity Growth Portfolio        0.00%            0.00%              -30.47%
  Third Avenue Value Portfolio                                   2.34%            0.00%              -17.48%
  Gabelli Large Cap Value Portfolio                              0.06%            0.00%              -30.56%
  Baron Small Cap Portfolio                                      0.00%            0.00%              -14.09%
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                         0.00%            0.90%              -34.35%
  Investors Trust Series - Initial Class                         0.52%            0.90%              -21.67%
  Capital Opportunities Series - Service Class                   0.00%       0.00% to 0.90%     -30.46% to -29.83%
  Emerging Growth Series - Service Class                         0.00%            0.00%              -33.85%
  Mid Cap Growth Series - Service Class                          0.00%       0.00% to 0.90%     -43.94% to -43.43%
  New Discovery Series - Service Class                           0.00%       0.00% to 0.90%     -32.41% to -31.80%
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                      0.50%            0.00%              -28.05%
  Strategic Bond Fund/VA - Service Class                         0.53%            0.00%               7.03%
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                   0.62%            0.00%              -24.51%
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                       6.24%            0.90%              -16.54%
Touchstone Variable Series Trust
  International Equity Fund                                      0.75%            0.90%              -24.26%
  Emerging Growth Fund                                           2.83%       0.00% to 0.90%     -23.01% to -22.31%
  Small Cap Value Fund                                           0.00%       0.00% to 0.90%     -23.24% to -22.55%
  Growth/Value Fund                                              0.00%       0.00% to 0.90%     -36.87% to -36.30%
  Large Cap Growth Fund                                          0.00%       0.00% to 0.90%     -35.07% to -34.48%
  Enhanced 30 Fund                                               1.09%       0.00% to 0.90%     -23.36% to -22.67%
  Value Plus Fund                                                2.21%       0.00% to 0.90%     -27.31% to -26.65%
  Growth & Income Fund                                           4.67%            0.90%              -15.66%
  Balanced Fund                                                  2.10%            0.90%               -9.90%
  High Yield Fund                                               14.12%       0.00% to 0.90%       1.90% to 2.82%
  Bond Fund                                                     17.29%       0.00% to 0.90%       6.97% to 7.93%
  Standby Income Fund                                            0.89%       0.00% to 0.90%       2.16% to 3.08%
  Money Market Fund                                             31.39%            0.90%               0.68%


STATUTORY - BASIS FINANCIAL STATEMENTS

Columbus Life Insurance Company
Years Ended December 31, 2006 and 2005

                         Columbus Life Insurance Company
                      Statutory-Basis Financial Statements
                     Years Ended December 31, 2006 and 2005


                                    Contents


Report of Independent Registered Public Accounting Firm...............1

Financial Statements

Balance Sheets (Statutory-Basis)......................................2
Statements of Operations (Statutory-Basis)............................3
Statements of Changes in Capital and Surplus (Statutory-Basis)........4
Statements of Cash Flow (Statutory-Basis).............................5
Notes to Financial Statements (Statutory-Basis).......................6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Columbus Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 1 to the financial statements, in connection with implementing new accounting standards, the Company changed its methods of accounting for investments in federal and certain state sponsored Low Income Housing Tax Credit properties in 2006 and for certain non-insurance subsidiaries, controlled, and affiliated entities in 2005.

Cincinnati, Ohio                                     /s/ Ernst & Young LLP
April 9, 2007


                        Columbus Life Insurance Company
                        Balance Sheets (Statutory-Basis)


                                                                     December 31
                                                            2006                      2005
                                                        ---------------------------------------
                                                                    (in thousands)
ADMITTED ASSETS
Cash and invested assets:
 Debt securities                                          $2,019,220                $1,907,490
 Preferred and common stocks                                  97,765                    79,587
 Investment in common stock of subsidiary                      4,949                     9,449
 Mortgage loans                                               89,590                    99,969
 Policy loans                                                 72,770                    70,577
 Cash, cash equivalents and short-term investments            54,898                    20,628
 Receivable from securities                                      851                     1,251
 Other invested assets                                       103,489                    94,603
                                                        ---------------------------------------
 Total cash and invested assets                            2,443,532                 2,283,554

Investment income due and accrued                             25,003                    23,476
Premiums deferred and uncollected                              5,426                     5,378
Current federal income taxes recoverable                           -                     1,258
Net deferred tax asset                                        21,372                    26,284
Other admitted assets                                         15,574                   144,484
Separate account assets                                       39,423                    29,810
                                                        ---------------------------------------
Total admitted assets                                     $2,550,330                $2,514,244
                                                        =======================================
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Policy and contract liabilities:
  Life and annuity reserves                               $1,989,021                $1,944,132
  Accident and health reserves                                 6,362                     6,924
  Liability for deposit-type contracts                        45,619                    46,242
  Policy and contract claims                                   7,110                     7,562
  Dividends payable to policyholders                          10,516                    11,518
  Premiums received in advance                                   124                       148
                                                        ---------------------------------------
 Total policy and contract liabilities                     2,058,752                 2,016,526

 General expense due and accrued                                 463                       173
 Current federal income taxes payable                          1,543                         -
 Transfer to separate accounts due and accrued (net)          (2,212)                   (3,892)
 Asset valuation reserve                                      23,274                    23,055
 Interest maintenance reserve                                  4,096                     9,242
 Other liabilities                                           126,389                   173,095
 Borrowed money and interest                                  45,363                    36,468
 Separate account liabilities                                 39,423                    29,810
                                                        ---------------------------------------
Total liabilities                                          2,297,091                 2,284,477

Capital and surplus:
  Common stock, $1 par value, authorized 10,000
   shares, issued and outstanding 10,000 shares              10,000                     10,000
  Paid-in surplus                                            41,600                     41,600
  Accumulated surplus                                       201,639                    178,167
                                                        ---------------------------------------
Total capital and surplus                                   253,239                    229,767
                                                        ---------------------------------------
Total liabilities and capital and surplus                $2,550,330                 $2,514,244
                                                        =======================================

See accompanying notes.


                         Columbus Life Insurance Company
                   Statements of Operations (Statutory-Basis)


                                                                                       Year ended December 31
                                                                                     2006                 2005
                                                                                   -----------------------------
                                                                                           (in thousands)
Premiums and other revenues:
 Premiums and annuity considerations                                                 $194,662             $207,926
 Net investment income                                                                140,043              135,365
 Considerations for supplementary contracts with life contingencies                       221                1,026
 Amortization of the interest maintenance reserve                                       1,536                2,099
 Fees from management of separate account mutual funds                                  1,633                1,504
 Other revenues                                                                           347                  232
                                                                                    -------------------------------
Total premiums and other revenues                                                     338,442              348,152

Benefits paid or provided:
 Death benefits                                                                        63,469               66,634
 Annuity benefits                                                                      10,976                8,356
 Disability and accident and health benefits                                            1,746                2,241
 Surrender benefits                                                                   120,512               95,565
 Payments on supplementary contracts                                                    1,231                1,390
 Other benefits                                                                         2,722                3,328
 Increase (decrease) in policy reserves and other policyholders' funds                 44,349               72,569
                                                                                    -------------------------------
Total benefits paid or provided                                                       245,005              250,083

Insurance expenses and other deductions:
 Commissions                                                                           27,591               55,842
 General expenses                                                                      23,704               31,471
 Net transfers to (from) separate accounts                                              7,529                1,302
 Other deductions                                                                       8,320                  603
                                                                                    -------------------------------
Total insurance expenses and other deductions                                          67,144               89,218
                                                                                    -------------------------------

Gain (loss) from operations before dividends to policyholders, federal
 income tax expense, and net realized capital gains (losses)                           26,293                8,851

Dividends to policyholders                                                             10,613               11,132
                                                                                    -------------------------------
 Gain (loss) from operations before federal income tax expense,
  and net realized capital gains (losses)                                              15,680               (2,281)
Federal income tax expense (benefit), excluding tax
 on capital gains                                                                        (278)              (3,176)
Gain (loss) from operations before net realized capital
 gains (losses)                                                                        15,958                  895
Net realized capital gains or (losses) (excluding gains (losses) transferred to
 IMR and capital gains tax)                                                             7,926                1,670
                                                                                    -------------------------------
Net income (loss)                                                                     $23,884               $2,565
                                                                                    ===============================


See accompanying notes.


                         Columbus Life Insurance Company
         Statements of Changes in Capital and Surplus (Statutory-Basis)
                     Years Ended December 31, 2006 and 2005


                                                                                                              Total
                                                     Common                            Accumulated         Capital and
                                                     Stock       Paid-In Surplus         Surplus             Surplus
                                                 --------------------------------------------------------------------
                                                                             (in thousands)

Balance, January 1, 2005                            $10,000            $41,600            $210,060          $261,660

Net income                                                -                  -               2,565             2,565
Change in net deferred income tax asset                                      -               1,068             1,068
Net change in unrealized gains on investments
  (net of deferred taxes of $75)                          -                  -               1,604             1,604
Net change in nonadmitted
  assets and related items                                -                  -             (10,801)          (10,801)
Change in asset valuation reserve                         -                  -              (3,720)           (3,720)
Cumulative effect of change
  in accounting principle                                 -                  -               2,391             2,391
Dividends to stockholder                                  -                  -             (25,000)          (25,000)
                                                 --------------------------------------------------------------------
Balance, December 31, 2005                           10,000             41,600             178,167           229,767

Net income                                                -                  -              23,884            23,884
Change in net deferred income tax asset                   -                  -                 202               202
Net change in unrealized gains on investments
  (net of deferred taxes ($1,119))                        -                  -               1,593             1,593
Net change in nonadmitted
  assets and related items                                -                  -              (3,275)           (3,275)
Change in asset valuation reserve                         -                  -                 881               881
Cumulative effect of change
  in accounting principle                                 -                  -                 187               187
                                                 --------------------------------------------------------------------
Balance, December 31, 2006                          $10,000            $41,600            $201,639          $253,239
                                                 ====================================================================


See accompanying notes.


                         Columbus Life Insurance Company
                   Statements of Cash Flow (Statutory-Basis)


                                                                                     Year ended December 31
                                                                                   2006                   2005
                                                                               ----------------------------------
                                                                                          (in thousands)
CASH FROM OPERATIONS:
  Premiums collected net of reinsurance                                          $194,946               $209,712
  Net investment income received                                                  135,196                132,432
  Benefits paid                                                                  (192,346)              (186,463)
  Net transfers from (to) separate accounts                                        (7,366)                (1,561)
  Commissions and expense paid                                                    (58,789)               (89,498)
  Dividends paid to policyholders                                                 (11,615)               (11,340)
  Federal income taxes recovered (paid)                                             3,365                 (2,657)
  Other, net                                                                        1,961                  1,736
                                                                               ----------------------------------
  Net cash from (for) operations                                                  65,352                  52,361

CASH FROM INVESTMENTS:
  Proceeds from investments sold, matured or repaid:
    Debt securities                                                             1,039,125                804,121
    Stocks                                                                         84,917                 10,839
    Mortgage loans                                                                 10,378                 14,568
    Other invested assets                                                           7,977                 11,582
    Miscellaneous proceeds                                                            369                    283
                                                                               ----------------------------------
  Net proceeds from investments sold, matured or repaid                         1,142,766                841,393

  Cost of investments acquired:
    Debt securities                                                            (1,181,054)              (837,179)
    Stocks                                                                        (64,133)               (52,176)
    Mortgage loans                                                                      -                 (8,319)
    Other invested assets                                                            (609)               (12,113)
    Miscellaneous applications                                                        (74)               (16,662)
                                                                               ----------------------------------
  Total cost of investments acquired                                           (1,245,870)              (926,449)

  Net change in policy and other loans                                             (2,193)                 2,009
                                                                               ----------------------------------
  Net cash from (for) investments                                                 (105,297)              (83,047)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
  Borrowed money                                                                    8,895                 36,468
  Net deposits on deposit-type contract funds and other insurance liabilities        (374)                 2,564
  Dividends paid to stockholder                                                         -                (25,000)
  Other cash provided (applied)                                                    65,694                  5,649
                                                                               ----------------------------------
  Net cash from (for) financing and miscellaneous sources                          74,215                 19,681
                                                                               ----------------------------------

  Net change in cash, cash equivalents and short-term investments                  34,270                (11,005)
  Cash, cash equivalents and short-term investments:
    Beginning of year                                                              20,628                 31,633
                                                                               ----------------------------------
    End of year                                                                   $54,898                $20,628
                                                                               ==================================

See accompanying notes.

                         Columbus Life Insurance Company
                Notes to Financial Statements (Statutory-Basis)
                                December 31, 2006

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 48 states and the District of Columbia. Approximately 49% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

In June 2004, Western and Southern announced that its parent, Western & Southern Mutual Holding Company (Mutual Holding), agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including The Lafayette Life Insurance Company (Lafayette Life) became members of Mutual Holding, effective June 15, 2005. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for the Company's policyholders.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Subsidiaries

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as "nonadmitted," (principally a portion of deferred tax assets) and other assets not specifically identified as an admitted asset within the NAIC's Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

                                                                                2006                     2005
                                                                            -----------------------------------------
                                                                                         (in thousands)
Capital and surplus as reported in the accompanying
  statutory-basis financial statements                                       $    253,239             $  229,767
Deferred policy acquisition costs                                                 176,128                168,080
Policy reserves                                                                   (17,978)               (34,774)
Asset valuation and interest maintenance reserves                                  27,370                 32,297
Income taxes                                                                      (34,791)               (37,162)
Net unrealized gain on available-for-sale securities                               48,355                 75,368
Other, net                                                                          7,813                  3,337
Stockholder's equity, GAAP basis                                             $    460,136             $  436,913
                                                                            =========================================


                                                                                2006                      2005
                                                                            -----------------------------------------
                                                                                         (in thousands)
Net income as reported in the accompanying statutory-
  basis financial statements                                                 $    23,884              $    2,565
Deferred policy acquisition costs                                                 (3,481)                 26,927
Policy reserves                                                                   27,180                   5,914
Income taxes                                                                      (8,445)                 (6,335)
Interest maintenance reserve                                                      (5,145)                 (1,749)
Other, net                                                                           131                  (6,979)
Net income, GAAP basis                                                       $    34,124              $   20,343
                                                                            =========================================


Other significant statutory accounting practices are as follows:

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost with amortization determined using the interest method.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company's insurance subsidiary is reported at its underlying statutory equity. The Companies non-insurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries' equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance inforce.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Policy reserves for life insurance and supplemental benefits are computed principally on the net level premium method, with new policy issues beginning in 1989 computed on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:


                                                          Percentage of Reserves
                                                         -----------------------
                                                           2006          2005
                                                         -----------------------
Life insurance:
  1941 Commissioners Standard Ordinary, 2-1/2% - 3%        2.2%          2.4%
  1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%   16.7          17.3
  1980 Commissioners Standard Ordinary, 4% - 5%           54.3          52.3
  2001 Commission Standard Ordinary, 4.5%                  0.7           0.5
Annuities:
  Various, 2-1/2% - 7-1/2%                                24.7          26.0
Supplemental benefits:
  Various, 2-1/2% - 7-1/2%                                 0.9           1.0
Other, 2% - 5-1/2%                                         0.5           0.5
                                                         -----------------------
                                                         100.0%        100.0%
                                                         =======================

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2006 and 2005, reserves of $33.2 million and $31.8 million, respectively, were recorded on inforce amounts of $1,942.6 million and $1,976.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the State of Ohio Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

Policyholders' Dividends

The amount of policyholders' dividends to be paid is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory capital and surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006 and 2005. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $45.4 million and $36.5 million of

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2006 and 2005, respectively.

Securities Lending

The Company loaned $119.8 million and $132.8 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006 and 2005, respectively. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $59.3 million and $111.6 million of unrestricted collateral and $63.5 million and $24.6 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005, respectively.

Separate Account

The Company maintains a separate account, which holds assets related to the Company's variable universal life contracts and market value adjusted annuity contracts. The variable universal life contracts held by the Company are non-guaranteed return contracts. The Company collects certain fees for the administration of, and other benefits under, the contracts. The other activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNT POLICIES (CONTINUED)

Accounting Change

As of January 1, 2006, the Company adopted Statement of Statutory Accounting Principles No. 93, Accounting for Low Income Housing Tax Credit Property Investments (SSAP 93). SSAP 93 establishes statutory accounting principles for investments in federal and certain state sponsored Low Income Housing Tax Credit (LIHTC) properties. SSAP 93 requires investment in low income housing tax credits property investments to be carried at the lower of amortized cost or fair value, which is a change to the current requirement of the use of equity accounting. Upon adoption of SSAP 93, the Company recorded an increase to surplus of $0.2 million.

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88). SSAP 88 replaces Statement of Statutory Accounting Principles No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries controlled and affiliated entities (SCA's). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to accumulated surplus of $2.4 million.

Reclassification

Certain 2005 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

2. INVESTMENTS

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                              Book/
                                            Adjusted             Gross                 Gross
                                            Carrying            Unrealized          Unrealized
                                              Value               Gains                Losses        Fair Value
                                        -----------------------------------------------------------------------
                                                                     (in thousands)
At December 31, 2006:
U.S. Treasury securities and
  obligations of U.S.
  government corporation and
  agencies                                $     42,837         $      280           $    (633)    $      42,484
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states                    21,433                 80                (383)           21,130
Corporate securities/asset-
  backed securities                          1,381,009             50,456             (13,028)        1,418,437
Mortgage-backed securities                     573,941              6,832              (5,494)          575,279
                                        -----------------------------------------------------------------------
Total                                     $  2,019,220         $   57,648           $ (19,538)    $   2,057,330
                                        =======================================================================

At December 31, 2005:
U.S. Treasury securities and
  obligations of U.S.
  government corporation and
  agencies                                $     57,617         $      769           $    (277)    $      58,109
Debt securities issued by states
  of the U.S. and political
  subdivisions of the states                    17,330                313                (139)           17,504
Corporate securities/asset-
  backed securities                          1,296,020             75,893              (9,117)        1,362,796
Mortgage-backed securities                     536,523              9,060              (5,758)          539,825
                                        -----------------------------------------------------------------------
Total                                     $  1,907,490         $   86,035           $ (15,291)    $   1,978,234
                                        =======================================================================


                 Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

During 2006, the NAIC held discussions regarding the appropriate classification of certain securities on an insurer's balance sheet. These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations. As a result of these discussions, the NAIC required that various securities be reclassified from debt securities to preferred stocks in the balance sheet. During 2006, the Company reclassified 7 securities held at December 31, 2005 with a book value of $24.3 million and a fair value of $24.8 million. The December 31, 2005 balances in these financial statements have not been adjusted to reflect the security reclassifications.

At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $69.1 million and $90.2 million, respectively, and an aggregate fair value of $71.5 million and $97.3 million, respectively. Those holdings amounted to 3.4% and 4.7%, respectively, of the Company's investments in debt securities and 2.7% and 3.6%, respectively, of the Company's total admitted assets as of December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                                     Unrealized Losses Less Than             Unrealized Losses Greater
                                                        or Equal To 12 Months                     Than 12 Months
                                               --------------------------------------------------------------------------------
                                                Unrealized                               Unrealized
                                                    Losses         Fair Value                Losses           Fair Value
                                               --------------------------------------------------------------------------------
At December 31, 2006:                                                           (in thousands)
U.S. Treasury securities and
  obligations of U.S. government
  corporations and agencies                    $    (394)        $     27,940           $      (239)          $     8,589
Debt securities issued by states of
  the U.S. and political subdivisions
  of the states                                      (59)               6,771                  (324)                6,076
Corporate securities/asset-backed
securities                                        (5,624)             336,044                (7,404)              202,262
Mortgage-backed securities                        (2,256)             226,687                (3,238)              130,302
                                               --------------------------------------------------------------------------------
Total                                          $  (8,333)        $    597,442           $   (11,205)          $   347,229
                                               ================================================================================
Preferred stocks                               $    (396)        $     21,476           $      (430)          $    14,303
                                               ================================================================================


                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

                                                 Unrealized Losses Less Than          Unrealized Losses Greater
                                                      or Equal To 12 Months                Than 12 Months
                                               --------------------------------------------------------------------
                                                 Unrealized                         Unrealized
                                                     Losses       Fair Value        Losses          Fair Value
                                               --------------------------------------------------------------------
At December 31, 2005:                                                    (in thousands)
U.S. Treasury securities and
  obligation of U.S. government
  corporations and agencies                      $    (265)       $     12,514     $      (12)     $      387
Debt securities issued by states of the
  U.S. and political subdivisions of
  the states                                          (139)              6,261              -               -
Corporate securities/asset-backed
  securities                                        (8,229)            385,153           (888)         11,853
Mortgage-backed securities                          (5,568)            287,406           (190)          5,343
                                               --------------------------------------------------------------------
Total                                            $ (14,201)       $    691,334     $   (1,090)     $   17,583
                                               ====================================================================
Preferred stocks                                 $    (190)       $     11,489     $        -      $        -
                                               ====================================================================


Investments that are impaired at December 31, 2006 and 2005, for which an other-than temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.05% and 2.12% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 373 securities held that are considered temporarily impaired, 163 of which have been impaired for 12 months or longer. At December 31, 2005, there were a total of 283 securities held that are considered temporarily impaired, 16 of which have been impaired for 12 months or longer.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:

                                              Cost or
                                              Amortized
                                                 Cost                 Fair Value
                                            ------------------------------------
                                                       (in thousands)
Years to maturity:
  One or less                               $    38,005            $      38,248
  After one through five                        218,680                  225,756
  After five through ten                        380,554                  377,677
  After ten                                     808,040                  840,370
  Mortgage-backed securities                    573,941                  575,279
                                            ------------------------------------
Total                                       $ 2,019,220            $   2,057,330
                                            ====================================

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2006 and 2005 were $406.7 million and $243.9 million; gross gains of $12.0 million and $6.7 million and gross losses of $8.5 million and $5.6 million were realized on these sales in 2006 and 2005, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

                                                        2006            2005
                                                      --------------------------
                                                           (in thousands)

Realized capital gains (losses)                        $4,031       $  3,011
  Less amount transferred to IMR
  (net of related taxesof $1,943
  in 2006 and $189 in 2005)                            (3,609)           350
Less federal income tax expense (benefit) of
  realized capital gains                                 (286)           991
                                                      --------------------------
Net realized capital gains (losses)                     7,926       $  1,670
                                                      ==========================

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks, are as follows:

                                                         Gross           Gross
                                                       Unrealized       Unrealized
                                         Cost            Gains            Losses          Fair Value
                                    -----------------------------------------------------------------
                                                             (in thousands)

At December 31, 2006:
 Preferred stocks                   $     97,765        $ 1,276         $   (826)        $     98,215

Common stock of subsidiaries
 and affiliates                     $      4,906        $    43         $      -         $      4,949

At December 31, 2005:
 Preferred stocks                   $     79,587        $   477         $   (190)        $     79,874

Common stock of subsidiaries
 and affiliates                     $     13,119        $   535         $ (4,205)        $      9,449


Proceeds from sales of investments in equity securities during 2006 and 2005 were $23.3 million and $10.5 million; gross gains of $0.1 million and $0.7 million and gross losses of $0.0 and $0.0 million were realized on those sales in 2006 and 2005, respectively.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

2. INVESTMENTS (CONTINUED)

Net investment income consisted of the following for the years ended December
31:

                                                             2006                 2005
                                                        -------------------------------------
                                                                 (in thousands)

 Debt securities                                        $    115,514          $   115,240
 Equity securities                                             8,558                2,633
 Mortgage loans                                                7,250                8,518
 Policy loans                                                  4,807                4,770
 Cash, cash equivalents and short-term investments             2,987                2,631
 Other invested assets                                        (1,368)               2,631
 Other                                                         3,426                  145
                                                        -------------------------------------
Gross investment income                                      141,174              136,568
Investment expenses                                            1,131                1,203
                                                        -------------------------------------
Net investment income                                   $    140,043          $   135,365
                                                        =====================================


The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2006, 35.3% of such mortgages ($31.6 million) involved properties located in Ohio and Florida. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $7.5 million. During 2006, no new mortgages were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

3. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

Fair values for cash, cash equivalents and short-term investments approximate cost.

Fair values for debt and equity securities are disclosed in Note 2.

                         Columbus Life Insurance Company
           Notes to Financial Statements (Statutory-Basis) (continued)

3. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying value of mortgage loans were $89.6 million and $100.0 million at December 31, 2006 and 2005, respectively. Fair values of mortgage loans were $94.7 million and $106.1 million at December 31, 2006 and 2005, respectively.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying value of liabilities under investment-type contracts are $1,623.5 million and $1,580.9 million at December 31, 2006 and 2005, respectively. Fair value of liabilities under investment-type contracts are $1,431.7 million and $1,414.8 million at December 31, 2006 and 2005, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $72.8 million and $70.6 million at December 31, 2006 and 2005, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

4. RELATED PARTY TRANSACTIONS

The Company is party to a service agreement with certain Western and Southern affiliated companies for the performance of certain legal services, investment advisory and data processing functions. The Company paid $6.2 million and $6.6 million in 2006 and 2005, respectively, for these services.

On July 1, 1986, the Company entered into an agreement (the "agreement") with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the agreement are:

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

4. RELATED PARTY TRANSACTIONS (CONTINUED)

                                                       December 31
                                                 2006               2005
                                            ---------------------------------
                                                      (in thousands)

Life and annuity reserves                   $    750,276       $      774,793
Accident and health reserves                       6,394                7,055

The Company received a dividend of $3.0 million from CAI Holding Company in 2006. The Company paid a dividend of $25.0 million to Western and Southern in 2005.

The Company did not participate in a short-term investment pool with its affiliates at December 31, 2006. In 2005, the Company participated in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "Other assets" on the balance sheets, were $111.6 million at December 31, 2005.

5. REINSURANCE

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

5. REINSURANCE (CONTINUED)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

                                          2006                2005
                                     -----------------------------------
                                               (in thousands)

Direct premiums                      $     220,070       $    230,844
Assumed premiums:
 Affiliated                                      -                  -
 Non-affiliates                                  -                  -
Ceded premiums:
 Affiliates                                      -                  -
 Non-affiliates                            (25,408)           (22,918)
                                     -----------------------------------
Net premiums                         $     194,662       $    207,926
                                     ===================================

The Company's ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

                                                     2006           2005
                                                   --------------------------
                                                         (in thousands)

Benefits paid or provided:
 Affiliated                                               -               -
 Non-affiliates                                    $ 31,319      $   25,649
Policy and contract liabilities:
 Affiliated                                               -               -
 Non-affiliates                                    $ 61,181      $   57,667

At December 31, 2006, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2006, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

5. REINSURANCE (CONTINUED)

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2006, if all reinsurance ceded agreements were cancelled.

6. FEDERAL INCOME TAXES

The Company is included in the consolidated income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(1.5) million and $1.3 million as of December 31, 2006 and 2005, respectively.

There are no federal income taxes incurred that will be available for recoupment on December 31, 2006.

The change in net deferred income taxes is comprised of the following:

                                                       December 31
                                                 2006                2005              Change
                                             ----------------------------------------------------
                                                     (in thousands)
Total deferred tax assets                    $    70,524         $   68,370           $   2,154
Total deferred tax liabilities                   (11,643)            (8,572)             (3,071)
                                             ----------------------------------------------------
Net deferred tax asset (liability)           $    58,881         $   59,798                (917)
                                             ==============================
Tax effect of unrealized gains (losses)                                                   1,119
                                                                                      -----------
Change in net deferred income taxes                                                   $     202
                                                                                      ===========


Nonadmitted deferred tax assets increased (decreased) by $4.0 million and $11.6 million for the years ended December 31, 2006 and 2005, respectively.

Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                        2006            2005
                                                      --------------------------
                                                           (in thousands)
Federal income tax expense on operating income        $  5,056       $  (968)
Federal income tax expense on capital gains               (286)          991
Tax credits                                             (5,666)       (3,373)
Prior year over (under) accrual                            332         1,165
                                                      --------------------------
Current income taxes incurred                         $   (564)      $(2,185)
                                                      ==========================

                         Columbus Life Insurance Company
           Notes to Financial Statements (Statutory-Basis) (continued)

6. FEDERAL INCOME TAXES (CONTINUED)

The main components of deferred tax amounts at December 31 are as follows:

                                                           2006                     2005
                                                       ------------------------------------
Deferred tax assets:                                              (in thousands)

 Reserves                                              $    42,125               $   41,662
 Proxy deferred acquisition costs                           20,789                   20,952
 Benefits for employees and agents                           6,669                    5,593
 Stocks/debt securities/short-term investments                 107                        6
 Other                                                         834                      157
                                                       ------------------------------------
Total deferred tax assets                                   70,524                   68,370

Nonadmitted deferred tax assets                            (37,509)                 (33,514)
                                                       ------------------------------------
Admitted deferred tax assets                                33,015                   34,856

Deferred tax liabilities:
 Stocks/debt securities/short-term investments               4,261                    1,137
 Real estate joint ventures                                  5,189                    5,339
 Deferred and uncollected premiums                           1,899                    1,882
 Other                                                         294                      214
                                                       ------------------------------------
Total deferred tax liabilities                              11,643                    8,572
                                                       ------------------------------------
Net admitted deferred tax assets                       $    21,372               $   26,284
                                                       ====================================


                         Columbus Life Insurance Company
           Notes to Financial Statements (Statutory-Basis) (continued)

6. FEDERAL INCOME TAXES (CONTINUED)

The Company's federal income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the years ended December 31, are as follows:

                                                    2006                               2005
                                    -----------------------------------------------------------------------
                                                              Tax                               Tax
                                         Amount              Effect            Amount          Effect
                                    -----------------------------------------------------------------------
                                                              (in thousands)
Gain from operations before
federal income tax expense          $      15,680     $    5,488          $   (2,281)      $     (798)
Book over tax reserves                      4,825          1,689              (3,003)          (1,051)
Net DAC adjustment                           (761)          (266)              2,249              787
IMR amortization                           (1,536)          (538)             (2,099)            (735)
Accrued market discount                     1,774            621               1,604              561
Dividends received deduction                 (160)           (56)               (236)             (83)
Policyholders dividends                    (3,500)        (1,225)               (204)             (71)
Other                                      (1,876)          (657)              1,203              422
                                    -----------------------------------------------------------------------
Taxable income (loss)               $      14,446     $    5,056          $   (2,767)      $     (968)
                                    =======================================================================


7. REGULATORY MATTERS

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2007, the Company has $25.3 million available for payment of dividends to Western and Southern based on a surplus of $253.2 million at December 31, 2006.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

7. REGULATORY MATTERS (CONTINUED)

No dividends were paid in 2006. The Company paid a dividend of $25.0 million to Western Southern in 2005.

8. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations

At December 31, 2006, the Company does not have any material leases for office space or equipment.

9. ANNUITY RESERVES

At December 31, 2006, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                 Amount
                                                             (in thousands)      Percent
                                                             --------------     ----------
Subject to discretionary withdrawal:
 With market value adjustment                                 $       9,859         1.7%
 At book value less current surrender charge of 5% or
 more                                                                95,779        16.8
 At market value                                                          -           -
Subject to discretionary withdrawal (without
 adjustment) at book value with minimal or no
 charge or adjustment                                               448,200        78.6
Not subject to discretionary withdrawal                              16,454         2.9
                                                             --------------     ----------
Total net annuity reserves and deposit fund liabilities       $     570,292       100.0%
                                                             ==============     ==========


The annuity reserves and deposit fund liabilities shown above are included in "policy reserves" in the balance sheets.

                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

9. ANNUITY RESERVES (CONTINUED)

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions that may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. SEPARATE ACCOUNT

The separate account held by the Company represents funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The variable universal life contracts held by the Company do not have any minimum guarantees and the investment risks associated with the market value changes are borne entirely by the policyholder. The assets consist of mutual funds and are carried at market value.

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the U.S. swap rate at issue and at surrender.

                        Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

10. SEPARATE ACCOUNT (CONTINUED)

Information regarding the separate account of the Company as of and for the year ended December 31, 2006, is as follows:

                                                                            Separate Accounts with Guarantees
                                                                 ----------------------------------------------------------
                                                                   Nonindexed
                                                                   Guaranteed            Nonguaranteed
                                                                 Less than / equal         Separate
                                                                        to 4%              Accounts                 Total
                                                                 ----------------------------------------------------------
                                                                                         (in thousands)
Premiums, deposits and other considerations                      $      6,101            $      4,370          $     10,471
                                                                 ==========================================================
Reserves for separate accounts with assets at fair value         $      9,859            $      27,351         $     37,210
                                                                 ==========================================================
Reserves for separate accounts by withdrawal characteristics:
  Subject to discretionary withdrawal (with adjustment):
    With market value adjustment                                 $      9,859            $           -         $      9,859
    At book value without market value adjustment and
     with current surrender charge of 5% or more                            -                        -                    -
    At fair value                                                           -                   27,351               27,351
    At book value without market value adjustment and
      with current surrender charge of less than 5%                         -                        -                    -
                                                                 ----------------------------------------------------------
Subtotal                                                                9,859                   27,351               37,210
Not subject to discretionary withdrawal                                     -                        -                    -
                                                                 ----------------------------------------------------------
Total separate accounts liabilities                              $      9,859            $      27,351         $     37,210
                                                                 ==========================================================


                         Columbus Life Insurance Company
          Notes to Financial Statements (Statutory-Basis) (continued)

10. SEPARATE ACCOUNT (CONTINUED)

A reconciliation of the amounts transferred to and from the separate account is presented below:

                                                                                      2006
                                                                                --------------
                                                                                 (in thousands)

Transfers as reported in the Summary of Operations
 of the Separate Account Statement:
  Transfers to Separate Accounts                                                   $   10,471
  Transfers from Separate Accounts                                                     (1,540)
                                                                                ---------------
Net transfers to (from) Separate Accounts                                               8,931

Reconciling adjustments:
  Other account adjustments                                                               299
  Fees associated with charges for investment management, administration
   and contract guarantees                                                             (1,632)
  Change in expense allowance recognized in reserves                                      (69)
                                                                                --------------
Transfers as reported in the Summary of Operations of the Company                  $    7,529
                                                                                ==============

11. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2006, were as follows:

                                                      Net of
                                  Gross              Loading
                               ------------------------------
                                       (in thousands)

Ordinary new business          $       226             $   55
Ordinary renewal                     3,833              5,371
                               ------------------------------

Total                          $     4,059             $5,426
                               ==============================

STATUTORY - BASIS FINANCIAL STATEMENTS

The Western and Southern Life Insurance Company
Years Ended December 31, 2006 and 2005

                The Western and Southern Life Insurance Company

                     Statutory - Basis Financial Statements

                     Years Ended December 31, 2006 and 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...............  1

Financial Statements

Balance Sheets (Statutory-Basis) ......................................  2
Statements of Operations (Statutory-Basis) ............................  3
Statements of Changes in Capital and Surplus (Statutory-Basis) ........  4
Statements of Cash Flow (Statutory-Basis) .............................  5
Notes to Financial Statements (Statutory-Basis) .......................  6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 1 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting for certain non-insurance subsidiaries, controlled, and affiliated entities.

                                                           /s/ Ernst & Young LLP

Cincinnati, Ohio
April 9, 2007

                 The Western and Southern Life Insurance Company

                        Balance Sheets (Statutory-Basis)

                                                                                           DECEMBER 31
                                                                                    2006                  2005
                                                                                ---------------------------------
                                                                                            (in thousands)
ADMITTED ASSETS

Cash and invested assets:
    Debt securities                                                             $ 3,340,616          $  2,998,184
    Preferred and common stocks                                                   2,574,789             2,157,755
    Investments in common stocks of subsidiaries                                  1,373,004             1,176,757
    Mortgage loans                                                                   56,300                76,891
    Policy loans                                                                    158,874               158,319
    Real estate:
       Properties held for the production of income                                  45,079                74,952
       Properties occupied by the Company                                            31,943                31,963
       Properties held for sale                                                       7,123                     -
    Cash, cash equivalents and short-term investments                               178,718               140,778
    Receivable for securities                                                         2,847                 3,184
    Other invested assets                                                           337,111               305,942
                                                                                ---------------------------------
    Total cash and invested assets                                                8,106,404             7,124,725

Investment income due and accrued                                                    57,605                51,988
Premiums deferred and uncollected                                                    60,599                61,778
Current federal income taxes recoverable                                             12,627                 5,936
Receivables from parent, subsidiaries and affiliates                                 12,618               224,531
Other admitted assets                                                                 6,494                 8,616
Separate account assets                                                             841,255               792,361
                                                                                ---------------------------------
Total admitted assets                                                           $ 9,097,602          $  8,269,935
                                                                                =================================

LIABILITIES AND CAPITAL AND SURPLUS

Liabilities:
    Policy and contract liabilities:
       Life and annuity reserves                                                $ 2,555,385          $  2,529,632
       Accident and health reserves                                                 256,046               238,917
       Liability for deposit-type contracts                                         245,568               248,512
       Policy and contract claims                                                    46,240                50,728
       Dividends payable to policyholders                                            40,463                39,408
       Premiums received in advance                                                   7,820                 7,290
       Amounts held in escrow and unallocated premiums                                    -                 1,765
                                                                                ---------------------------------
    Total policy and contract liabilities                                         3,151,522             3,116,252

    General expense due and accrued                                                 237,668               212,896
    Current federal income taxes payable                                             36,490                24,674
    Net deferred tax liability                                                      422,649               347,910
    Asset valuation reserve                                                         347,976               310,943
    Interest maintenance reserve                                                     51,886                67,156
    Other liabilities                                                               252,300                94,148
    Liability for postretirement benefits other than pensions                       215,640               201,166
    Borrowed money and interest                                                      25,204                31,903
    Separate account liabilities                                                    841,255               792,361
                                                                                ---------------------------------
    Total liabilities                                                             5,582,590             5,199,409

Capital and surplus:
    Common stock, $1 par value, authorized 1,000
       shares, issued and outstanding 1,000 shares                                    1,000                 1,000
    Paid-in surplus                                                                   5,000                 5,000
    Accumulated surplus                                                           3,509,012             3,064,526
                                                                                ---------------------------------
    Total capital and surplus                                                     3,515,012             3,070,526
                                                                                ---------------------------------
Total liabilities and capital and surplus                                       $ 9,097,602          $  8,269,935
                                                                                =================================
See accompanying notes.


                                                                               2

                 The Western and Southern Life Insurance Company

                   Statements of Operations (Statutory-Basis)



                                                                                           DECEMBER 31
                                                                                    2006                2005
                                                                                -------------------------------
                                                                                          (in thousands)

Premiums and other revenues:
   Premiums and annuity considerations                                          $   382,345          $  394,386
   Net investment income                                                            349,338             345,193
   Considerations for supplementary contracts with life contingencies                     8                  88
   Amortization of the interest maintenance reserve                                   8,777              10,431
   Reserve adjustments on reinsurance ceded                                           1,418               1,440
   Other revenues                                                                     1,191                 385
                                                                                -------------------------------
Total premiums and other revenues                                                   743,077             751,923

Benefits paid or provided:
   Death benefits                                                                   200,578             201,918
   Annuity benefits                                                                  94,974              96,060
   Disability and accident and health benefits                                       26,194              28,799
   Surrender benefits                                                               184,645             148,546
   Payments on supplementary contracts                                                  129                 133
   Other benefits                                                                    16,939              23,850
   Increase (decrease) in policy reserves and other policyholders' funds             42,881              35,382
                                                                                -------------------------------
Total benefits paid or provided                                                     566,340             534,688

Insurance expenses and other deductions:
   Commissions                                                                       46,821              48,857
   Commissions and expenses on reinsurance assumed                                   25,389              27,677
   General expenses                                                                 158,221             144,296
   Net transfers to (from) separate account                                         (39,254)            (37,728)
   Reserve adjustments on reinsurance assumed                                      (203,810)           (168,448)
   Other deductions                                                                  33,751               1,851
                                                                                -------------------------------
Total insurance expenses and other deductions                                        21,118              16,505
                                                                                -------------------------------

Gain (loss) from operations before dividends to policyholders, federal
   income tax expense, and net realized capital gains (losses)                      155,619             200,730
Dividends to policyholders                                                           58,403              56,605
                                                                                -------------------------------
Gain (loss) from operations before federal income tax expense
   and net realized capital gains (losses)                                           97,216             144,125
Federal income tax expense (benefit), excluding tax
   on capital gains                                                                  32,278              19,262
                                                                                -------------------------------
Gain (loss) from operations before net realized capital
   gains (losses)                                                                    64,938             124,863
Net realized capital gains or (losses) (excluding gains (losses) transferred to
   IMR and capital gains tax)                                                        89,110              19,145
                                                                                -------------------------------
Net income (loss)                                                               $   154,048          $  144,008
                                                                                ===============================


See accompanying notes.

                 The Western and Southern Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)

                     Years Ended December 31, 2006 and 2005


                                                                                       ACCUMULATED              TOTAL CAPITAL
                                                 COMMON STOCK    PAID-IN SURPLUS         SURPLUS                 AND SURPLUS
                                                 -----------------------------------------------------------------------------------
                                                                                 (in thousands)

Balance, January 1, 2005                         $       1,000      $      5,000     $   2,918,503            $   2,924,503
Net income                                                   -                 -           144,008                  144,008
Change in net deferred income tax asset                      -                 -           (10,636)                 (10,636)
Net change in unrealized gains on investments
      (net of deferred taxes of $22,239)                     -                 -               725                      725
Net change in nonadmitted
      assets                                                 -                 -            (9,144)                  (9,144)
Change in asset valuation reserve                            -                 -             9,830                    9,830
Cumulative effect of change in accounting
      principle                                              -                 -             9,660                    9,660
Other changes, net                                           -                 -             1,580                    1,580
                                                 -----------------------------------------------------------------------------------
Balance, December 31, 2005                               1,000             5,000         3,064,526                3,070,526

Net income                                                   -                 -           154,048                  154,048
Change in net deferred income tax asset                      -                 -            14,558                   14,558
Net change in unrealized gains on investments
      (net of deferred taxes of $89,296)                     -                 -           341,062                  341,062
Net change in nonadmitted assets
      and related items                                      -                 -           (15,422)                 (15,422)
Change in asset valuation reserve                            -                 -           (37,033)                 (37,033)
Dividends to stockholders                                    -                 -           (14,375)                 (14,375)
Other changes, net                                           -                 -             1,648                    1,648
                                                 -----------------------------------------------------------------------------------
Balance, December 31, 2006                       $       1,000      $      5,000     $   3,509,012            $   3,515,012
                                                 ===================================================================================


See accompanying notes.

                 The Western and Southern Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)


                                                                                             DECEMBER 31
                                                                                    2006                    2005
                                                                                -------------------------------------
                                                                                            (in thousands)

CASH FROM OPERATIONS:
   Premiums collected net of reinsurance                                        $   381,876          $        396,553
   Net investment income received                                                   347,345                   396,914
   Benefits paid                                                                   (480,249)                 (510,409)
   Net transfers from (to) separate accounts                                         39,254                    37,728
   Commissions and expense paid                                                     (83,838)                 (103,148)
   Dividends paid to policyholders                                                  (57,347)                  (56,896)
   Federal income taxes recovered (paid)                                            (59,876)                  (51,819)
                                                                                -------------------------------------
   Net cash from operations                                                          87,165                   108,923

CASH FROM INVESTMENTS:
   Proceeds from investments sold, matured or repaid:
      Debt securities                                                             2,928,114                 1,402,305
      Stocks                                                                        660,888                   325,561
      Mortgage loans                                                                 20,592                    59,850
      Real estate                                                                    94,903                         -
      Other invested assets                                                          92,983                    92,737
      Net gains (losses) on cash, cash equivalents and short-term investments            24                         -
      Miscellaneous proceeds                                                            163                     1,543
                                                                                -------------------------------------
   Net proceeds from investments sold, matured or repaid                          3,797,667                 1,881,996

   Cost of investments acquired:
      Debt securities                                                            (3,288,681)               (1,652,288)
      Stocks                                                                       (768,097)                 (366,169)
      Mortgage loans                                                                      -                    (3,366)
      Real estate                                                                   (25,261)                   (2,549)
      Other invested assets                                                        (100,519)                  (58,848)
      Miscellaneous applications                                                     (2,651)                  (16,925)
                                                                                -------------------------------------
   Total cost of investments acquired                                            (4,185,209)               (2,100,145)

   Net change in policy and other loans                                                (555)                      (25)
                                                                                -------------------------------------
   Net cash from (for) investments                                                 (388,097)                 (218,174)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
   Borrowed money                                                                    (6,699)                   31,903
   Net deposits on deposit-type contract funds and other insurance liabilities       (2,944)                 (112,642)
   Other cash provided (applied)                                                    348,515                    32,929
                                                                                -------------------------------------
   Net cash from (for) financing and miscellaneous sources                          338,872                   (47,810)
                                                                                -------------------------------------

   Net change in cash, cash equivalents and short-term investments                   37,940                  (157,061)
   Cash, cash equivalents and short-term investments:
      Beginning of year                                                             140,778                   297,839
                                                                                -------------------------------------
      End of year                                                               $   178,718          $        140,778
                                                                                =====================================



   See accompanying notes.

                The Western and Southern Life Insurance Company

                Notes to Financial Statements (Statutory-Basis)

                               December 31, 2006

1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. Approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company. Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans and short-term investments. Invested assets of $2,522.0 million and $2,527.5 million were allocated to the Closed Block as of December 31, 2006 and 2005, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

In June 2004, the Company announced that its parent, Mutual Holding, agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including Lafayette Life Insurance Company (Lafayette Life) became members of Mutual Holding effective June 15, 2005. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for the Company's policyholders.

                The Western and Southern Life Insurance Company

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

INVESTMENTS

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' (NAIC) rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

                The Western and Southern Life Insurance Company

The Company monitors investments to determine if there has been an other-than-temporary decline in fair market value. Factors management considers for each identified security include the following:

     - the length of time and the extent to which the fair value is below the book/adjusted carry value;

     - the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

     - the Company's intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value.


If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve
(IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

SUBSIDIARIES

The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and

                The Western and Southern Life Insurance Company amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," (principally the prepaid pension asset and electronic data processing equipment, software, and furniture and other equipment) and other assets not specifically identified as an admitted asset within the NAIC's Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUMS AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

                The Western and Southern Life Insurance Company

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

EMPLOYEE BENEFITS

For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

POLICYHOLDER DIVIDENDS

Policyholder dividends are recognized when declared rather than over the term of the related policies.

STATEMENTS OF CASH FLOW

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

                The Western and Southern Life Insurance Company

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

                                                                 2006                          2005
                                                         -----------------------------------------------------
                                                                           (in thousands)
Capital and surplus as reported in the accompanying
 statutory-basis financial statements                    $        3,515,012      $          3,070,526
Deferred policy acquisition costs                                   231,547                   228,328
Policy reserves                                                      85,666                    83,059
Asset valuation and interest maintenance reserves                   399,862                   378,099
Employee benefit income                                             419,527                   437,564
Income taxes                                                       (295,768)                 (290,859)
Net unrealized gain on available-for-sale securities                 98,676                   145,693
Subsidiary equity                                                   520,406                   608,372
Policyholder dividend obligation                                   (171,636)                 (202,855)
Subsidiary reinsurance recoverable                                  188,528                   192,533
Other, net                                                           34,042                    17,065
                                                         -----------------------------------------------------
Stockholder's equity, GAAP basis                         $        5,025,862      $          4,667,525
                                                         =====================================================

                                                                 2006                          2005
                                                         -----------------------------------------------------
                                                                           (in thousands)
Net income as reported in the accompanying
 statutory-basis financial statements                      $        154,048      $            144,008
Deferred policy acquisition costs                                     1,611                     7,225
Policy reserves                                                         526                    (7,746)
Employee benefit income                                                 921                     1,586
Income taxes                                                         (5,962)                  (40,455)
Interest maintenance reserve                                        (15,270)                   (3,564)
SAP vs. GAAP subsidiary income                                      142,689                   113,556
Private equity adjustments                                           (3,228)                   23,701
Other, net                                                            3,814                    11,486
                                                         -----------------------------------------------------
Net income, GAAP basis                                      $       279,149      $            249,797
                                                         =====================================================


                The Western and Southern Life Insurance Company

Other significant statutory accounting practices are as follows:

INVESTMENTS

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

     Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

     Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

     There are no restrictions on non-affiliated common or preferred stocks.

     Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

     Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company's insurance subsidiaries are reported at their underlying statutory equity. The Company's noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries' equity is included in capital and surplus.

                The Western and Southern Life Insurance Company

Joint ventures, partnerships, and limited liability companies are carried at the Company's interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

PREMIUMS

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                The Western and Southern Life Insurance Company

POLICY RESERVES

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance inforce.

Policy reserves for life insurance and supplemental benefits are computed principally on the net level premium method, with new policy issues beginning in 1989 computed on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:

                                                                 PERCENTAGE OF RESERVES
                                                                 ----------------------
                                                                    2006          2005
                                                                 ----------------------
Life insurance:
  1941   Commissioners Standard Ordinary, 2-1/4% -- 3-1/2%           12%          13%
  1941   Standard Industrial, 2-1/2% -- 3-1/2%                       16           17
  1958   Commissioners Standard Ordinary, 2-1/2% -- 6%               30           31
  1980   Commissioners Standard Ordinary, 4% -- 5-1/2%               32           29
  Other, 2% -- 6%                                                     6            6
                                                                 ----------------------
                                                                     96           96
Other benefits (including annuities):
  Various, 2-1/2% -- 8-1/4%                                           4            4
                                                                 ----------------------
                                                                    100%         100%
                                                                 ======================


The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

                The Western and Southern Life Insurance Company

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2006 and 2005, reserves of $58.8 million and $66.6 million, respectively, were recorded on inforce amounts of $2,262.6 million and $2,459.3 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the State of Ohio Insurance Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2006 and 2005. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

                The Western and Southern Life Insurance Company

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $25.2 million and $31.9 million of mortgage-backed securities that were subject to the agreements at December 31, 2006 and 2005, respectively.

SECURITIES LENDING

The Company loaned $329.1 million and $205.9 million of various U.S. Treasury and corporate debt securities and common stocks as part of a securities lending program administered by the Bank of New York as of December 31, 2006 and 2005, respectively. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company monitors the fair value of the underlying securities as compared with the related receivable or payable, including accrued interest, and requests additional collateral as necessary. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheets. Unrestricted collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral. Restricted collateral is not reflected on the balance sheets as an asset or a liability. The Company had $324.9 million and $173.0 million of unrestricted collateral and $12.6 million and $38.2 million of restricted collateral held in the Bank of New York Cash Reserves as of December 31, 2006 and 2005, respectively.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds all of the Company's pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company's

                The Western and Southern Life Insurance Company statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

FEDERAL INCOME TAXES

The Company files a consolidated income tax return with its eligible subsidiaries. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement. Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer's fully vested and retiree group.

ACCOUNTING CHANGE

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, Investments in Subsidiary, Controlled, and Affiliated Entities, A Replacement of SSAP No. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCA's). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to surplus of $9.7 million.

                The Western and Southern Life Insurance Company

RECLASSIFICATIONS

Certain 2005 amounts in the Company's statutory-basis financial statements have been reclassified to conform to the 2006 financial statement presentation.

                The Western and Southern Life Insurance Company

2.   INVESTMENTS

Fair values for debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company's investments in debt securities are summarized as follows:

                                                      BOOK/
                                                    ADJUSTED                  GROSS                  GROSS
                                                    CARRYING               UNREALIZED             UNREALIZED
                                                      VALUE                   GAINS                 LOSSES               FAIR VALUE
                                                    -------------------------------------------------------------------------------
                                                                                     (in thousands)
At December 31, 2006:
  U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies                      $   209,019      $            2,495       $           (858)     $         210,656
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                             89,107                      23                   (388)                88,742
  Corporate securities/asset-backed
    securities                                      2,365,783                 125,538                (23,107)             2,468,214
  Mortgage-backed securities                          676,707                   6,076                 (6,293)               676,490
                                                  ----------------------------------------------------------------------------------
Total                                             $ 3,340,616      $          134,132       $        (30,646)     $       3,444,102
                                                  ==================================================================================
At December 31, 2005:
  U.S. Treasury securities and
    obligations of U.S. government
    corporation and agencies                      $     225,103    $            4,848       $           (786)     $         229,165
  Debt securities issued by states of the
    U.S. and political subdivisions of the
    states                                              113,925                   266                   (152)               114,039
  Corporate securities/asset-backed
    securities                                        2,082,301               161,527                (17,650)             2,226,178
  Mortgage-backed securities                            576,855                 8,434                 (6,526)               578,763
                                                  ----------------------------------------------------------------------------------
Total                                             $  2,998,184     $          175,075       $        (25,114)      $      3,148,145
                                                  ==================================================================================


                The Western and Southern Life Insurance Company

During 2006, the NAIC held discussions regarding the appropriate classification of certain securities on an insurer's balance sheet. These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations. As a result of these discussions, the NAIC required that various securities be reclassified from debt securities to preferred stocks in the balance sheet. During 2006, the Company reclassified 2 securities held at December 31, 2005 with a book value of $11.3 million and a fair value of $11.1 million. The December 31, 2005 balances in these financial statements have not been adjusted to reflect the security reclassifications.

At December 31, 2006 and 2005, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $132.7 million and $158.1 million, respectively, and an aggregate fair value of $147.9 million and $171.4 million, respectively. Such holdings amounted to 3.98% and 5.3%, respectively, of the Company's investments in debt securities and 1.46% and 1.9%, respectively, of the Company's total admitted assets as of December 31, 2006 and 2005. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                          UNREALIZED LOSSES LESS THAN                          UNREALIZED LOSSES GREATER
                                               OR EQUAL TO 12 MONTHS                                THAN 12 MONTHS
                                          ------------------------------------------------------------------------------------------

                                               UNREALIZED                                   UNREALIZED
                                                  LOSSES             FAIR VALUE               LOSSES                FAIR VALUE
                                          ------------------------------------------------------------------------------------------
At December 31, 2006:                                                         (in thousands)

  U.S. Treasury securities and
     obligations of U.S.
     government corporations
     and agencies                         $          (776)     $        118,683      $             (82)      $           2,920
  Debt securities issued by
     states of the U.S. and
     political subdivisions of the
     states                                           (63)                7,987                   (325)                  8,250
  Corporate securities/asset-
     backed securities                            (11,278)              506,552                (11,829)                266,218
  Mortgage-backed securities                       (2,634)              282,494                 (3,659)                138,551
                                          ------------------------------------------------------------------------------------------
Total                                     $       (14,751)     $        915,716      $         (15,895)      $         415,939
                                          ==========================================================================================
Preferred stocks                          $        (1,024)     $         50,401      $            (665)      $          13,869
                                          ==========================================================================================
Common stocks, unaffiliated               $        (8,452)     $         86,747      $               -       $               -
                                          ==========================================================================================


                The Western and Southern Life Insurance Company

                                                UNREALIZED LOSSES LESS THAN            UNREALIZED LOSSES GREATER
                                                  OR EQUAL TO 12 MONTHS                      THAN 12 MONTHS
                                               ---------------------------------------------------------------------------
                                               UNREALIZED                               UNREALIZED
                                                  LOSSES         FAIR VALUE             LOSSES             FAIR VALUE
                                               ---------------------------------------------------------------------------
At December 31, 2005:                                                       (in thousands)
  U.S. Treasury securities and
     obligation of U.S.
     government corporations and
     agencies                                  $     (466)    $      63,689         $         (319)      $      5,245
  Debt securities issued by states
     of the U.S. and political
     subdivisions of the states                      (152)            8,423                      -                  -
  Corporate securities/asset-
     backed securities                            (15,832)          627,210                 (1,819)            32,293
  Mortgage-backed securities                       (5,574)          288,056                   (953)            21,484
                                               ---------------------------------------------------------------------------
Total                                          $  (22,024)    $     987,378         $       (3,091)      $     59,022
                                               ===========================================================================
Preferred stocks                               $     (334)    $      13,488         $            -       $          -
                                               ===========================================================================
Common stocks, unaffiliated                    $  (19,144)    $     192,524         $            -       $          -
                                               ===========================================================================


Investments that are impaired at December 31, 2006 and 2005, for which an other-than temporary impairment has not been recognized, consist mainly of corporate debt securities and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.69% and 4.13% of the amortized cost of these securities at December 31, 2006 and 2005, respectively. At December 31, 2006, there were a total of 346 securities held that are considered temporarily impaired, 100 of which have been impaired for 12 months or longer. At December 31, 2005 there were a total of 309 securities held that are considered temporarily impaired, 18 of which have been impaired for 12 months or longer.

                The Western and Southern Life Insurance Company

A summary of the cost or amortized cost and fair value of the Company's debt securities at December 31, 2006, by contractual maturity, is as follows:

                                            COST OR
                                          AMORTIZED
                                              COST        FAIR VALUE
                                 ---------------------------------------
                                              (in thousands)
Years to maturity:
 One or less                     $          91,910      $     92,004
 After one through five                    305,148           315,376
 After five through ten                    617,893           618,037
 After ten                               1,648,958         1,742,195
 Mortgage-backed securities                676,707           676,490
                                 ---------------------------------------
Total                            $       3,340,616      $ 3,444,102
                                 =======================================

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2006 and 2005 were $2,477.8 million and $968.6 million; gross gains of $20.9 million and $22.7 million and gross losses of $20.2 million and $12.0 million were realized on these sales in 2006 and 2005, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

                                                                 2006                 2005
                                                         ----------------------------------------
                                                                        (in thousands)
Realized capital gains (losses)                          $         115,425       $         35,773
  Less amount transferred to IMR (net of related taxes
  of $3,496 in 2006 and $6,867 in 2005)                             (6,493)                 6,867
  Less federal income tax expense (benefit) of realized
  capital gains                                                     32,808                  9,761
                                                         ----------------------------------------
Net realized capital gains (losses)                      $          89,110       $         19,145
                                                         ========================================


                The Western and Southern Life Insurance Company

Unrealized gains and losses on investments in common stocks and non-affiliated common stock of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

                                                          GROSS               GROSS
                                                        UNREALIZED          UNREALIZED
                                       COST               GAINS               LOSSES              FAIR VALUE
                                 -------------------------------------------------------------------------------
                                                                 (in thousands)
At December 31, 2006:
  Preferred stocks               $      165,692       $       2,748       $     (1,690)       $     166,750

  Common stocks, unaffiliated    $      870,471       $   1,547,079       $     (8,453)           2,409,097
  Common stocks of subsidiaries
    and affiliates                      952,078             495,784            (74,858)           1,373,004
                                 -------------------------------------------------------------------------------
                                 $    1,822,549       $   2,042,863       $    (83,311)       $   3,782,101
                                 ===============================================================================

At December 31, 2005:
  Preferred stocks               $      112,694       $         413       $       (333)       $     112,774

  Common stocks, unaffiliated    $      739,358       $   1,324,847       $    (19,144)       $   2,045,061
  Common stocks of subsidiaries
    and affiliates                      940,038             329,843            (93,124)           1,176,757
                                 -------------------------------------------------------------------------------
                                 $    1,679,396       $   1,654,690       $   (112,268)       $   3,221,818
                                 ===============================================================================


Proceeds from the sales of investments in equity securities during 2006 and 2005 were $550.3 million and $224.1 million; gross gains of $81.7 million and $34.9 million and gross losses of $18.4 million and $12.2 million were realized on these sales in 2006 and 2005, respectively.

                The Western and Southern Life Insurance Company

Net investment income consisted of the following for the years ended December
31:

                                                        2006           2005
                                                     ---------------------------
                                                             (in thousands)
 Debt securities                                     $  180,924      $   170,251
 Equity securities                                       74,363           88,149
 Mortgage loans                                           6,012           10,030
 Real estate                                             22,848           27,374
 Policy loans                                            10,168            9,995
 Cash, cash equivalents and short-term investments       11,182           15,898
 Other invested assets                                   48,521           50,473
 Other                                                   21,836              760
                                                     ---------------------------
Gross investment income                                 375,854          372,930
Investment expenses                                      26,516           27,737
                                                     ---------------------------
Net investment income                                $  349,338      $   345,193
                                                     ===========================

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2006, 44.0% of such mortgages ($24.8 million) involved properties located in Ohio and Florida. Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.9 million. During 2006, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2006, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excessof the loan over the maximum loan that would be allowed on the land without the building. During 2006, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2006 were $94.9 million; gross gains of $50.4 million were realized on those sales. No gross losses where realized on the sales of real estate in 2006. There were no directly owned properties sold in 2005.

3.   FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the fair value of financial instruments in the accompanying financial statements and notes thereto.

Fair values for cash, cash equivalents and short-term investments approximate cost.

Fair values for debt and equity securities are disclosed in Note 2.

                The Western and Southern Life Insurance Company

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying value of mortgage loans were $56.3 million and $76.9 million at December 31, 2006 and 2005, respectively. Fair values of mortgage loans were $58.0 million and $133.4 million at December 31, 2006 and 2005, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $158.9 and $158.3 million at December 31, 2006 and 2005, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

4.   RELATED PARTY TRANSACTIONS

Intercompany fees for management services to Western-Southern Life Assurance Company and Columbus Life Insurance Company (Columbus Life), both wholly owned subsidiaries, included in net income of the Company were $57.3 million and $56.3 million, and $6.2 million and $6.6 million in 2006 and 2005, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $26.5 million and $49.4 million in 2006 and 2005, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $173.7 million and $191.3 million at December 31, 2006 and 2005, respectively.

At December 31, 2006 and 2005, the Company had $173.1 million and $150.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

In 2006 and 2005, respectively, the Company received dividends of $6.8 million and $4.0 million from various Touchstone Funds. In 2005, the Company received a dividend of $25.0 million from Columbus Life and a dividend of $1.1 million from Fort Washington Investment Advisors.

                The Western and Southern Life Insurance Company

The Company participated in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "other invested assets" on the balance sheets, was $33.7 million at December 31, 2005.

In 2006, the Company made a cash capital contribution of $3.0 million to Fort Washington Savings Company and $0.15 million to Westad, both wholly-owned subsidiaries. The Company paid no capital contributions in 2005.

At December 31, 2006, the Company had a promissory note receivable for $4.8 million bearing interest at 6.0% outstanding from Ft. Washington Investment Advisors, a wholly-owned subsidiary. The note receivable is classified as a debt security on the balance sheet and has a maturity date of December 31, 2011. Interest received on this note during 2006 was $.04 million.

At December 31, 2006, the Company had a promissory note receivable for $7.1 million bearing interest at 7% outstanding from IFS Financial Services, a wholly-owned subsidiary. This note receivable is classified as a debt security on the balance sheet and has a maturity date of December 31, 2011. Interest received on the note during 2006 was $1.2 million.

In 2006, a promissory note from Touchstone advisors was paid off in the amount of $2.0 million. Interest received on this note during 2006 was $0.1 million.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

5.   REINSURANCE

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has two modified coinsurance agreements with its subsidiary, Western-Southern Life Assurance Company, whereby the Company assumes certain universal life business issued by its subsidiary prior to 2004. Under the terms of the agreements, the subsidiary retains the reserves and the related assets of this business. The Company records, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

The Company also has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products

                The Western and Southern Life Insurance Company written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $756.7 million and $783.6 million at December 31, 2006 and 2005, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company. This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $22.5 million and $23.3 million at December 31, 2006 and 2005, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliate entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $0.9 million at December 31, 2006.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

                                2006                 2005
                           ----------------------------------
                                    (in thousands)

Direct premiums            $     297,287         $    298,083
Assumed premiums
     Affiliated                   94,808              105,474
     Non-affiliates                    -                    -
Ceded premiums
     Affiliates                        -                    -
     Non-affiliates               (9,750)              (9,171)
                           ----------------------------------
Net premiums               $     382,345         $    394,386
                           ----------------------------------

                The Western and Southern Life Insurance Company

The Company's ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

                                     2006              2005
                                   ----------------------------
                                         (in thousands)
Benefits paid or provided
  Non-affiliates                      2,044               5,189
Policy and contract liabilities
  Affiliated                        750,276             776,552
  Non-affiliates                      7,609               7,794

During 2006 and 2005, the Company did not write off any reinsurance balances as a charge to operations.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2006, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

The reduction in capital and surplus at December 31, 2006 if all reinsurance agreements were cancelled is $86.4 million.

6. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due from the subsidiaries for federal income taxes were $12.6 million and $5.9 million at December 31, 2006 and 2005, respectively.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2006 in the event of future net losses is $57.9 million and $30.5 million from 2006 and 2005, respectively.

                The Western and Southern Life Insurance Company

The change in net deferred income taxes is comprised of the following:

                                                        DECEMBER 31
                                               2006                   2005            CHANGE
                                         ----------------------------------------------------------
                                                                (in thousands)
Total deferred tax assets                $      256,109        $        247,494         $    8,615
Total deferred tax liabilities                 (678,758)               (595,404)           (83,354)
                                         ----------------------------------------------------------
Net deferred tax asset (liability)       $     (422,649)       $       (347,910)           (74,739)
                                         =======================================
Tax effect of unrealized gains (losses)                                                     89,297
                                                                                ------------------
Change in net deferred income taxes                                                     $   14,558
                                                                                ==================


Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                     2006              2005
                                                --------------------------------
                                                          (in thousands)
Federal income tax expense on operating income  $    25,484        $     21,899
Federal income tax expense on capital gains          32,808               9,761
Tax credits                                            (392)             (1,171)
Prior year over (under) accrual                       7,186              (1,466)
                                                --------------------------------
Current income taxes incurred                   $    65,086        $     29,023
                                                ================================

                The Western and Southern Life Insurance Company

The main components of the deferred tax amounts at December 31 are as follows:

                                                  2006                 2005
                                          --------------------------------------
Deferred tax assets:                                   (in thousands)
 Reserves                                 $      92,543      $           96,026
 Deferred acquisition costs                      46,224                  46,973
 Benefit for employees and agents               106,315                  94,421
 Other                                           11,027                  10,074
                                          --------------------------------------
Total deferred tax assets                       256,109                 247,494

  Nonadmitted deferred tax assets                     -                       -
                                          --------------------------------------
Admitted deferred tax assets                    256,109                 247,494

Deferred tax liabilities:
 Stocks/debt securities                         608,969                 518,575
 Other invested assets                           39,978                  40,520
 Other                                           29,811                  36,309
                                          --------------------------------------
Total deferred tax liabilities                  678,758                 595,404
                                          --------------------------------------
Net admitted deferred income
  tax liabilities                         $    (422,649)      $        (347,910)
                                          --------------------------------------

                The Western and Southern Life Insurance Company

The Company's federal income tax expense differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

                                                       2006                                           2005
                                -------------------------------------------------------------------------------------------
                                                               TAX                                               TAX
                                         AMOUNT               EFFECT                    AMOUNT                  EFFECT
                                -------------------------------------------------------------------------------------------
                                                                       (in thousands)
Gain from operations before
  federal income tax expense     $        97,216               $   34,026         $        144,125       $           50,444
Book over tax reserves                      (461)                    (162)                  (6,545)                  (2,291)
Net deferred acquisition cost
   adjustment                             (2,226)                    (779)                  (1,254)                    (439)
IMR amortization                          (8,777)                  (3,072)                 (10,431)                  (3,651)
Depreciation                                (708)                    (248)                     207                       72
Change in dividend liability              (9,948)                  (3,481)                    (267)                     (93)
Accrued market discount                      413                      145                   (1,639)                    (574)
Dividends received deduction             (28,754)                 (10,064)                 (51,707)                 (18,097)
Pension                                    5,008                    1,753                   (3,382)                  (1,184)
Non qualified deferred
  compensation                             6,623                    2,318                    5,819                    2,037
Change in litigation reserve              (2,899)                  (1,015)                 (15,093)                  (5,283)
Post retirement benefits                  14,474                    5,066                    3,514                    1,230
Other                                      2,851                      997                     (779)                    (272)
                                -------------------------------------------------------------------------------------------
Taxable income                   $        72,812               $   25,484         $         62,568       $           21,899
                                ============================================================================================


7.   REGULATORY MATTERS


The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2006 and 2005, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent

                The Western and Southern Life Insurance Company of earned surplus as of the preceding December 31. In 2007, the Company has $336.8 million available for payment of dividends based on capital and surplus of $3,512.1 million at December 31, 2006 less dividends paid in 2006 of $14.4 million.

8.   COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company's financial position or results of operations.

At December 31, 2006, the Company does not have any material lease agreements for office space or equipment.

9.   ANNUITY RESERVES AND DEPOSIT LIABILITIES

At December 31, 2006, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

                                                          AMOUNT      PERCENT
                                                    ----------------------------
                                                       (in thousands)
At book value without adjustment (with minimal or no
  charge or adjustment)                             $     445,241          34.6%
Not subject to discretionary withdrawal                   843,348          65.4
                                                    ----------------------------
Total annuity reserves and deposit fund liabilities
  -- before reinsurance                                                   100.0%
                                                        1,288,589
                                                                     ===========
Less reinsurance ceded                                    197,900
                                                    -----------------
Net annuity reserves and deposit fund liabilities   $   1,090,689
                                                    =================

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                The Western and Southern Life Insurance Company

10. EMPLOYEE RETIREMENT BENEFITS

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company's employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

                The Western and Southern Life Insurance Company

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

                                                         PENSION BENEFITS                               POST RETIREMENT MEDICAL
                                                 -----------------------------------------------------------------------------------
                                                     2006               2005                          2006                  2005
                                                 -----------------------------------------------------------------------------------
                                                                             (in thousands)
CHANGE IN BENEFIT OBLIGATION:
   Benefit obligation at beginning of year        $  660,057            $571,042                  $   231,706            $  247,965
   Service cost                                       15,686              13,406                       11,209                10,487
   Interest cost                                      37,638              34,993                       13,471                12,552
   Contribution by plan participants                       -                   -                        1,931                 1,819
   Actuarial (gain) loss                              (7,797)             43,580                         (341)              (28,308)
   Benefits paid                                     (38,333)            (36,754)                     (12,798)              (12,809)
   Plan amendments                                         -                   -                      (22,264)                    -
   Business combination                                    -              33,791                            -                     -
                                                 -----------------------------------------------------------------------------------
   Benefit obligation at end of year              $  667,251            $660,058                  $   222,914            $  231,706
                                                 ===================================================================================

CHANGE IN PLAN ASSETS:
   Fair value of plan assets at beginning of
     year                                         $  792,361            $779,681                  $         -            $        -
   Actual return on plan assets                       87,227              25,452                            -                     -
   Employer contribution                                   -                   -                       10,867                10,990
   Plan participants' contributions                        -                   -                        1,931                 1,819
   Benefits paid                                    (38,333)             (36,754)                     (12,798)              (12,809)
   Business combination                                    -              23,983                            -                     -
                                                 -----------------------------------------------------------------------------------
   Fair value of plan assets at end of year        $ 841,255            $792,362                  $         -            $        -
                                                 ===================================================================================

FUNDED STATUS:
   (Unfunded)/overfunded obligation               $  174,004            $132,304                  $  (222,914)           $ (231,706)
   Unamortized prior service cost                     13,989                 569                      (38,746)              (17,963)
   Remaining net obligation or net asset                   -               3,096                            -                     -
   Unrecognized net (gain) or loss                   349,509             411,700                       46,020                48,503
                                                 -----------------------------------------------------------------------------------
   Prepaid assets* (accrued liabilities)          $  537,502            $547,669                  $  (215,640)           $ (201,166)
                                                 ===================================================================================

ACCUMULATED BENEFIT OBLIGATION FOR VESTED
EMPLOYEES AND PARTIALLY VESTED EMPLOYEES TO
THE EXTENT VESTED                                 $  584,933            $542,616                  $   222,914            $  231,706
BENEFIT OBLIGATION FOR NON-VESTED EMPLOYEES:
   Projected pension obligation                   $    5,754            $  7,797                  $         -            $        -
   Accumulated benefit obligation                 $    3,424            $  4,458                  $         -            $        -
COMPONENTS OF NET PERIODIC BENEFIT COST:
   Service cost                                   $   15,686            $ 13,406                  $    11,209            $   10,487
   Interest cost                                      37,638              34,993                       13,471                12,552
   Expected return on plan assets                    (71,131)            (71,083)                           -                     -
   Amount of recognized gains and losses              26,410              17,473                        2,142                 1,161
   Amount of prior service cost recognized             1,565                  31                       (1,481)               (1,481)
                                                 -----------------------------------------------------------------------------------
   Total net periodic benefit cost (benefit)      $   10,168            $ (5,180)                 $    25,341            $   22,719
                                                 ===================================================================================


                The Western and Southern Life Insurance Company

 Weighted-average assumptions used to determine net periodic benefit cost as of December 31:
    Weighted average discount rate               5.75%   6.25%   5.75%   6.25%
    Rate of compensation increase                4.60%   4.60%   4.60%   4.60%
    Expected long-term rate of return on plan
      assets                                     8.50%   8.50%    N/A     N/A

 Weighted-average assumptions used to determine net periodic benefit obligation as of December 31:
    Weighted average discount rate               6.00%   5.75%   6.00%   5.75%
    Rate of compensation increase                4.60%   4.60%   4.60%   4.60%

* Indicates non-admitted


The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan's target asset allocation to determine the weighted-average long-term return. The Company's long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2006 and 2005, and the target allocation for 2007 by asset category, are as follows:


                                     TOTAL
                                 ALLOCATION
                                 PERCENTAGE      PERCENTAGE OF PLAN ASSETS
                                 -----------------------------------------------
                                    2007           2006            2005
                                 -----------------------------------------------
Asset category:
  Equity securities                  55%             65%            57%
  Fixed income securities            40              27             39
  Short-term investments              -               -              -
  Other                               5               8              4
                                 -----------------------------------------------
Total                               100%            100%           100%
                                 ===============================================

                The Western and Southern Life Insurance Company

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes, a 9.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2006. The rate was assumed to decrease gradually to 4.75% for 2012 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2006 by $23.2 million and $(19.9) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2006 by $3.2 million and $(2.7) million, respectively.

The Company paid gross benefits to the post-retirement medical plan of $12.1 million in 2006 and expects to pay $203.3 million in 2007 and beyond. The Company received $1.2 million of subsidies in 2006 and expects to receive $22.2 million of subsidies in 2007 and beyond related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2006 and 2005, the pension plan had $77.3 million and $44.2 million, respectively, invested in Touchstone Funds, mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2005 the Company's pension plan was merged with the pension plan of Lafayette Life. On that date, the Plan assumed the full liability of Lafayette Life's pension plan and took control of the assets. The Lafayette Life pension plan had, as of December 31, 2005, the date of the merger, plan assets of $24.0 million and a projected benefit obligation of $33.8 million. These amounts have been included in the above disclosures.

                The Western and Southern Life Insurance Company

As of December 31, 2006, future benefit payments for the pension plan are expected as follows: 2007 -- $37.2 million, 2008 -- $37.9 million, 2009 -- $38.5 million, 2010 -- $39.3 million, 2011 --$40.2 million, and the five years thereafter -- $222.9 million. Future benefit payments for the post-retirement healthcare and life insurance benefits plan are expected as follows: 2007 -- $19.1 million, 2008 -- $20.1 million, 2009 -- $20.9 million, 2010 -- $21.7 million, 2011 -- $22.5 million, and the five years thereafter -- $118.3 million.

The Company does not expect to make contributions to the pension plan during 2007. The Company expects to contribute approximately $19.1 million during 2007 to its post-retirement healthcare and life insurance benefits plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company's contributions to the plan are based on a combination of the employee's contributions to the plan and a percentage of the employee's earnings for the year. Total Company contributions to the defined contribution plan were $1.2 million and $1.2 million for 2006 and 2005, respectively.

11.  PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2006 were as follows:

                                              GROSS            NET OF LOADING
                                         ---------------------------------------
                                                     (in thousands)
Ordinary new business                    $       11,570          $           877
Ordinary renewal                                 80,555                   59,061
Accident and health renewal                         296                      146
Assumed investment type contracts                   515                      515
                                         ---------------------------------------
Total                                    $       92,936          $        60,599
                                         =======================================

                                     PART C

                                OTHER INFORMATION

ITEM 26. -- EXHIBITS

     (a) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

     (b)  Not applicable

     (c) (1) (i) Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc. (2)

               (ii) Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (9)

               (iii) Supplemental Addendum to Schedule A of Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (9)

               (iv) Amended Schedule A to Distributor Agreement between the Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (14)

          (2) (i) Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

               (ii) Commission Schedule to Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (9)

               (iii) Form of Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., Columbus Life Insurance Company and a broker-dealer (9)

               (vi) Amended Commission Schedule to Form of General Agency Agreement or Broker Dealer Sales Agreement (14)

          (3)  Form of override commission schedule (14)

     (d) (1) Form of Survivorship Variable Universal Life Insurance Policy issued by Columbus Life Insurance Company (8)

          (2)  Form of Accelerated Death Benefit Rider (3)

          (3)  Form of Other Insured Rider (9)

          (4)  Form of Accelerated Death Benefit Plus Rider (3)

          (5)  Form of Extended Coverage Benefit Rider (9)

          (6)  Form of Extended No-Lapse Guarantee Rider (9)

          (7)  Form of Last Survivor Additional Life Rider (9)

          (8)  Form of Estate Protection Rider (9)

          (9)  Form of Estate Tax Repeal Rider (9)

          (10) Form of Enhanced Cash Value Rider (13)

     (e) (1) Form of Columbus Life Insurance Company Application for Life Insurance (3)

          (2) Form of Columbus Life Insurance Company Supplement to Application for Life Insurance to be Completed When Applying for Flexible Premium Variable Universal Life (3)

          (3) Alternative form of Columbus Life Insurance Company Application for Life Insurance (9)

          (4) Alternative form of Columbus Life Ins. Co. Application for Life Insurance (13)

     (f) (1) (i) Certificate of Incorporation of the Columbus Life Insurance Company (5)

               (ii) Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company (5)

          (2)  Code of Regulations of the Columbus Life Insurance Company (5)

     (g)  Not applicable.

     (h) (1) (i) Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (5)

               (ii) Amended Exhibit B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

               (iii) Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

               (iv) Amended Exhibit A to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (9)

               (v) Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (12)

               (vi) Service Fee Agreement between Touchstone Advisors, Inc. and Columbus Life Insurance Company (12)

          (2) (i) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

               (ii) Amendment No.1 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

               (iii) Amendment No. 2 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

          (3) (i) Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

               (ii) Amendment No.1 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

               (iii) Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company
               (6)

          (4) (i) Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

               (ii) Amendment No. 1 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (7)

               (iii) Amendment No. 2 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (9)

          (5) Distribution and Shareholder Services Agreement, Service Shares of Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

          (6) (i) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (3)

               (ii) Amendment No. 1 to Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company
               (9)

               (iii) Administrative Services Agreement between Massachusetts Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

          (7) Participation Agreement among The Legends Fund, Inc., Touchstone Securities, Inc. and Columbus Life Insurance Company (3)

          (8) (i) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

               (ii) Amendment No. 1 to Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (9)

               (iii) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

               (iv) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

               (v) Sub-license Agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

          (9) (i) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company
               (3)

               (ii) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

               (iii) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

               (iv) Amendment No. 1 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

               (v) Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

               (vi) Amendment No. 1 to Letter Agreement between
               OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

               (vii) Amendment to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (10)

          (10) (i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (5)

               (ii) Agreement with respect to Trademarks and Fund Names between AIM Management Group Inc. and Columbus Life Insurance Company (5)

               (iii) Amendment to Agreement with respect to Trademarks and Fund Names between AIM Management Group, Inc. and Columbus Life Insurance Company (14)

               (iv) Administrative Services Agreement between Columbus Life Insurance Company and AIM Advisors, Inc. (5)

               (v) Amendment to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (12)

               (vi) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (14)

               (vii) Form of Distribution Agreement between Touchstone Securities, Inc. and A I M Distributors, Inc. (11)

          (11) (i) Form of Participation Agreement between Columbus Life Insurance Company and J.P. Morgan Series Trust II (11)

               (ii) Form of Service Agreement between Columbus Life Insurance Company and JPMorgan Chase Bank (11)

          (12) Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc. (11)

          (13) (i) Form of Participation Agreement between Columbus Life Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc. (11)

               (ii) Form of Service Agreement between Deutsche Investment Management Americas Inc. and Columbus Life Insurance Company (12)

          (14) Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company (12)

          (15) (i) Form of Participation Agreement between Columbus Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc. (11)

               (ii) Form of Service Agreement between Van Kampen Funds Inc. and Columbus Life Insurance Company (11)

          (16) (i) Form of Participation Agreement between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (11)

               (ii) Form of Service Agreement between Morgan Stanley & Co. Incorporated and Columbus Life Insurance Company (11)

               (iii) Form of Service Agreement between Morgan Stanley Investment Management Inc. and Columbus Life Insurance Company (12)

          (17) (i) Form of Rule 22c-2 Agreement with respect to AIM Variable Insurance Funds (filed herewith)

               (ii) Form of Rule 22c-2 Agreement with respect to The Alger American Fund (filed herewith)

               (iii) Form of Rule 22c-2 Agreement with respect to DWS Investments VIT Funds and DWS Variable Series I (filed herewith)

               (iv) Form of Rule 22c-2 Agreement with respect to Fidelity Variable Insurance Products Funds (filed herewith)

               (v) Form of Rule 22c-2 Agreement with respect to Franklin Templeton Variable Insurance Products Trust (filed herewith)

               (vi) Form of Rule 22c-2 Agreement with respect to Janus Aspen Series (filed herewith)

               (vii) Form of Rule 22c-2 Agreement with respect to JP Morgan Series II Trust (filed herewith)

               (viii) Form of Rule 22c-2 Agreement with respect to MFS Variable Insurance Trust (filed herewith)

               (ix) Form of Rule 22c-2 Agreement with respect to Oppenheimer Variable Account Funds and Panorama Series Funds (filed herewith)

               (x) Form of Rule 22c-2 Agreement with respect to PIMCO Variable Insurance Trust (filed herewith)

               (xi) Form of Rule 22c-2 Agreement with respect to Putnam Variable Trust (filed herewith)

               (xii) Form of Rule 22c-2 Agreement with respect to Touchstone Variable Series Trust (filed herewith)

               (xiii) Form of Rule 22c-2 Agreement with respect to Van Kampen Life Investment Trust (filed herewith)

               (xiv) Form of Rule 22c-2 Agreement with respect to The Universal Institutional Funds, Inc. (filed herewith)

     (i)  Not applicable.

     (j) (1) Guaranty from The Western and Southern Life Insurance Company on behalf of Columbus Life Insurance Company (16)

     (k)  (1)  Opinion and Consent of Counsel (10)

          (2) Opinion and Consent of Counsel to The Western and Southern Life Insurance Company (16)

     (l)  Not applicable.

     (m)  Not applicable.

     (n) (1) Consent of Independent Registered Public Accounting Firm (filed herewith)

          (2) Powers of Attorney for Columbus Life Insurance Company (10), (15) and (16)

          (3) Powers of Attorney for The Western and Southern Life Insurance Company (16)

     (o)  Not applicable.

     (p)  Not applicable.

     (q) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Survivorship Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (10)

___________________

(1)  Incorporated by reference to the Registration Statement on Form S-6,
     File No. 333-78489, filed May 14, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1,
     2000.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.
(4) Incorporated by reference to the Registration Statement, File No. 333-47940, filed October 13, 2000.
(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed August
     19, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on April
     26, 2001.
(7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2001.
(8)  Incorporated by reference to the Registration Statement on Form S-6,
     File No. 333-73390, filed November 15, 2001.
(9) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-73390, filed January
     28, 2002.
(10) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-73390, filed April 30, 2002.
(11) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, File No. 333-73390, filed February 18, 2003.

(12) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-73390, filed April 25, 2003.
(13) Incorporated by reference to Registration Statement on Form N-6, File No. 333-121135, filed December 10, 2004.
(14) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-121135, filed March 24, 2005.
(15) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-6, File No. 333-73390, filed April 28, 2006.
(16) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-73390, filed April 13, 2007.

ITEM 27. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR
The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 27 is 400 East Fourth Street, Cincinnati, Ohio 45202.

Name                            Positions and Offices with Depositor

William J. Williams             Director

John F. Barrett                 Director and Chairman of the Board

Lawrence J. Grypp               Director

J.J. Miller                     Director, President and Chief Executive Officer

James N. Clark                  Director

Robert L. Walker                Director, Senior Vice President and Chief
                                Financial Officer

James K. Risk III               Director
1815 Sagamore Pkwy N.
Lafayette, IN 47903

Joseph H. Seaman                Director
PO Box 380
Lafayette, IN  47902

Robert B. Truitt                Director
3601 Sagamore Pkwy N.
Lafayette, IN  47904

Clint D. Gibler                 Senior Vice President and Chief Information
                                Officer

Noreen J. Hayes                 Senior Vice President

Edward S. Heenan                Senior Vice President

Constance M. Maccarone          Senior Vice President, Insurance Operations

Nora E. Moushey                 Senior Vice President and Chief Actuary

Nicholas P. Sargen              Senior Vice President and Chief Investment
                                Officer

Donald J. Wuebbling             Senior Vice President and Secretary

Keith W. Brown                  Vice President & Chief Underwriter

David T. Henderson              Vice President

Bradley J. Hunkler              Vice President and Comptroller

Phillip E. King                 Vice President and Auditor

Gregory A. Poston               Vice President, Marketing Services

Mario J. San Marco              Vice President

Donna N. Schenk                 Vice President, Agency Operations and Special
                                Markets

James J. Vance                  Vice President and Treasurer

Charles W. Wood, Jr.            Vice President, Sales and Marketing

James H. Acton, Jr.             Vice President, Senior Financial Officer

Thomas M. Eck                   Assistant Vice President

David L. DiMartino              Assistant Vice President, Annuity Products &
                                Marketing

Daniel W. Harris                Vice President

Cynthia L. Funcheon             Assistant Vice President

Donna K. Sinor                  Assistant Vice President

John A. Tak                     Assistant Vice President, Life Products

Dennis C. Martin                Assistant Vice President

Gregory G. Rowe                 Assistant Secretary

Marianne Marshall               Assistant Treasurer

Douglas B. Perry                Assistant Treasurer

Timothy D. Speed                Assistant Treasurer

Thomas R. Stanek                Assistant Treasurer

Cheryl J. Stotts                Assistant Treasurer

Richard K. Taulbee              Assistant Treasurer

Charles L. Thomas               Assistant Treasurer

ITEM 28. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western & Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

W&S Operating Holdings, LLC; Ohio limited liability company; 100% owned by WSLIC; holding company

W&S Real Estate Holdings, LLC; Ohio limited liability company; 100% owned by WSLIC; holding company

Fort Washington Savings Company; Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, LLC ("Courtyard"); Ohio limited liability company; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

W&S Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS; securities broker-dealer.

Insurance Profillment Services, LLC; Ohio limited liability company; 100% owned by WSLIC; insurance marketing services.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by W&S Operating Holdings; registered investment adviser.

Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Tristate Ventures, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Buckeye Venture Partners, LLC; Ohio limited liability company; 60% owned by FWIA; private equity

Tristate Ventures II, LLC, Delaware limited liability company; 100% owned by FWIA; private equity

Fort Washington Private Equity Investors V GP, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Capital Analysts Incorporated; Delaware corporation; 100% owned by Columbus Life Insurance Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by Alan Dunlap, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Alabama corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by W&S Operating Holdings; ownership, development and management of real estate.

Eagle Realty Investments, Inc. ("Eagle"); Ohio corporation; 100% owned by Eagle Realty Group, LLC; ownership, development and management of real estate.

OTR-Walnut Housing, Ltd; Ohio limited liability company; 100% owned by Eagle; ownership and operation of real estate.

OTR Redevelopment Group, LLC; Ohio limited liability company; 100% owned by OTR Walnut Housing; ownership and operation of real estate

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by W&S Real Estate Holdings LLC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

The Lafayette Life Insurance Company; Indiana corporation; 100% owned by Financial Group.

WSALD NPH, LLC; Ohio limited liability company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

WSALD CEH, LLC; Ohio limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

AMLIWS Summit Ridge, LLC; Missouri limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Carthage Senior Housing, Ltd.; Ohio limited liability company; 98% owned by W&S Real Estate Holdings; 1% owned by Eagle; ownership and operation of real estate.

Dublin Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Northeast Cincinnati Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

North Pittsburgh Hotel LLC; Pennsylvania limited liability company; 74% owned by WSALD NPH, LLC, 1% owned by Eagle; ownership and operation of real estate.

Sixth and Race Development, LLC; Ohio limited liability company; 71% owned by Race Street Development, Ltd., 25% owned by Eagle; ownership and operation of real estate.

Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Union Centre Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vulcan Hotel LLC; Alabama limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vinings Trace LLC; Indiana limited liability company; 99% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Wright Executive Hotel Limited Partners; Ohio limited partnership; 60.5% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate.

303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Lookout Corporate Center, Ohio joint venture; 50% owned by WS Lookout GP, LLC; ownership and operation of real estate.

OTR Housing Associates, L.P.; Ohio limited partnership; 98% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Seasons Health Care Limited Partnership; Ohio limited partnership; 90% owned by WSLAC, 10% owned by Courtyard; ownership and operation of real estate.

IR Mall Associates, Ltd.; Florida limited partnership; 49.50% owned by WSLIC; ownership and operation of real estate.

IR Mall Company, L.C.; Florida limited liability company; 50% owned by Eagle; ownership and operation of real estate.

Country Place Associates; Ohio general partnership; 90% owned by WS Country Place GP, LLC; 10% owned by Eagle; ownership and operation of real estate.

AMLIWS Parkway Limited Partnership; Texas limited partnership; 74% owned by WSLIC, 1.25% owned by Eagle; ownership and operation of real estate.

Mission Club Apartments General Partnership; Florida general partnership; 95.5% owned by WSLIC, 4.5% owned by Eagle; ownership and operation of real estate.

OTR Transitional Housing, L.P.; Ohio limited partnership; 99% owned by WSLIC; ownership and operation of real estate.

West-Whi Columbus NW Partners; Ohio general partnership; 74% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

LaFrontera Lodging Partners LP; Texas limited partnership; 74.25% owned by W&S Real Estate Holdings, ownership and operation of real estate.

LaFrontera Hotel LLC; Texas limited liability company; 75% owned by Eagle; ownership and operation of real estate.

Centreport Hotels LLC; Texas limited liability company; 75% owned by Eagle; ownership and operation of real estate.

Centreport Hotel Partners; Texas limited partnership; 74.25% owned by WSLIC; ownership and operation of real estate.

Cleveland East Hotel, LLC; Ohio limited liability company; 74% owned by WSALD CEH, LLC; 1% owned by Eagle; ownership and operation of real estate.

Columbus Hotel Partners; Ohio general partnership; 74% owned by WS Columbus Homewood GP, LLC, 1% owned by Eagle; ownership and operation of real estate.

Airport Exchange Hotel Partners; Kentucky general partnership; 74% owned by WS Airport Exchange GP LLC, 1% owned by Eagle; ownership and operation of real estate.

WSA Commons, LLC; Georgia limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut Limited Liability Company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate

Wright Executive Hotel Limited Partners; Ohio Limited Partnership; 60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC; ownership and operation of real estate

WS Airport Exchange GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings; ownership and operation of real estate

WS Columbus Homewood GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

WS Columbus Northwest GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

WS Country Place GP, LLC; Ohio Limited Liability Company; 100% owned by W&S Real Estate Holdings; ownership and operation of real estate

WS Lookout JV, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

WS Wright Hotel GP, LLC; Ohio Limited Liability Company; 100% owned by WSLIC; ownership and operation of real estate

ITEM 29. The Code of Regulations of Columbus Life Insurance Company provides in
Article VI that:

                                   ARTICLE VI
                          Indemnification and Insurance

     Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

     Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

     Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities.

Name                                    Position/Office with
                                        Touchstone Securities

James N. Clark                          Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                        Director
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Donald J. Wuebbling                     Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo                          President
303 Broadway, Suite 1100
Cincinnati, OH  45202

Richard K. Taulbee                      Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                          Vice President
and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                    Chief Financial Officer
303 Broadway, Suite 1100
Cincinnati, Ohio  45202

Rhonda S. Malone                        Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                      Chief Compliance Officer
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Douglas B. Perry                        Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Timothy D. Speed                        Assistant Treasurer
400 Broadway
Cincinnati, Ohio 45202

Cheryl J. Stotts                        Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12-month period ended December 31, 2006.

 Net Underwriting Discounts and                     Compensation on      Brokerage Commissions    Compensation
 Commissions                                        Redemptions
 $ 0                                                $ -0-                $ -0-                    $ -0-

ITEM 31. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 East Fourth Street, Cincinnati, Ohio 45202.

ITEM 32. -- MANAGEMENT SERVICES
Not Applicable.

ITEM 33. -- FEE REPRESENTATION

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

UNDERTAKINGS OF THE DEPOSITOR

During any time there are insurance obligations outstanding and covered by the guarantee issued by The Western and Southern Life Insurance Company ("Western-Southern Guaranty Period"), filed as an exhibit to this Registration Statement (the "Western-Southern Guaranty"), the Depositor hereby undertakes to provide notice to policyholders covered by the Western-Southern Guarantee promptly after the happening of significant events related to the Western-Southern Guarantee.

These significant events include: (i) termination of the Western-Southern Guarantee that has a material adverse effect on the policyholders' rights under the Western-Southern Guarantee; (ii) a default under the Western-Southern Guarantee that has a material adverse effect on the policyholders' rights under the Western-Southern Guarantee; or (iii) the insolvency of The Western and Southern Life Insurance Company ("Western-Southern").

Depositor hereby undertakes during the Western-Southern Guaranty Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of Western-Southern in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of Western-Southern regarding such financial statements.

During the Western-Southern Guaranty Period, the Depositor hereby undertakes to include in the prospectus an offer to supply to policyholders the Statement of Additional Information which shall contain current financial statements of Western-Southern, free of charge upon a policyholder's request.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 23rd day of April, 2007.

                  COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                  By: COLUMBUS LIFE INSURANCE COMPANY


                  By: /s/ J.J. Miller
                  -------------------
                  J.J. Miller
                  President and Chief Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                  Principal Executive Officer:

                  /s/ J.J. Miller
                  -------------------
                  J.J. Miller
                  President and Chief
                  Executive Officer                    April 23, 2007



                  Principal Accounting and Financial Officer:

                  /s/ Robert L. Walker
                  -------------------                  April 23, 2007
                  Robert L. Walker
                  Senior Vice President and
                  Chief Financial Officer


                  Directors:                           By: /s/ Edward S. Heenan
                  William J. Williams*                     ---------------------
                  John H. Barrett*                     Edward S. Heenan
                  Robert L. Walker*                    as attorney in fact*
                  James N. Clark*                      for each Director
                  Lawrence L. Grypp
                  J.J. Miller*
                  James K. Risk, III*                  April 23, 2007
                  Joseph H. Seaman*
                  Robert B. Truitt*

         The Western and Southern Life Insurance Company has duly caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 23rd day of April, 2007.

                  THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY

                  By: /s/ Edward S. Heenan
                  ------------------------
                  Edward S. Heenan
                  Senior Vice President


                  Directors:
                  John F. Barrett*                      By: /s/ Edward S. Heenan
                  Donald A. Bliss*                      ------------------------
                  James N. Clark*                       Edward S. Heenan
                  Jo Ann Davidson*                      Senior Vice President
                  Eugene P. Ruehlmann*                  as attorney in fact*
                  George H. Walker, III*                for each Director
                  Thomas L. Williams*
                  William J. Williams*                  April 23, 2007

EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION


(n)(1)    Consent of Independent Registered Public Accounting Firm

(h)(17) (i) Form of Rule 22c-2 Agreement with respect to AIM Variable Insurance Funds

          (ii) Form of Rule 22c-2 Agreement with respect to The Alger American Fund

          (iii) Form of Rule 22c-2 Agreement with respect to DWS Investments VIT Funds and DWS Variable Series I

          (iv) Form of Rule 22c-2 Agreement with respect to Fidelity Variable Insurance Products Funds

          (v) Form of Rule 22c-2 Agreement with respect to Franklin Templeton Variable Insurance Products Trust

          (vi) Form of Rule 22c-2 Agreement with respect to Janus Aspen Series

          (vii) Form of Rule 22c-2 Agreement with respect to JP Morgan Series II Trust

          (viii) Form of Rule 22c-2 Agreement with respect to MFS Variable Insurance Trust

          (ix) Form of Rule 22c-2 Agreement with respect to Oppenheimer Variable Account Funds and Panorama Series Funds

          (x) Form of Rule 22c-2 Agreement with respect to PIMCO Variable Insurance Trust

          (xi) Form of Rule 22c-2 Agreement with respect to Putnam Variable
          Trust

          (xii) Form of Rule 22c-2 Agreement with respect to Touchstone Variable Series Trust

          (xiii) Form of Rule 22c-2 Agreement with respect to Van Kampen Life Investment Trust

          (xiv) Form of Rule 22c-2 Agreement with respect to The Universal Institutional Funds, Inc.